                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07340
                                  ---------------------------------------------

                                J.P. Morgan Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            522 Fifth Avenue, New York,                         NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        --------------------------
Date of reporting period: December 31, 2003 through June 30, 2004
                         ----------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT JUNE 30 2004 (UNAUDITED)

U.S. MID/SMALL CAP EQUITY FUNDS

DYNAMIC SMALL CAP FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                    1
Fund Commentaries:
Dynamic Small Cap Fund                                3
Mid Cap Equity Fund                                   6
Mid Cap Growth Fund                                   9
Mid Cap Value Fund                                   12
Small Cap Equity Fund                                15
Small Cap Growth Fund                                18
Trust Small Cap Equity                               21
U.S. Small Company Fund                              24
U.S. Small Company Opportunities Fund                27
Portfolios of Investments                            30
Financial Statements                                 68
Notes to Financial Statements                        81
Financial Highlights                                104

HIGHLIGHTS

-  Favorable economic data and corporate profitability

-  Inflation concerns emerge

-  Small and mid caps outperform

-  Positive backdrop for equities

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN U.S. MID AND SMALL CAP EQUITY FUNDS

PRESIDENT'S LETTER   AUGUST 2, 2004

[PHOTO OF GEORGE C.W. GATCH]

"Favorable economic data and gains in corporate profitability overcame investor concerns about higher interest rates in the first half of 2004, pushing U.S. equity prices gradually higher.

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan U.S. Mid and Small Cap Equity Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended June 30, 2004, along with reports from the Portfolio Managers.

EQUITIES EDGE HIGHER DESPITE RATE CONCERNS

Favorable economic data and gains in corporate profitability overcame investor concerns about higher interest rates in the first half of 2004, pushing U.S. equity prices gradually higher. In the early months of the year, the positive picture of low inflation, combined with robust economic growth and accelerating corporate earnings, supported equities. But by April, the picture was becoming less rosy. A sudden improvement in job creation, combined with higher-than-expected inflation, provoked a rise in bond yields and caused investor concerns over whether the Federal Reserve would be able to raise rates without choking off recovery. Furthermore, there was a marked increase in the level of violence in Iraq. On June 30, the last day of the half-year, the Federal Reserve confirmed that rates were on a rising trend, lifting them by 25 basis points. Even so, equities finished the half-year higher than they started it, with the optimists drawing confidence from the sharp improvement in job growth and stellar gains in corporate profits.

SMALL AND MID CAP OUTPERFORMANCE

Once again, equity market returns were far from uniform. Broadly speaking, large capitalization stocks made modest gains, with the broad-based S&P 500 Index up 3.4% for the period. Both mid and small capitalization stocks performed far more robustly. The S&P Small Cap 600 Index rose +10.1%, while the S&P Mid Cap 400 Index appreciated 6.8%. This is in line with a historical pattern of superior performance from small caps when the U.S. economy is emerging from periods of sluggish business activity. Additionally, toward the end of the period, higher-quality stocks started to lead the market, in contrast to 2003 when they lagged.

OUTLOOK

A critical test has begun, as the U.S. economy attempts to make the transition from recovery to a sustainable, non-inflationary expansion. It is understandable that equities faltered as long-term interest rates moved higher, and as the Federal Reserve started to tighten. Barring a geopolitical catastrophe, however, we expect that the economy will cool but still grow at a solid pace; that corporate profits will continue to be supported by tight control over business costs; and that investors will, at some point in the not-so-distant future, again come to view equities as good value.

IMPORTANT MERGER NEWS

As you may know, J.P. Morgan Chase & Co. and Bank One Corp. merged in July 2004, as approved by both firms' shareholders. The combined company is called JPMorgan Chase & Co. The merger is compelling both strategically and financially. The new combined organization has top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And, we have an extraordinarily talented team that shares common values and a strong client orientation.

JPMORGAN TRUST SMALL CAP EQUITY FUND UPDATE

Effective July 16, 2004, the Fund's portfolio management team has been run by Christopher Blum and Dennis Ruhl. The team will use a three-step investment process that combines research, valuation and stock selection. They will take an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. Additionally, the Fund will compare its performance to that of the Russell 2000 Index, as the advisor believes that it more accurately reflects the Fund's investment style.

As always, everyone at JPMorgan Fleming Asset Management would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.


Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN DYNAMIC SMALL CAP FUND

AS OF JUNE 30, 2004                                                  (Unaudited)

                                    FUND FACTS

                                    Fund Inception                     5/19/1997
                                    Fiscal Year End                  DECEMBER 31
                                    Net Assets as of 6/30/2004
                                    (In Millions)                         $208.5
                                    Primary Benchmark              S&P SMALL CAP
                                                                       600/BARRA
                                                                    GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Dynamic Small Cap Fund, which seeks capital growth over the long term, rose by 4.6% (Class A shares, no sales charge) during the six months ended June 30, 2004. This compares with appreciation of 10.4% in the S&P Small Cap 600/Barra Growth Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund delivered positive absolute returns in the half-year. It outperformed its peer group, as represented by the Lipper Small Cap Growth Index, which gained +3.4%, but trailed the benchmark S&P Small Cap 600/Barra Growth Index.

   Stock selection in the Retail, Software & Services and Systems Hardware sectors contributed to performance, as did our overweight in Systems Hardware. In Retail, apparel retailer Aeropostale, catalog retailer J. Jill Group, and rural sporting goods retailer Hibbett Sporting Goods, led performance. In Software, Internet security software provider RSA Security, and product testing software maker Ansys, Inc., performed well. In addition, our underweight in information technology consulting service providers added to performance. In Systems Hardware, Zebra Technologies, a maker of bar code label printers and software, and our stock selection in communications equipment, both made strong contributions.

   By contrast, stock selection in the Industrial Cyclicals, Consumer Cyclicals, and Health Services & Systems sectors detracted from performance. In Industrial Cyclicals, Rofin-Sinar Technologies, a maker of industrial lasers used in manufacturing processes, and Wabash National Corp, a maker of truck trailers, performed poorly. In Consumer Cyclicals, slot machine and casino management software maker, Alliance Gaming Corp, declined, as did customer service outsourcing provider, Sykes Enterprises. In Health Services & Systems, the chief detractor was Advanced Neuromodulation Systems, a maker of implantable medical devices used to manage chronic pain. Merit Medical Systems, a maker of medical devices used to treat cardiovascular diseases, also fell.

Q: HOW WAS THE FUND MANAGED?

A: The Fund was overweight in Systems Hardware companies throughout the period in anticipation of a pick-up in corporate technology spending. For most of the period it was also overweight Industrial Cyclicals, but we have recently reduced the weighting as robust earnings have been discounted by rising stock prices. The Fund has been underweight areas with exposure to rising interest rates, such as the Consumer Cyclicals stocks, including homebuilders and home furnishings manufacturers. Over the period, we have sold biotechnology stocks due to valuation and added medical device manufacturers with strong product cycles. We have also reduced our weight in the Retail sector, due to potential negative pressure from rising interest rates on consumer spending.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                                32.1%
Consumer Goods & Services                                 20.8%
Health Services & Systems                                 14.6%
Industrial Products & Services                            10.2%
Finance & Insurance                                        7.0%
Energy                                                     6.7%
Pharmaceuticals                                            5.4%
Short-Term Investments                                     1.9%
Telecommunications                                         1.0%
Utilities                                                  0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Ansys, Inc.                                            1.8%
 2. East-West Bancorp, Inc.                                1.7%
 3. Immucor, Inc.                                          1.6%
 4. RSA Security, Inc.                                     1.5%
 5. Regis Corp.                                            1.5%
 6. Arthocare Corp.                                        1.5%
 7. Wabash National Corp.                                  1.4%
 8. Possis Medical, Inc.                                   1.4%
 9. Zebra Technologies Corp., Class A                      1.4%
10. VCA Antech, Inc.                                       1.3%

Top 10 equity holdings comprised 15.1% ($31,574 in thousands) of the Portfolio's market value of investments. As of June 30, 2004 the Fund held 121 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                                                                       SINCE
                                                                     INCEPTION
                                     1 YEAR    3 YEARS    5 YEARS    (5/19/97)
                                     ------------------------------------------
CLASS A SHARES
            Without Sales Charge      28.68%      2.07%      5.67%        11.05%
               With Sales Charge*     21.31%      0.08%      4.42%        10.13%

CLASS B SHARES
                  Without CDSC        27.87%      1.44%      4.99%        10.32%
                     With CDSC**      22.87%      0.46%      4.66%        10.32%

CLASS C SHARES
                  Without CDSC        27.84%      1.42%      4.97%        10.31%
                     With CDSC***     26.84%      1.42%      4.97%        10.31%

SELECT SHARES                         29.21%      2.45%      6.08%        11.36%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 1% for the period since inception.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (05/19/97 TO 06/30/04)

                       JPMORGAN DYNAMIC        S&P SMALLCAP        LIPPER SMALL-CAP
                        SMALL CAP FUND           600/BARRA              GROWTH
                       (CLASS A SHARES)        GROWTH INDEX           FUNDS INDEX
May-1997               $           9,425     $          10,000     $          10,000
May-1997               $           9,925     $          10,000     $          10,000
Jun-1997               $          10,962     $          10,357     $          10,535
Jul-1997               $          12,083     $          10,977     $          11,169
Aug-1997               $          12,497     $          11,317     $          11,347
Sep-1997               $          13,384     $          12,036     $          12,302
Oct-1997               $          13,054     $          11,372     $          11,674
Nov-1997               $          12,545     $          11,157     $          11,410
Dec-1997               $          12,602     $          11,289     $          11,258
Jan-1998               $          12,442     $          11,083     $          11,091
Feb-1998               $          13,676     $          12,177     $          11,988
Mar-1998               $          14,778     $          12,500     $          12,529
Apr-1998               $          14,938     $          12,565     $          12,621
May-1998               $          13,892     $          11,779     $          11,727
Jun-1998               $          14,353     $          11,856     $          12,071
Jul-1998               $          13,468     $          11,132     $          11,163
Aug-1998               $          10,490     $           8,847     $           8,725
Sep-1998               $          11,630     $           9,463     $           9,192
Oct-1998               $          12,055     $           9,929     $           9,554
Nov-1998               $          12,950     $          10,621     $          10,331
Dec-1998               $          14,299     $          11,546     $          11,366
Jan-1999               $          14,148     $          11,389     $          11,641
Feb-1999               $          12,905     $          10,269     $          10,521
Mar-1999               $          13,216     $          10,565     $          10,997
Apr-1999               $          13,706     $          11,049     $          11,426
May-1999               $          13,640     $          11,146     $          11,488
Jun-1999               $          15,082     $          11,739     $          12,564
Jul-1999               $          15,102     $          11,711     $          12,520
Aug-1999               $          14,828     $          11,174     $          12,345
Sep-1999               $          15,008     $          11,438     $          12,793
Oct-1999               $          15,065     $          11,611     $          13,538
Nov-1999               $          16,366     $          12,281     $          15,247
Dec-1999               $          18,610     $          13,806     $          18,321
Jan-2000               $          18,327     $          13,616     $          18,130
Feb-2000               $          22,673     $          16,456     $          23,442
Mar-2000               $          22,144     $          14,955     $          21,602
Apr-2000               $          22,249     $          14,385     $          18,932
May-2000               $          20,411     $          13,770     $          17,383
Jun-2000               $          23,276     $          15,021     $          20,445
Jul-2000               $          21,919     $          13,994     $          19,114
Aug-2000               $          25,021     $          15,680     $          21,169
Sep-2000               $          23,757     $          14,846     $          20,121
Oct-2000               $          23,135     $          14,962     $          18,612
Nov-2000               $          19,637     $          12,718     $          15,442
Dec-2000               $          20,735     $          13,886     $          16,807
Jan-2001               $          20,679     $          13,897     $          17,320
Feb-2001               $          18,148     $          12,718     $          15,103
Mar-2001               $          16,418     $          12,061     $          13,636
Apr-2001               $          17,751     $          13,231     $          15,109
May-2001               $          18,350     $          13,382     $          15,519
Jun-2001               $          18,689     $          13,812     $          15,910
Jul-2001               $          18,136     $          13,477     $          15,023
Aug-2001               $          17,311     $          13,076     $          14,134
Sep-2001               $          15,242     $          11,416     $          11,928
Oct-2001               $          16,056     $          12,111     $          12,802
Nov-2001               $          16,778     $          12,910     $          13,794
Dec-2001               $          17,762     $          13,722     $          14,630
Jan-2002               $          17,479     $          13,703     $          14,188
Feb-2002               $          17,186     $          13,279     $          13,330
Mar-2002               $          18,169     $          14,214     $          14,420
Apr-2002               $          18,338     $          14,419     $          14,040
May-2002               $          17,604     $          13,761     $          13,477
Jun-2002               $          16,351     $          12,943     $          12,475
Jul-2002               $          14,328     $          11,395     $          10,706
Aug-2002               $          14,294     $          11,622     $          10,690
Sep-2002               $          13,423     $          11,048     $          10,042
Oct-2002               $          13,955     $          11,528     $          10,471
Nov-2002               $          14,452     $          12,107     $          11,349
Dec-2002               $          13,717     $          11,615     $          10,591
Jan-2003               $          13,266     $          11,297     $          10,311
Feb-2003               $          12,984     $          10,991     $           9,989
Mar-2003               $          13,198     $          11,201     $          10,195
Apr-2003               $          14,147     $          12,001     $          11,037
May-2003               $          15,085     $          12,813     $          12,163
Jun-2003               $          15,447     $          13,093     $          12,575
Jul-2003               $          16,329     $          13,815     $          13,311
Aug-2003               $          17,075     $          14,496     $          14,016
Sep-2003               $          16,703     $          14,119     $          13,672
Oct-2003               $          18,263     $          15,309     $          14,910
Nov-2003               $          19,110     $          15,834     $          15,307
Dec-2003               $          18,990     $          15,950     $          15,328
Jan-2004               $          19,358     $          16,490     $          16,046
Feb-2004               $          19,370     $          16,728     $          15,985
Mar-2004               $          19,597     $          16,862     $          15,874
Apr-2004               $          18,817     $          16,373     $          15,098
May-2004               $          19,167     $          16,674     $          15,414
Jun-2004               $          19,871     $          17,608     $          15,853

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 5/19/97. Class A and Class B Shares were introduced on 5/19/97.

Returns for the Select Shares prior to 4/5/99 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class C Shares prior to 1/7/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Dynamic Small Cap Fund, S&P SmallCap 600/BARRA Growth Index, and Lipper Small-Cap Growth Funds Index from May 19, 1997 to June 30, 2004.

The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SmallCap 600/BARRA Growth Index is a capitalization-weighted index of all the stocks in the S&P SmallCap 600 Index with higher price-to-book ratios. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MID CAP EQUITY FUND

AS OF JUNE 30, 2004                                                  (Unaudited)

                                    FUND FACTS

                                    Fund Inception                      1/1/1997
                                    Fiscal Year End                  DECEMBER 31
                                    Net Assets as of 6/30/2004
                                    (In Millions)                         $209.0
                                    Primary Benchmark            RUSSELL MID CAP
                                                                           INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Mid Cap Equity Fund, which seeks long-term capital growth, rose 8.5%
   during the six months ended June 30, 2004. This compares with a gain of 6.7% for the Russell Mid Cap Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund performed well during the first half of 2004. After the year began with the market's more speculative names posting the highest gains, market leadership shifted to higher-quality names in February. This development helped the Fund's performance, as our overriding focus is on strong, durable businesses. The positive performance relative to the benchmark is attributable to stock selection rather than sector weightings, with the Healthcare and Information Technology sectors doing particularly well. The Fund's overweight position in Consumer Discretionary was the largest detractor from performance. In addition, the Fund's Industrial holdings, which rose moderately during the first half of the year, underperformed their benchmark peer group.

   ImClone proved to be the Fund's top contributor, as the company's shares doubled during the first half of 2004. The advance was driven by the approval and launch of the cancer drug Erbitux, which is expected to be a blockbuster. In particular, the FDA's approval of Erbitux as a treatment for colon cancer resulted in a $250M milestone payment from Bristol Myers Squibb. Another top contributor was Biogen, up 72% this year as its current drugs continue to exhibit healthy growth, while a number of drugs in its pipeline are entering late-stage clinical development. In addition, Antegren, a very promising MS drug expected to play a critical role in the treatment of that disease, is on the verge of U.S. and European regulatory approvals and a commercial launch.

   Among a number of stocks that performed well, there were a few holdings that detracted from performance. The Fund's biggest detractor was Amkor Technology, as the provider of semiconductor packaging and test services pre-announced disappointing second-quarter results, particularly with respect to margins. Key factors affecting their margins were an unfavorable product mix, rising material costs and higher depreciation. Because we did not feel that management was executing well on its business plan, the position was sold. Another detractor from the Fund was Doubleclick, as the online advertising company failed to meet the Street's revenue expectations. Although Doubleclick has strong exposure to the rapidly growing online ad market, its core technology serving business has experienced pricing pressure. As the company increases headcount to generate additional revenue, we expect margin expansion to be lower than consensus expectations and thus eliminated the position from the Portfolio.

Q: HOW WAS THE FUND MANAGED?

A: The portfolio manager's focus remained on stock selection, believing that quality companies, regardless of their economic sector, trading at attractive valuations will outperform in the long term. The portfolio manager sought to maintain significant sector diversification in the Portfolio to avoid any large bets contingent on macroeconomic or sector trends.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                                 25.2%
Technology                                                19.0%
Finance & Insurance                                       15.9%
Industrial Products & Services                            11.2%
Energy                                                     6.1%
Pharmaceuticals                                            6.0%
Health Services & Systems                                  5.9%
Telecommunications                                         3.7%
Short-Term Investments                                     2.8%
REITs                                                      2.4%
Utilities                                                  1.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Wilmington Trust Corp.                                 1.3%
 2. AutoZone, Inc.                                         1.2%
 3. Mohawk Industries, Inc.                                1.2%
 4. Assurant, Inc.                                         1.2%
 5. Outback Steakhouse, Inc.                               1.2%
 6. Kinder Morgan, Inc.                                    1.1%
 7. Golden West Financial Corp.                            1.1%
 8. VF Corp.                                               1.1%
 9. NBTY, Inc.                                             1.1%
10. The E.W. Scripps Co., Class A                          1.1%

Top 10 equity holdings comprised 11.6% ($24,369 in thousands) of the Portfolio's market value of investments. As of June 30, 2004, the Fund held 182 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                     1 YEAR         3 YEARS        5 YEARS        10 YEARS
                     -----------------------------------------------------
SELECT SHARES         26.24%           7.15%          9.51%          12.29%

[CHART]

TEN-YEAR FUND PERFORMANCE (06/30/94 TO 06/30/04)

                           JPMORGAN               RUSSELL               LIPPER
                            MID CAP               MIDCAP             MID-CAP CORE
                          EQUITY FUND              INDEX              FUNDS INDEX
Jun-1994               $       1,000,000     $       1,000,000     $       1,000,000
Jul-1994               $       1,020,700     $       1,034,300     $       1,023,000
Aug-1994               $       1,066,529     $       1,083,326     $       1,081,823
Sep-1994               $       1,072,289     $       1,056,893     $       1,083,121
Oct-1994               $       1,068,536     $       1,064,925     $       1,095,252
Nov-1994               $       1,029,962     $       1,017,962     $       1,054,837
Dec-1994               $       1,039,746     $       1,031,195     $       1,078,782
Jan-1995               $       1,026,333     $       1,052,335     $       1,064,650
Feb-1995               $       1,068,003     $       1,106,846     $       1,105,852
Mar-1995               $       1,116,383     $       1,138,502     $       1,128,743
Apr-1995               $       1,120,960     $       1,155,693     $       1,128,065
May-1995               $       1,153,917     $       1,193,715     $       1,144,197
Jun-1995               $       1,187,149     $       1,233,824     $       1,214,679
Jul-1995               $       1,267,519     $       1,293,665     $       1,292,054
Aug-1995               $       1,279,688     $       1,313,458     $       1,309,368
Sep-1995               $       1,308,097     $       1,343,142     $       1,340,924
Oct-1995               $       1,245,700     $       1,313,055     $       1,297,746
Nov-1995               $       1,288,552     $       1,378,314     $       1,337,197
Dec-1995               $       1,296,026     $       1,386,308     $       1,352,441
Jan-1996               $       1,297,970     $       1,415,560     $       1,367,183
Feb-1996               $       1,322,242     $       1,448,825     $       1,421,050
Mar-1996               $       1,333,085     $       1,469,833     $       1,437,392
Apr-1996               $       1,374,543     $       1,511,430     $       1,516,592
May-1996               $       1,402,309     $       1,534,252     $       1,555,417
Jun-1996               $       1,362,203     $       1,511,238     $       1,501,444
Jul-1996               $       1,237,153     $       1,417,693     $       1,388,536
Aug-1996               $       1,336,744     $       1,485,175     $       1,463,517
Sep-1996               $       1,452,372     $       1,558,542     $       1,540,205
Oct-1996               $       1,389,194     $       1,571,011     $       1,524,033
Nov-1996               $       1,402,391     $       1,666,685     $       1,590,785
Dec-1996               $       1,391,873     $       1,649,685     $       1,594,603
Jan-1997               $       1,429,315     $       1,711,383     $       1,645,152
Feb-1997               $       1,368,998     $       1,708,816     $       1,600,075
Mar-1997               $       1,262,763     $       1,636,192     $       1,524,391
Apr-1997               $       1,269,456     $       1,676,933     $       1,534,300
May-1997               $       1,415,951     $       1,799,349     $       1,692,640
Jun-1997               $       1,486,749     $       1,858,188     $       1,753,913
Jul-1997               $       1,577,738     $       2,013,160     $       1,877,038
Aug-1997               $       1,545,868     $       1,991,217     $       1,881,918
Sep-1997               $       1,654,078     $       2,104,915     $       2,009,512
Oct-1997               $       1,585,434     $       2,023,034     $       1,928,730
Nov-1997               $       1,571,324     $       2,071,182     $       1,926,223
Dec-1997               $       1,600,707     $       2,128,140     $       1,948,952
Jan-1998               $       1,606,470     $       2,088,131     $       1,914,650
Feb-1998               $       1,773,543     $       2,251,423     $       2,077,779
Mar-1998               $       1,875,876     $       2,358,140     $       2,178,966
Apr-1998               $       1,922,586     $       2,364,036     $       2,204,025
May-1998               $       1,797,233     $       2,290,987     $       2,090,517
Jun-1998               $       1,886,016     $       2,322,603     $       2,114,349
Jul-1998               $       1,770,969     $       2,211,814     $       1,994,043
Aug-1998               $       1,380,116     $       1,858,145     $       1,587,657
Sep-1998               $       1,518,818     $       1,978,367     $       1,726,101
Oct-1998               $       1,574,407     $       2,113,292     $       1,824,316
Nov-1998               $       1,675,641     $       2,213,462     $       1,915,896
Dec-1998               $       1,860,632     $       2,343,392     $       2,100,206
Jan-1999               $       1,890,960     $       2,339,408     $       2,090,335
Feb-1999               $       1,738,549     $       2,261,506     $       1,942,966
Mar-1999               $       1,809,656     $       2,332,291     $       1,999,506
Apr-1999               $       1,886,204     $       2,504,648     $       2,114,278
May-1999               $       1,866,210     $       2,497,384     $       2,139,438
Jun-1999               $       2,022,972     $       2,585,542     $       2,256,037
Jul-1999               $       1,974,016     $       2,514,698     $       2,212,044
Aug-1999               $       1,941,445     $       2,449,567     $       2,150,992
Sep-1999               $       1,967,848     $       2,363,342     $       2,110,768
Oct-1999               $       2,041,249     $       2,475,365     $       2,215,463
Nov-1999               $       2,148,823     $       2,546,655     $       2,381,844
Dec-1999               $       2,326,960     $       2,770,761     $       2,692,674
Jan-2000               $       2,224,109     $       2,679,049     $       2,664,132
Feb-2000               $       2,378,907     $       2,885,068     $       3,106,911
Mar-2000               $       2,549,236     $       3,050,382     $       3,082,988
Apr-2000               $       2,522,469     $       2,906,099     $       2,873,345
May-2000               $       2,416,778     $       2,829,087     $       2,755,250
Jun-2000               $       2,482,273     $       2,912,828     $       2,979,527
Jul-2000               $       2,474,578     $       2,880,205     $       2,894,015
Aug-2000               $       2,750,245     $       3,156,128     $       3,176,471
Sep-2000               $       2,694,691     $       3,110,996     $       3,091,977
Oct-2000               $       2,672,864     $       3,063,086     $       2,982,212
Nov-2000               $       2,458,233     $       2,787,409     $       2,652,379
Dec-2000               $       2,669,395     $       2,999,530     $       2,860,856
Jan-2001               $       2,689,148     $       3,047,823     $       2,945,251
Feb-2001               $       2,554,691     $       2,862,210     $       2,714,049
Mar-2001               $       2,367,177     $       2,684,753     $       2,533,022
Apr-2001               $       2,562,469     $       2,914,300     $       2,777,965
May-2001               $       2,610,899     $       2,968,506     $       2,843,803
Jun-2001               $       2,590,012     $       2,940,602     $       2,851,197
Jul-2001               $       2,547,536     $       2,856,501     $       2,761,384
Aug-2001               $       2,467,034     $       2,746,525     $       2,642,368
Sep-2001               $       2,191,219     $       2,415,294     $       2,304,674
Oct-2001               $       2,264,844     $       2,510,940     $       2,419,907
Nov-2001               $       2,411,153     $       2,721,357     $       2,602,852
Dec-2001               $       2,564,020     $       2,830,755     $       2,720,241
Jan-2002               $       2,514,535     $       2,813,771     $       2,689,230
Feb-2002               $       2,467,513     $       2,783,945     $       2,642,707
Mar-2002               $       2,606,434     $       2,950,982     $       2,821,089
Apr-2002               $       2,603,046     $       2,893,733     $       2,774,541
May-2002               $       2,582,221     $       2,861,033     $       2,718,218
Jun-2002               $       2,414,119     $       2,669,344     $       2,521,691
Jul-2002               $       2,220,265     $       2,408,816     $       2,265,992
Aug-2002               $       2,240,469     $       2,422,065     $       2,291,824
Sep-2002               $       2,089,014     $       2,198,508     $       2,108,936
Oct-2002               $       2,195,762     $       2,309,533     $       2,208,056
Nov-2002               $       2,288,423     $       2,469,814     $       2,358,204
Dec-2002               $       2,220,686     $       2,372,504     $       2,247,840
Jan-2003               $       2,189,819     $       2,324,579     $       2,203,333
Feb-2003               $       2,149,745     $       2,293,895     $       2,156,843
Mar-2003               $       2,189,300     $       2,316,604     $       2,162,235
Apr-2003               $       2,323,285     $       2,484,790     $       2,325,483
May-2003               $       2,500,087     $       2,712,148     $       2,520,824
Jun-2003               $       2,523,838     $       2,739,541     $       2,565,191
Jul-2003               $       2,592,234     $       2,829,945     $       2,644,711
Aug-2003               $       2,672,593     $       2,952,765     $       2,761,872
Sep-2003               $       2,631,703     $       2,915,855     $       2,715,473
Oct-2003               $       2,805,395     $       3,138,335     $       2,914,788
Nov-2003               $       2,873,005     $       3,226,522     $       2,994,362
Dec-2003               $       2,937,648     $       3,323,318     $       3,070,419
Jan-2004               $       3,015,789     $       3,420,027     $       3,153,320
Feb-2004               $       3,105,358     $       3,493,557     $       3,213,549
Mar-2004               $       3,122,748     $       3,494,256     $       3,205,836
Apr-2004               $       3,051,862     $       3,366,017     $       3,104,852
May-2004               $       3,111,373     $       3,449,494     $       3,153,598
Jun-2004               $       3,186,852     $       3,545,045     $       3,239,376

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in the JPMorgan Mid Cap Equity Fund, Russell MidCap Index, and Lipper Mid-Cap Core Funds Index from June 30, 1994 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Index measures the performance of the smallest 800 companies of the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MID CAP GROWTH FUND

AS OF JUNE 30, 2004                                                  (Unaudited)

                                    FUND FACTS

                                    Fund Inception                    10/29/1999
                                    Fiscal Year End                  DECEMBER 31
                                    Net Assets as of 6/30/2004
                                    (In Millions)                          $59.5
                                    Primary Benchmark            RUSSELL MID CAP
                                                                    GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Mid Cap Growth Fund, which seeks to provide long-term growth from a portfolio of mid-capitalization stocks, rose 8.8% (Class A shares, no sales charge) during the six months ended June 30, 2004. This compares with a gain of 5.9% for the Russell Mid Cap Growth Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund performed well during the first half of 2004. After the year began with the market's more speculative names posting the highest gains, market leadership shifted to higher-quality names in February. This development helped the Fund's performance, as our overriding focus is on strong, durable businesses. The positive performance relative to the benchmark is attributable to stock selection, rather than sector weightings, with the Healthcare and Information Technology sectors doing particularly well. The Fund's stock selections in Telecommunications were the largest detractors from performance. In addition, the Fund's Industrial holdings, which rose marginally during the first half of the year, underperformed their benchmark peer group.

   ImClone proved to be the Fund's top contributor, as the company's shares doubled during the first half of 2004. The advance was driven by the approval and launch of the cancer drug Erbitux, which is expected to be a blockbuster. In particular, the FDA's approval of Erbitux as a treatment for colon cancer resulted in a $250M milestone payment from Bristol-Myers Squibb. Another top contributor was Biogen, up 72% this year as its current drugs continue to exhibit healthy growth, while a number of drugs in its pipeline are entering late-stage clinical development. In addition, Antegren, a very promising MS drug expected to play a critical role in the treatment of that disease, is on the verge of U.S. and European regulatory approvals and a commercial launch.

   Amongst a number of stocks that performed well, there were a few holdings that detracted from performance. The Fund's biggest detractor was Amkor Technology, as the provider of semiconductor packaging and test services pre-announced disappointing second-quarter results, particularly with respect to margins. Key factors affecting their margins were an unfavorable product mix, rising material costs and higher depreciation. Because we did not feel that management was executing well on its business plan, the position was sold. Another detractor from the portfolio was Doubleclick, as the online advertising company failed to meet the Street's revenue expectations. Although Doubleclick has strong exposure to the rapidly growing online ad market, its core technology serving business has experienced pricing pressure. As the company increases headcount to generate additional revenue, we expect margin expansion to be lower than consensus expectations and thus eliminated the position from the portfolio.

Q: HOW WAS THE FUND MANAGED?

A: The portfolio manager's focus remained on stock selection, believing that quality companies, regardless of their economic sector, trading at attractive valuations will outperform in the long term. The portfolio manager sought to maintain significant sector diversification in the Portfolio to avoid any large bets contingent on macroeconomic or sector trends.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                                30.6%
Consumer Goods & Services                                 26.4%
Pharmaceuticals                                           10.8%
Health Services & Systems                                 10.1%
Industrial Products & Services                             6.9%
Finance & Insurance                                        6.6%
Energy                                                     3.9%
Telecommunications                                         2.6%
Short-Term Investments                                     2.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Amphenol Corp., Class A                                2.1%
 2. Zimmer Holdings, Inc.                                  1.9%
 3. Omnicare, Inc.                                         1.7%
 4. Gilead Sciences, Inc.                                  1.5%
 5. Biogen Idec, Inc.                                      1.5%
 6. Harsco Corp.                                           1.5%
 7. Arrow Electronics, Inc.                                1.5%
 8. Staples, Inc.                                          1.4%
 9. ImClone Systems, Inc.                                  1.4%
10. AmeriCredit Corp.                                      1.4%

Top 10 equity holdings comprised 15.9% ($9,661 in thousands) of the Portfolio's market value of investments. As of June 30, 2004, the Fund held 104 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                                                      SINCE
                                                                    INCEPTION
                                             1 YEAR      3 YEAR     (10/29/99)
                                           -----------------------------------
CLASS A SHARES
           Without Sales Charge                 28.67%      (2.32%)     (12.14%)
              With Sales Charge*                21.36%      (4.23%)     (13.25%)

CLASS B SHARES
                 Without CDSC                   27.65%      (3.03%)     (12.76%)
                    With CDSC**                 22.65%      (4.01%)     (13.12%)

  * Sales Charge for Class A Shares is 5.75%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (10/29/99 TO 06/30/04)

                       JPMORGAN MID CAP           RUSSELL              LIPPER
                          GROWTH FUND             MIDCAP               MID-CAP
                       (CLASS A SHARES)        GROWTH INDEX       GROWTH FUNDS INDEX
Oct-1999               $           9,425     $          10,000     $          10,000
Oct-1999               $           9,623     $          10,000     $          10,000
Nov-1999               $          11,902     $          11,036     $          11,254
Dec-1999               $          13,635     $          12,947     $          13,602
Jan-2000               $          13,903     $          12,945     $          13,368
Feb-2000               $          18,711     $          15,666     $          16,718
Mar-2000               $          15,509     $          15,682     $          15,541
Apr-2000               $          11,510     $          14,159     $          13,491
May-2000               $           9,692     $          13,127     $          12,278
Jun-2000               $          12,846     $          14,519     $          14,186
Jul-2000               $          11,980     $          13,600     $          13,597
Aug-2000               $          13,211     $          15,651     $          15,376
Sep-2000               $          12,028     $          14,886     $          14,636
Oct-2000               $           9,683     $          13,868     $          13,452
Nov-2000               $           6,558     $          10,854     $          10,639
Dec-2000               $           6,938     $          11,426     $          11,406
Jan-2001               $           7,245     $          12,079     $          11,562
Feb-2001               $           5,721     $           9,989     $           9,827
Mar-2001               $           5,200     $           8,560     $           8,785
Apr-2001               $           5,780     $           9,987     $           9,942
May-2001               $           5,898     $           9,940     $          10,024
Jun-2001               $           5,633     $           9,945     $           9,985
Jul-2001               $           5,220     $           9,274     $           9,460
Aug-2001               $           4,866     $           8,602     $           8,826
Sep-2001               $           4,197     $           7,180     $           7,553
Oct-2001               $           4,473     $           7,935     $           7,974
Nov-2001               $           4,787     $           8,789     $           8,629
Dec-2001               $           4,974     $           9,123     $           9,003
Jan-2002               $           4,827     $           8,827     $           8,659
Feb-2002               $           4,482     $           8,326     $           8,229
Mar-2002               $           4,797     $           8,962     $           8,747
Apr-2002               $           4,620     $           8,487     $           8,457
May-2002               $           4,453     $           8,235     $           8,174
Jun-2002               $           4,040     $           7,325     $           7,440
Jul-2002               $           3,647     $           6,613     $           6,638
Aug-2002               $           3,568     $           6,590     $           6,559
Sep-2002               $           3,332     $           6,066     $           6,152
Oct-2002               $           3,539     $           6,536     $           6,462
Nov-2002               $           3,706     $           7,048     $           6,846
Dec-2002               $           3,509     $           6,623     $           6,441
Jan-2003               $           3,460     $           6,558     $           6,346
Feb-2003               $           3,381     $           6,501     $           6,248
Mar-2003               $           3,480     $           6,622     $           6,337
Apr-2003               $           3,676     $           7,072     $           6,782
May-2003               $           4,000     $           7,753     $           7,343
Jun-2003               $           4,079     $           7,864     $           7,458
Jul-2003               $           4,217     $           8,144     $           7,752
Aug-2003               $           4,413     $           8,593     $           8,133
Sep-2003               $           4,275     $           8,426     $           7,860
Oct-2003               $           4,639     $           9,106     $           8,476
Nov-2003               $           4,757     $           9,350     $           8,678
Dec-2003               $           4,826     $           9,452     $           8,722
Jan-2004               $           4,993     $           9,763     $           8,943
Feb-2004               $           5,111     $           9,928     $           9,066
Mar-2004               $           5,130     $           9,909     $           9,064
Apr-2004               $           4,953     $           9,629     $           8,777
May-2004               $           5,071     $           9,856     $           8,968
Jun-2004               $           5,146     $          10,013     $           9,184

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The JPMorgan MidCap Growth Fund (formerly J.P. Morgan H&Q IPO & Emerging Company
Fund) commenced operations on 10/29/99.

All Share Classes were introduced on 10/29/99.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Mid Cap Growth Fund, Russell MidCap Growth Index, and Lipper Mid-Cap Growth Funds Index from October 29, 1999 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and assumes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MID CAP VALUE FUND

AS OF JUNE 30, 2004                                                  (Unaudited)

                                    FUND FACTS

                                    Fund Inception                    11/13/1997
                                    Fiscal Year End                  DECEMBER 31
                                    Net Assets as of 6/30/2004
                                    (In Millions)                       $1,819.7
                                    Primary Benchmark            RUSSELL MID CAP
                                                                     VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Mid Cap Value Fund, which seeks growth from capital appreciation, rose 7.7% (Institutional Shares) during the six months ended June 30, 2004. This compares with a gain of 7.2% for the Russell Mid Cap Value Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: After the year began with the market's more speculative names posting the highest gains, market leadership shifted to higher-quality names in February. This development helped the Fund's performance, as our overriding focus is on quality and value. The positive performance relative to the benchmark is attributable to stock selection rather than sector weightings, with the Utilities and Information Technology sectors doing particularly well. The Fund's overweight position in Telecommunications was the largest detractor from performance. In addition, the Fund's Consumer Staples holdings, which rose moderately during the first half of the year, underperformed their benchmark peer group.

   Despite continued fears about interest rate rises and their impact on shares of financial companies, several of the Fund's top performers were in the financial sector. MGIC, the country's leading provider of mortgage insurance, appreciated 33% during the first half of the year. MGIC reported solid earnings in the first quarter, driven by both strong mortgage volumes and an improving credit picture. Assurant, an insurance company spun off from the French concern Fortis early in the year, was also up 33% as its strong business model with four diversified, uncorrelated lines of business made its IPO very attractive to U.S. investors. A strong performer in the energy area was Premcor (+44%), whose better-than-expected results and robust margins encouraged many sell-side analysts to raise full-year estimates. In addition, many analysts are optimistic that the medium-term outlook for all refiners will be lifted by projected growth in the demand for gas.

   Among a number of stocks that performed well, there were a few holdings that detracted from performance. The Fund's biggest detractor was Autozone, as the autoparts supplier declined 6% year to date. Though the stock sold off on concerns about weak same-store sales results, we continue to find the company's defensive characteristics and modest valuation attractive. Another detractor from the portfolio was BB&T Corp., a regional banking company, which saw its share price decline 12%. Management lowered the company's profit forecast for 2004 as a result of ongoing concern about a decline in its mortgage business. Although we have been impressed with BB&T's acquisition strategy and use of capital, we were concerned about its ability to weather the rising interest rate environment and sold our position in the stock.

Q: HOW WAS THE FUND MANAGED?

A: As is always the case, our primary emphasis was on high-quality companies with solid management teams who generate good cash flow. Our quality bias helped our relative performance as we moved from the early phase of the market cycle, when the more speculative areas typically outperform the higher-quality segments, to a more solid phase when companies whose earnings and cash flows are superior assume market leadership.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                                       26.1%
Consumer Goods & Services                                 24.0%
Industrial Products & Services                            15.0%
Energy                                                     8.8%
Technology                                                 6.6%
REITs                                                      4.6%
Short-Term Investments                                     4.5%
Telecommunications                                         4.5%
Utilities                                                  3.5%
Health Services & Systems                                  1.6%
Pharmaceuticals                                            0.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Golden West Financial Corp.                            2.7%
 2. Kinder Morgan, Inc.                                    2.5%
 3. Wilmington Trust Corp.                                 2.5%
 4. Assurant, Inc.                                         2.4%
 5. AutoZone, Inc.                                         2.4%
 6. M&T Bank Corp.                                         2.2%
 7. VF Corp.                                               2.1%
 8. Devon Energy Corp.                                     1.9%
 9. Columbia Sportswear Co.                                1.9%
10. MGIC Investment Corp.                                  1.9%

Top 10 equity holdings comprised 22.5% ($402,773 in thousands) of the Portfolio's market value of investments. As of June 30, 2004, the Fund held 91 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                                                                                    SINCE
                                                                                INCEPTION
                                             1 YEAR     3 YEARS     5 YEARS    (11/13/97)
                                           ----------------------------------------------
CLASS A SHARES
            Without Sales Charge              24.61%      13.17%      15.87%        18.27%
               With Sales Charge*             17.43%      10.97%      14.50%        17.21%
                                           ----------------------------------------------
CLASS B SHARES
                  Without CDSC                23.82%      12.39%      15.35%        17.87%
                     With CDSC**              18.82%      11.59%      15.13%        17.87%
                                           ----------------------------------------------
CLASS C SHARES
                  Without CDSC                23.79%      12.46%      15.40%        17.90%
                     With CDSC***             22.79%      12.46%      15.40%        17.90%
                                           ----------------------------------------------
INSTITUTIONAL SHARES                          25.19%      13.74%      16.25%        18.56%
                                           ----------------------------------------------
SELECT SHARES                                 24.89%      13.48%      16.09%        18.43%

  * Sales Charge for Class A Shares is 5.75%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (11/13/97 TO 06/30/04)

                                JPMORGAN               RUSSELL                 S&P                 LIPPER
                                 MID CAP               MIDCAP                MIDCAP                MID-CAP
                               VALUE FUND               VALUE               400/BARRA               VALUE
                          (INSTITUTIONAL SHARE)         INDEX              VALUE INDEX           FUNDS INDEX
11/13/97                    $       3,000,000     $       3,000,000     $       3,000,000     $       3,000,000
11/30/97                    $       3,060,000     $       3,000,000     $       3,000,000     $       3,000,000
12/31/97                    $       3,146,904     $       3,114,900     $       3,180,000     $       3,031,200
1/31/98                     $       3,170,820     $       3,054,471     $       3,107,178     $       2,992,098
2/28/98                     $       3,321,117     $       3,258,510     $       3,337,109     $       3,200,048
3/31/98                     $       3,579,832     $       3,426,323     $       3,493,286     $       3,333,810
4/30/98                     $       3,597,732     $       3,407,135     $       3,515,643     $       3,372,149
5/31/98                     $       3,555,638     $       3,327,408     $       3,373,611     $       3,240,973
6/30/98                     $       3,591,906     $       3,338,056     $       3,348,646     $       3,228,009
7/31/98                     $       3,408,359     $       3,168,817     $       3,202,980     $       3,045,949
8/31/98                     $       3,050,482     $       2,723,281     $       2,678,332     $       2,536,057
9/30/98                     $       3,194,769     $       2,882,048     $       2,886,706     $       2,608,588
10/31/98                    $       3,423,515     $       3,068,805     $       3,114,467     $       2,764,843
11/30/98                    $       3,637,142     $       3,176,520     $       3,187,034     $       2,866,865
12/31/98                    $       3,768,807     $       3,273,086     $       3,329,176     $       2,978,673
1/31/99                     $       3,699,084     $       3,196,823     $       3,155,060     $       2,958,716
2/28/99                     $       3,683,917     $       3,126,493     $       3,004,564     $       2,804,567
3/31/99                     $       3,701,969     $       3,171,202     $       3,061,050     $       2,860,378
4/30/99                     $       4,002,198     $       3,471,515     $       3,357,359     $       3,081,199
5/31/99                     $       4,226,722     $       3,486,095     $       3,412,084     $       3,107,389
6/30/99                     $       4,366,203     $       3,525,837     $       3,518,200     $       3,227,334
7/31/99                     $       4,461,387     $       3,437,691     $       3,471,408     $       3,167,952
8/31/99                     $       4,243,225     $       3,318,747     $       3,339,842     $       3,060,241
9/30/99                     $       4,166,423     $       3,150,818     $       3,175,521     $       2,990,162
10/31/99                    $       4,316,830     $       3,243,767     $       3,239,032     $       3,018,867
11/30/99                    $       4,299,131     $       3,184,406     $       3,304,136     $       3,127,245
12/31/99                    $       4,291,393     $       3,269,749     $       3,406,565     $       3,333,330
1/31/2000                   $       4,204,707     $       3,074,218     $       3,259,401     $       3,158,997
2/29/2000                   $       3,944,015     $       2,945,715     $       3,139,781     $       3,247,133
3/31/2000                   $       4,540,350     $       3,302,736     $       3,620,167     $       3,470,536
4/30/2000                   $       4,500,849     $       3,315,947     $       3,587,224     $       3,415,701
5/31/2000                   $       4,737,594     $       3,372,981     $       3,690,536     $       3,390,766
6/30/2000                   $       4,698,272     $       3,247,169     $       3,523,724     $       3,398,904
7/31/2000                   $       4,844,388     $       3,323,153     $       3,663,263     $       3,422,697
8/31/2000                   $       5,010,066     $       3,526,862     $       3,925,187     $       3,642,434
9/30/2000                   $       5,156,360     $       3,560,720     $       3,983,279     $       3,610,745
10/31/2000                  $       5,377,568     $       3,628,374     $       3,945,438     $       3,584,386
11/30/2000                  $       5,389,398     $       3,581,205     $       3,950,567     $       3,391,188
12/31/2000                  $       5,805,999     $       3,897,067     $       4,354,315     $       3,686,560
1/31/2001                   $       5,878,574     $       3,883,038     $       4,548,518     $       3,815,590
2/28/2001                   $       5,925,602     $       3,866,729     $       4,397,962     $       3,683,570
3/31/2001                   $       5,755,538     $       3,759,620     $       4,204,451     $       3,544,331
4/30/2001                   $       6,049,070     $       3,966,400     $       4,584,954     $       3,776,840
5/31/2001                   $       6,214,815     $       4,079,045     $       4,675,736     $       3,882,213
6/30/2001                   $       6,299,958     $       4,024,794     $       4,683,218     $       3,914,048
7/31/2001                   $       6,385,007     $       4,008,695     $       4,683,686     $       3,900,348
8/31/2001                   $       6,231,767     $       3,935,336     $       4,588,607     $       3,809,860
9/30/2001                   $       5,733,849     $       3,559,905     $       4,073,765     $       3,433,065
10/31/2001                  $       5,737,862     $       3,578,772     $       4,137,723     $       3,499,323
11/30/2001                  $       6,061,478     $       3,829,286     $       4,389,297     $       3,762,122
12/31/2001                  $       6,381,524     $       3,988,202     $       4,665,823     $       3,934,804
1/31/2002                   $       6,385,991     $       4,028,482     $       4,664,890     $       3,918,671
2/28/2002                   $       6,566,714     $       4,093,744     $       4,775,447     $       3,933,170
3/31/2002                   $       6,841,860     $       4,302,934     $       5,128,831     $       4,180,173
4/30/2002                   $       6,963,645     $       4,299,922     $       5,205,763     $       4,168,887
5/31/2002                   $       7,045,119     $       4,293,472     $       5,115,183     $       4,107,604
6/30/2002                   $       6,679,478     $       4,101,983     $       4,827,709     $       3,817,197
7/31/2002                   $       6,278,709     $       3,700,399     $       4,327,076     $       3,443,111
8/31/2002                   $       6,455,141     $       3,743,324     $       4,365,154     $       3,452,752
9/30/2002                   $       6,089,134     $       3,365,248     $       3,935,623     $       3,150,982
10/31/2002                  $       6,459,354     $       3,472,263     $       4,093,048     $       3,257,800
11/30/2002                  $       6,703,517     $       3,691,016     $       4,355,822     $       3,520,378
12/31/2002                  $       6,587,546     $       3,603,169     $       4,194,221     $       3,358,441
1/31/2003                   $       6,492,027     $       3,503,362     $       4,049,101     $       3,276,831
2/28/2003                   $       6,414,772     $       3,445,206     $       3,963,665     $       3,203,758
3/31/2003                   $       6,510,352     $       3,456,920     $       3,950,981     $       3,216,573
4/30/2003                   $       6,923,108     $       3,719,645     $       4,271,801     $       3,463,284
5/31/2003                   $       7,367,572     $       4,046,974     $       4,689,156     $       3,774,633
6/30/2003                   $       7,403,673     $       4,075,303     $       4,708,850     $       3,833,140
7/31/2003                   $       7,603,572     $       4,202,045     $       4,850,586     $       3,953,884
8/31/2003                   $       7,794,422     $       4,351,218     $       5,097,966     $       4,131,018
9/30/2003                   $       7,735,184     $       4,317,278     $       5,048,006     $       4,069,879
10/31/2003                  $       8,175,316     $       4,634,166     $       5,461,438     $       4,351,921
11/30/2003                  $       8,356,808     $       4,768,557     $       5,677,165     $       4,487,701
12/31/2003                  $       8,604,170     $       4,974,559     $       5,880,975     $       4,670,799
1/31/2004                   $       8,755,603     $       5,105,887     $       6,035,056     $       4,805,318
2/29/2004                   $       9,021,773     $       5,232,003     $       6,194,985     $       4,939,867
3/31/2004                   $       9,085,828     $       5,240,374     $       6,206,136     $       4,932,457
4/30/2004                   $       8,984,975     $       5,018,706     $       5,965,959     $       4,800,268
5/31/2004                   $       9,140,415     $       5,147,185     $       6,090,647     $       4,864,111
6/30/2004                   $       9,269,378     $       5,330,939     $       6,280,067     $       5,040,678

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/13/97.

Returns for the Select Shares prior to 10/31/01 (offering date of the Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares. Returns for the Class A, Class B, and Class C Shares prior to 4/30/01 (offering date of the Class A, Class B, and Class C Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A Shares, Class B and C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Mid Cap Value Fund, Russell MidCap Value Index, S&P MidCap 400/BARRA Value Index, and Lipper Mid-Cap Value Funds Index from November 13, 1997 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Value Index is an unmanaged, capitalization weighted, price only index that measures the performance of those companies included in the Russell MidCap Index that have lower price-to-book ratios and lower forecasted growth rates. The S&P MidCap 400/BARRA Value Index is an unmanaged, capitalization weighted, price only index of 400 stocks that measure performance of the mid-sized company segment of the U.S. market. The S&P MidCap 400/BARRA Value Index is a subset of the MidCap 400 Index, which contains companies with lower price-to-book ratios. The Lipper Mid-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN SMALL CAP EQUITY FUND

AS OF JUNE 30, 2004                                                  (Unaudited)

                                    FUND FACTS

                                    Fund Inception                    12/20/1994
                                    Fiscal Year End                  DECEMBER 31
                                    Net Assets as of 6/30/2004
                                    (In Millions)                         $778.9
                                    Primary Benchmark              S&P SMALL CAP
                                                                       600 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Small Cap Equity Fund, which seeks capital growth over the long term, rose by 10.0% (A shares, no sales charge) during the six months ended June 30, 2004. This compares with appreciation of 10.1% in the S&P Small Cap 600 Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: The Fund delivered strong absolute returns in the half-year, trailing its S&P
   Small Cap 600 Index benchmark by a small margin. The Fund outperformed its peer group, as represented by the Lipper Small Cap Core Index, which gained +7.8%. During the second half of the period, higher quality stocks returned to favor, which helped the performance of the Fund against both the index and its peers.

   Relative to the benchmark, stock selection in the Consumer Cyclicals and Industrial Cyclicals sectors made the greatest contributions to performance. In Consumer Cyclicals, the leading contributors to performance included Toro Co., a maker of lawn-care equipment; Boyd Gaming Corp., an owner and operator of casinos; and Fossil, which makes branded designer accessories and watches. In Industrial Cyclicals, there were strong contributions from transportation stocks, such as the two global freight-forwarding companies, UTI Worldwide and EGL, and trucker, Landstar System. Also in the sector, Ametek, which makes electric motors and blowers for vacuum cleaners, also did well.

   The weakest performances occurred in the Semiconductors, Media and Energy sectors. In Semiconductors, stock prices were weak due to concern regarding a cyclical downtrend in the semiconductor cycle. Additionally, unfortunate timing in the purchase of Cirrus Logic and Standard Microsystems detracted from performance. In Media, advertising sales are failing to match expectations in spite of the improving economy, the presidential election and the Olympics. Sinclair Broadcast Group, the diversified television broadcaster, and Emmis Communications Corp., the radio and television broadcaster, performed poorly. Finally, in Energy, the Fund's oilfield service companies delivered positive returns, but still trailed their peers in the index.

Q: HOW WAS THE FUND MANAGED?

A: As the Federal Reserve starts to tighten monetary policy, we are altering our holdings in sympathy with the interest rate cycle. We are looking for attractive Software companies positioned to benefit from an increase in corporate technology spending, and for Financials with strong commercial lending businesses that will gain from an increase in lending. By contrast, we are reducing our holdings in Industrial Cyclicals, where we believe that robust earnings are already discounted by stock prices, and we are moving to underweight in areas dependent on consumer spending such as Retail and Consumer Cyclicals.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                                 24.8%
Industrial Products & Services                            21.1%
Technology                                                19.2%
Health Services & Systems                                 10.7%
Finance & Insurance                                       10.1%
Energy                                                     6.9%
Pharmaceuticals                                            2.1%
Utilities                                                  1.9%
Short-Term Investments                                     1.6%
REITs                                                      1.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Patina Oil & Gas Corp.                                 1.6%
 2. Cooper Companies, Inc.                                 1.6%
 3. Toro Co.                                               1.5%
 4. Ametek, Inc.                                           1.5%
 5. Curtiss-Wright Corp.                                   1.5%
 6. Southwestern Energy Co.                                1.4%
 7. Sierra Health Services                                 1.4%
 8. Landstar System, Inc.                                  1.4%
 9. Boyd Gaming Corp.                                      1.4%
10. East-West Bancorp., Inc.                               1.4%

Top 10 equity holdings comprised 14.7% ($114,763 in thousands) of the Portfolio's market value of investments. As of June 30, 2004 the Fund held 120 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                                                                                    SINCE
                                                                                INCEPTION
                                             1 YEAR     3 YEARS     5 YEARS    (12/20/94)
                                           ----------------------------------------------
CLASS A SHARES
           Without Sales Charge               35.38%       7.10%       8.53%        15.00%
              With Sales Charge*              27.56%       5.00%       7.25%        14.29%
                                           ----------------------------------------------
CLASS B SHARES
                 Without CDSC                 34.34%       6.30%       7.71%        14.29%
                    With CDSC**               29.34%       5.41%       7.41%        14.29%
                                           ----------------------------------------------
SELECT SHARES                                 36.11%       7.67%       9.12%        15.49%

  * Sales Charge for Class A Shares is 5.75%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (12/20/94 TO 06/30/04)

                         JPMORGAN SMALL             S&P                 LIPPER
                        CAP EQUITY FUND          SMALLCAP           SMALL-CAP CORE
                        (CLASS A SHARES)         600 INDEX            FUNDS INDEX
Dec-1994               $           9,425     $          10,000     $          10,000
Dec-1994               $           9,791     $          10,000     $          10,000
Jan-1995               $           9,489     $           9,858     $          10,103
Feb-1995               $          10,045     $          10,264     $          10,505
Mar-1995               $          10,838     $          10,471     $          10,728
Apr-1995               $          11,225     $          10,705     $          10,908
May-1995               $          11,583     $          10,872     $          11,040
Jun-1995               $          12,449     $          11,469     $          11,479
Jul-1995               $          13,424     $          12,346     $          12,114
Aug-1995               $          13,906     $          12,614     $          12,518
Sep-1995               $          14,322     $          12,936     $          12,732
Oct-1995               $          14,256     $          12,297     $          12,281
Nov-1995               $          14,653     $          12,739     $          12,648
Dec-1995               $          15,081     $          12,950     $          13,073
Jan-1996               $          15,149     $          12,978     $          13,169
Feb-1996               $          15,714     $          13,403     $          13,635
Mar-1996               $          16,165     $          13,689     $          13,976
Apr-1996               $          17,699     $          14,475     $          14,940
May-1996               $          18,466     $          14,989     $          15,614
Jun-1996               $          18,283     $          14,401     $          14,905
Jul-1996               $          16,692     $          13,411     $          13,695
Aug-1996               $          17,909     $          14,239     $          14,393
Sep-1996               $          18,733     $          14,864     $          14,998
Oct-1996               $          18,398     $          14,762     $          14,717
Nov-1996               $          18,867     $          15,528     $          15,248
Dec-1996               $          19,423     $          15,710     $          15,518
Jan-1997               $          20,035     $          15,971     $          15,864
Feb-1997               $          19,228     $          15,627     $          15,449
Mar-1997               $          18,061     $          14,794     $          14,670
Apr-1997               $          17,526     $          14,975     $          14,674
May-1997               $          19,647     $          16,734     $          16,239
Jun-1997               $          20,873     $          17,474     $          17,156
Jul-1997               $          22,087     $          18,573     $          18,189
Aug-1997               $          22,456     $          19,041     $          18,635
Sep-1997               $          23,887     $          20,300     $          20,032
Oct-1997               $          22,924     $          19,423     $          19,235
Nov-1997               $          22,729     $          19,281     $          18,989
Dec-1997               $          22,870     $          19,670     $          18,968
Jan-1998               $          22,690     $          19,287     $          18,691
Feb-1998               $          24,691     $          21,044     $          20,087
Mar-1998               $          26,352     $          21,848     $          21,033
Apr-1998               $          26,052     $          21,977     $          21,235
May-1998               $          24,580     $          20,814     $          20,133
Jun-1998               $          25,101     $          20,874     $          20,061
Jul-1998               $          23,540     $          19,278     $          18,614
Aug-1998               $          18,396     $          15,557     $          15,016
Sep-1998               $          19,798     $          16,511     $          15,648
Oct-1998               $          20,418     $          17,277     $          16,290
Nov-1998               $          21,708     $          18,249     $          17,199
Dec-1998               $          23,634     $          19,416     $          18,279
Jan-1999               $          22,979     $          19,171     $          18,142
Feb-1999               $          20,831     $          17,444     $          16,660
Mar-1999               $          21,143     $          17,669     $          16,735
Apr-1999               $          22,232     $          18,837     $          17,864
May-1999               $          22,132     $          19,294     $          18,234
Jun-1999               $          23,717     $          20,392     $          19,288
Jul-1999               $          23,747     $          20,213     $          19,182
Aug-1999               $          23,232     $          19,323     $          18,478
Sep-1999               $          23,232     $          19,404     $          18,463
Oct-1999               $          22,970     $          19,356     $          18,624
Nov-1999               $          24,210     $          20,165     $          19,825
Dec-1999               $          26,885     $          21,823     $          21,964
Jan-2000               $          26,162     $          21,146     $          21,542
Feb-2000               $          29,673     $          23,978     $          24,580
Mar-2000               $          29,661     $          23,090     $          24,231
Apr-2000               $          29,955     $          22,696     $          22,884
May-2000               $          28,181     $          22,024     $          21,911
Jun-2000               $          30,427     $          23,325     $          23,844
Jul-2000               $          29,445     $          22,752     $          23,102
Aug-2000               $          32,436     $          24,767     $          25,160
Sep-2000               $          31,622     $          24,094     $          24,514
Oct-2000               $          31,486     $          24,245     $          23,776
Nov-2000               $          28,098     $          21,721     $          21,408
Dec-2000               $          30,692     $          24,398     $          23,487
Jan-2001               $          29,568     $          25,444     $          24,323
Feb-2001               $          27,469     $          23,892     $          22,778
Mar-2001               $          26,214     $          22,795     $          21,701
Apr-2001               $          28,326     $          24,533     $          23,430
May-2001               $          28,740     $          25,001     $          24,283
Jun-2001               $          29,062     $          25,916     $          25,034
Jul-2001               $          29,262     $          25,483     $          24,453
Aug-2001               $          28,393     $          24,902     $          23,768
Sep-2001               $          25,333     $          21,536     $          20,654
Oct-2001               $          26,255     $          22,683     $          21,881
Nov-2001               $          27,391     $          24,342     $          23,507
Dec-2001               $          28,783     $          25,989     $          25,157
Jan-2002               $          28,970     $          26,216     $          24,860
Feb-2002               $          28,689     $          25,765     $          24,197
Mar-2002               $          29,986     $          27,800     $          26,055
Apr-2002               $          30,493     $          28,587     $          26,183
May-2002               $          29,825     $          27,403     $          25,206
Jun-2002               $          28,059     $          25,987     $          23,795
Jul-2002               $          24,703     $          22,317     $          20,561
Aug-2002               $          24,891     $          22,529     $          20,670
Sep-2002               $          23,584     $          21,150     $          19,206
Oct-2002               $          23,921     $          21,827     $          19,888
Nov-2002               $          24,649     $          22,962     $          21,356
Dec-2002               $          23,801     $          22,188     $          20,318
Jan-2003               $          23,020     $          21,425     $          19,725
Feb-2003               $          22,723     $          20,740     $          19,109
Mar-2003               $          22,709     $          20,903     $          19,270
Apr-2003               $          24,338     $          22,599     $          20,875
May-2003               $          25,912     $          24,420     $          22,708
Jun-2003               $          26,371     $          25,055     $          23,230
Jul-2003               $          27,597     $          26,358     $          24,422
Aug-2003               $          29,104     $          27,642     $          25,479
Sep-2003               $          28,336     $          26,829     $          24,926
Oct-2003               $          30,841     $          29,155     $          26,886
Nov-2003               $          31,689     $          30,257     $          27,854
Dec-2003               $          32,456     $          30,793     $          28,628
Jan-2004               $          32,900     $          31,679     $          29,535
Feb-2004               $          33,466     $          32,288     $          30,049
Mar-2004               $          34,125     $          32,711     $          30,374
Apr-2004               $          33,518     $          31,625     $          29,329
May-2004               $          33,625     $          32,108     $          29,584
Jun-2004               $          35,713     $          33,887     $          30,847

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/20/94.

Returns for the Select Shares prior to 5/7/96 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class B Shares prior to 3/28/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Equity Fund, S&P SmallCap 600 Index and Lipper Small-Cap Core Funds Index from December 20, 1994 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN SMALL CAP GROWTH FUND

AS OF JUNE 30, 2004                                                  (Unaudited)

                                    FUND FACTS

                                    Fund Inception                    11/14/1997
                                    Fiscal Year End                  DECEMBER 31
                                    Net Assets as of 6/30/2004
                                    (In Millions)                           $4.7
                                    Primary Benchmark               RUSSELL 2000
                                                                    GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Small Cap Growth Fund, which seeks growth from capital appreciation, rose 7.5% (Institutional Shares) during the six months ended June 30, 2004. This compares with a gain of 5.7% for the Russell 2000 Growth Index, the Fund's benchmark

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund performed well during the first half of 2004, outperforming its benchmark. After the year began with the market's more speculative names posting the highest gains, market leadership shifted to higher-quality names in February. This development helped the Fund's performance, as our overriding focus is on strong, durable businesses. The positive performance relative to the benchmark is attributable to stock selection rather than sector weightings, with the Fund's Technology and Financial names outperforming their peer group. The Fund's stock selection in Materials and Processing was the largest detractor from performance.

   Alliance Data Systems Corp. was the Fund's top contributor, as the company's share price increased 50% during the first half of 2004. The provider of private-label credit card and marketing services reported a stellar quarter with better than-expected revenue, margin and EPS growth. Another top contributor was specialty retailer Urban Outfitters Inc. The company posted a 150% gain in first-quarter earnings per share, compared to the same period a year earlier, as same-store sales were significantly ahead of target. One of the top contributors from the aforementioned technology sector was Verint Systems Inc., a leader in communications interception solutions and digital video security. The company's revenues from homeland security initiatives have somewhat cushioned the effect of the global slowdown in telecommunications and IT spending.

   Despite the Fund's positive return for the period, a number of individual holdings performed poorly. In particular, shares of Staktek Holdings declined after the company pre-announced a shortfall in second-quarter revenue. Staktek attributed the shortfall to a shortage of DRAMs (memory chip devices), with license revenues from Samsung making up the bulk of that business. We continue to have a positive view on the stock, as the company is the leading solution provider in the high-growth, high-density memory stacking market for servers, routers and other high-end platforms, and we added modestly to the position.

Q: HOW WAS THE FUND MANAGED?

A: The portfolio managers utilize a "bottom up" approach to construct the Fund's portfolio, basing their stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustainable growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                                25.7%
Consumer Goods & Services                                 25.2%
Health Services & Systems                                 12.3%
Pharmaceuticals                                           10.5%
Finance & Insurance                                        7.7%
Industrial Products & Services                             6.2%
Telecommunications                                         6.1%
Energy                                                     4.4%
REITs                                                      1.2%
Short-Term Investments                                     0.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Aeroflex, Inc.                                         1.6%
 2. Alliance Data Systems Corp.                            1.5%
 3. Nextel Partners, Inc., Class A                         1.5%
 4. LIFE TIME FITNESS, Inc.                                1.5%
 5. Cooper Companies, Inc.                                 1.5%
 6. Wright Medical Group, Inc.                             1.4%
 7. Electronics for Imaging, Inc.                          1.4%
 8. Gray Television, Inc.                                  1.4%
 9. Covance, Inc.                                          1.4%
10. Verint Systems, Inc.                                   1.4%

Top 10 equity holdings comprised 14.6% ($698 in thousands) of the Portfolio's market value of investments. As of June 30, 2004 the Fund held 104 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                                                                             SINCE
                                                                          INCEPTION
                                            1 YEAR  3 YEARS    5 YEARS   (11/14/97)
                                            ---------------------------------------
CLASS A SHARES
           Without Sales Charge              29.29%   (7.40%)    (1.97%)       3.34%
              With Sales Charge*             21.81%   (9.21%)    (3.12%)       2.42%
                                            ---------------------------------------
INSTITUTIONAL SHARES                         30.09%   (6.64%)    (1.45%)       3.75%
                                            ---------------------------------------
SELECT SHARES                                29.66%   (6.94%)    (1.63%)       3.61%

  * Sales Charge for Class A Shares is 5.75%.

[CHART]

LIFE OF FUND PERFORMANCE (11/14/97 TO 06/30/04)

                             JPMORGAN SMALL          RUSSELL            RUSSELL      LIPPER SMALL-CAP
                             CAP GROWTH FUND           2000               2000            GROWTH
                         (INSTITUTIONAL SHARES)        INDEX         GROWTH INDEX      FUNDS INDEX
Nov-1997                      $   3,000,000        $   3,000,000     $   3,000,000     $   3,000,000
Nov-1997                      $   2,991,000        $   3,000,000     $   3,000,000     $   3,000,000
Dec-1997                      $   3,061,887        $   3,052,500     $   3,001,800     $   2,960,100
Jan-1998                      $   3,116,082        $   3,004,271     $   2,961,876     $   2,916,291
Feb-1998                      $   3,278,430        $   3,226,286     $   3,223,410     $   3,151,927
Mar-1998                      $   3,485,627        $   3,359,209     $   3,358,471     $   3,294,394
Apr-1998                      $   3,524,666        $   3,377,685     $   3,378,957     $   3,318,443
May-1998                      $   3,389,319        $   3,195,628     $   3,133,645     $   3,083,497
Jun-1998                      $   3,482,525        $   3,202,338     $   3,165,608     $   3,173,844
Jul-1998                      $   3,233,176        $   2,942,949     $   2,901,280     $   2,935,171
Aug-1998                      $   2,599,150        $   2,371,428     $   2,231,664     $   2,294,129
Sep-1998                      $   2,845,550        $   2,557,111     $   2,457,955     $   2,416,865
Oct-1998                      $   3,019,697        $   2,661,441     $   2,586,261     $   2,512,090
Nov-1998                      $   3,193,934        $   2,800,901     $   2,786,954     $   2,716,323
Dec-1998                      $   3,516,521        $   2,974,276     $   3,039,174     $   2,988,498
Jan-1999                      $   3,590,016        $   3,013,834     $   3,175,937     $   3,060,820
Feb-1999                      $   3,427,748        $   2,769,714     $   2,885,338     $   2,766,369
Mar-1999                      $   3,461,340        $   2,812,921     $   2,988,056     $   2,891,409
Apr-1999                      $   3,819,588        $   3,064,959     $   3,251,902     $   3,004,174
May-1999                      $   3,969,698        $   3,109,707     $   3,257,105     $   3,020,697
Jun-1999                      $   4,118,562        $   3,250,266     $   3,428,754     $   3,303,434
Jul-1999                      $   4,338,905        $   3,161,209     $   3,322,806     $   3,291,872
Aug-1999                      $   4,090,720        $   3,044,244     $   3,198,533     $   3,245,786
Sep-1999                      $   4,171,307        $   3,044,853     $   3,260,264     $   3,363,608
Oct-1999                      $   4,286,018        $   3,057,032     $   3,343,727     $   3,559,706
Nov-1999                      $   4,599,754        $   3,239,537     $   3,697,159     $   4,008,941
Dec-1999                      $   5,152,645        $   3,606,253     $   4,348,968     $   4,817,144
Jan-2000                      $   4,814,116        $   3,548,192     $   4,308,523     $   4,767,045
Feb-2000                      $   5,118,849        $   4,133,999     $   5,311,116     $   6,163,790
Mar-2000                      $   5,393,220        $   3,861,568     $   4,752,918     $   5,679,932
Apr-2000                      $   5,272,951        $   3,629,102     $   4,272,873     $   4,977,892
May-2000                      $   5,020,904        $   3,417,525     $   3,898,570     $   4,570,701
Jun-2000                      $   5,746,927        $   3,715,533     $   4,402,265     $   5,375,601
Jul-2000                      $   5,468,775        $   3,595,893     $   4,024,991     $   5,025,650
Aug-2000                      $   5,991,590        $   3,870,260     $   4,448,420     $   5,565,907
Sep-2000                      $   5,687,217        $   3,756,474     $   4,227,333     $   5,290,395
Oct-2000                      $   5,367,596        $   3,588,936     $   3,884,074     $   4,893,615
Nov-2000                      $   4,524,883        $   3,220,711     $   3,178,726     $   4,060,232
Dec-2000                      $   4,751,580        $   3,497,370     $   3,373,264     $   4,419,157
Jan-2001                      $   5,014,817        $   3,679,583     $   3,646,161     $   4,553,941
Feb-2001                      $   4,283,657        $   3,438,202     $   3,146,272     $   3,971,037
Mar-2001                      $   3,683,945        $   3,270,074     $   2,860,276     $   3,585,449
Apr-2001                      $   4,265,272        $   3,525,794     $   3,210,374     $   3,972,678
May-2001                      $   4,460,621        $   3,612,528     $   3,284,855     $   4,080,337
Jun-2001                      $   4,705,955        $   3,737,161     $   3,374,531     $   4,183,162
Jul-2001                      $   4,228,771        $   3,534,980     $   3,086,684     $   3,950,159
Aug-2001                      $   3,915,419        $   3,420,800     $   2,893,766     $   3,716,310
Sep-2001                      $   3,102,187        $   2,960,361     $   2,426,712     $   3,136,194
Oct-2001                      $   3,529,048        $   3,133,542     $   2,660,162     $   3,366,077
Nov-2001                      $   3,951,475        $   3,376,078     $   2,882,285     $   3,626,948
Dec-2001                      $   4,233,215        $   3,584,382     $   3,061,852     $   3,846,741
Jan-2002                      $   4,165,060        $   3,547,104     $   2,952,850     $   3,730,570
Feb-2002                      $   3,688,161        $   3,449,914     $   2,761,800     $   3,504,870
Mar-2002                      $   3,947,070        $   3,727,287     $   3,001,801     $   3,791,568
Apr-2002                      $   3,674,722        $   3,761,205     $   2,936,962     $   3,691,471
May-2002                      $   3,356,858        $   3,594,207     $   2,765,150     $   3,543,443
Jun-2002                      $   3,007,074        $   3,415,935     $   2,530,665     $   3,280,165
Jul-2002                      $   2,534,662        $   2,900,129     $   2,141,702     $   2,815,038
Aug-2002                      $   2,548,350        $   2,892,588     $   2,140,631     $   2,810,815
Sep-2002                      $   2,298,611        $   2,684,900     $   1,986,077     $   2,640,480
Oct-2002                      $   2,471,237        $   2,771,086     $   2,086,573     $   2,753,228
Nov-2002                      $   2,721,079        $   3,018,267     $   2,293,352     $   2,983,949
Dec-2002                      $   2,539,311        $   2,850,149     $   2,135,111     $   2,784,621
Jan-2003                      $   2,475,828        $   2,771,200     $   2,077,036     $   2,711,107
Feb-2003                      $   2,380,509        $   2,687,510     $   2,021,579     $   2,626,521
Mar-2003                      $   2,421,454        $   2,722,179     $   2,052,105     $   2,680,627
Apr-2003                      $   2,621,466        $   2,980,241     $   2,246,234     $   2,902,047
May-2003                      $   2,884,923        $   3,300,021     $   2,499,385     $   3,198,055
Jun-2003                      $   2,944,064        $   3,359,751     $   2,547,623     $   3,306,469
Jul-2003                      $   3,103,043        $   3,570,072     $   2,740,223     $   3,499,898
Aug-2003                      $   3,289,226        $   3,733,581     $   2,887,373     $   3,685,393
Sep-2003                      $   3,171,143        $   3,664,510     $   2,814,322     $   3,594,732
Oct-2003                      $   3,434,665        $   3,972,329     $   3,057,480     $   3,920,415
Nov-2003                      $   3,507,480        $   4,113,346     $   3,157,154     $   4,024,698
Dec-2003                      $   3,561,846        $   4,196,847     $   3,171,361     $   4,030,332
Jan-2004                      $   3,779,830        $   4,378,991     $   3,337,857     $   4,218,952
Feb-2004                      $   3,761,687        $   4,418,401     $   3,332,851     $   4,202,920
Mar-2004                      $   3,784,257        $   4,459,493     $   3,348,515     $   4,173,920
Apr-2004                      $   3,611,695        $   4,232,059     $   3,180,420     $   3,969,815
May-2004                      $   3,707,044        $   4,299,348     $   3,243,710     $   4,052,784
Jun-2004                      $   3,829,715        $   4,480,351     $   3,351,725     $   4,168,288

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/14/97.

Returns for the Select Shares prior to 10/31/01 (offering date of the Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 4/30/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Small Cap Growth Fund, Russell 2000 Index, Russell 2000 Growth Index and Lipper Small-Cap Growth Funds Index from November 14, 1997 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TRUST SMALL CAP EQUITY FUND

AS OF JUNE 30, 2004                                                  (Unaudited)

                                    FUND FACTS

                                    Fund Inception                      1/1/1997
                                    Fiscal Year End                  DECEMBER 31
                                    Net Assets as of 6/30/2004
                                    (In Millions)                         $361.5
                                                                   S&P SMALL CAP
                                    Primary Benchmark                  600 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Trust Small Cap Equity Fund, which seeks capital growth over the long term, rose by 11.0% during the six months ended June 30, 2004. This compares with appreciation of 10.1% in the S&P Small Cap 600 Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: The Fund delivered strong absolute returns in the half-year, outperforming its S&P Small Cap 600 Index benchmark and its peer group, as represented by the Lipper Small Cap Core Index, which gained +7.8%. During the second half of the period, higher-quality stocks returned to favor, which helped the performance of the Fund against both the index and its peers.

   Relative to the benchmark, stock selection in the Consumer Cyclicals, Retail and Industrial Cyclicals sectors made the greatest contributions to performance. In Consumer Cyclicals, the leading contributors to performance included Toro Co., a maker of lawn-care equipment; Boyd Gaming Corp., an owner and operator of casinos; and Fossil, which makes branded designer accessories and watches. In Retail, there were strong contributions from home furnishings rental retailer, Aaron Rents, and women's apparel retailer, Charlotte Russe Holding. In Industrial Cyclicals, freight forwarder UTI Worldwide, trucker Landstar System, and electric motor and blower manufacturer Ametek, led performance.

   The weakest performances occurred in the Semiconductors, Media, and Energy sectors. In Semiconductors, stock prices were weak due to concern regarding a cyclical downtrend in the semiconductor cycle. Additionally, unfortunate timing in the purchase of Cirrus Logic and Standard Microsystems detracted from performance. In Media, advertising sales are failing to match expectations in spite of the improving economy, the presidential election and the Olympics. Sinclair Broadcast Group, the diversified television broadcaster, and Emmis Communications Corp., the radio and television broadcaster, performed poorly. Finally, in Energy, the Fund's oilfield service companies delivered positive returns, but still trailed their peers in the index.

Q: HOW WAS THE FUND MANAGED?

A: As the Federal Reserve starts to tighten monetary policy, we are altering our holdings in sympathy with the interest rate cycle. We are looking for attractive Software companies positioned to benefit from an increase in corporate technology spending, and for Financials with strong commercial lending businesses that will gain from an increase in lending. By contrast, we are reducing our holdings in Industrial Cyclicals, where we believe that robust earnings are already discounted by stock prices, and we are moving to underweight in areas dependent on consumer spending such as Retail and Consumer Cyclicals.

   Effective July 16, 2004, the Fund's portfolio management team has been run by Christopher Blum and Dennis Ruhl. The team uses a three-step investment process that combines research, valuation and stock selection. They take an in-depth look at company prospects over a relatively long period - often as much as five years rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. Additionally, the Fund will compare its performance to that of the Russell 2000 Index, as the advisor believes that it more accurately reflects the Fund's investment style.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                                 26.5%
Technology                                                20.6%
Industrial Products & Services                            19.1%
Health Services & Systems                                 11.2%
Finance & Insurance                                       10.4%
Energy                                                     6.9%
Pharmaceuticals                                            2.1%
Utilities                                                  1.5%
Short-Term Investments                                     1.2%
REITs                                                      0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Toro Co.                                               1.6%
 2. Sierra Health Services                                 1.6%
 3. Southwestern Energy Co.                                1.5%
 4. Cooper Companies, Inc.                                 1.5%
 5. Ametek, Inc.                                           1.5%
 6. Landstar System, Inc.                                  1.5%
 7. Aaron Rents, Inc.                                      1.5%
 8. Boyd Gaming Corp.                                      1.4%
 9. St. Mary Land &  Exploration Co.                       1.4%
10. Jarden Corp.                                           1.4%

Top 10 equity holdings comprised 14.9% ($54,004 in thousands) of the Portfolio's market value of investments. As of June 30, 2004, the Fund held 113 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
                            -------------------------------------------------
SELECT SHARES                35.76%         7.77%         4.33%          8.38%

[CHART]

TEN-YEAR FUND PERFORMANCE (06/30/94 TO 06/30/04)

                         JPMORGAN TRUST        S&P SMALL        LIPPER SMALL-CAP
                           SMALL CAP            CAP 600            CORE FUNDS
                             EQUITY              INDEX               INDEX
Jun-1994                 $   1,000,000       $   1,000,000       $   1,000,000
Jul-1994                 $   1,002,000       $   1,012,400       $   1,014,400
Aug-1994                 $   1,043,984       $   1,081,344       $   1,061,164
Sep-1994                 $   1,045,759       $   1,075,721       $   1,063,074
Oct-1994                 $   1,060,713       $   1,064,964       $   1,068,602
Nov-1994                 $   1,017,966       $   1,024,283       $   1,041,566
Dec-1994                 $   1,029,164       $   1,049,173       $   1,050,628
Jan-1995                 $   1,043,160       $   1,034,274       $   1,061,449
Feb-1995                 $   1,069,865       $   1,076,887       $   1,103,695
Mar-1995                 $   1,078,638       $   1,098,640       $   1,127,093
Apr-1995                 $   1,086,404       $   1,123,139       $   1,146,029
May-1995                 $   1,104,221       $   1,140,660       $   1,159,896
Jun-1995                 $   1,154,574       $   1,203,283       $   1,206,059
Jul-1995                 $   1,200,988       $   1,295,334       $   1,272,754
Aug-1995                 $   1,223,927       $   1,323,442       $   1,315,137
Sep-1995                 $   1,252,077       $   1,357,190       $   1,337,626
Oct-1995                 $   1,207,127       $   1,290,145       $   1,290,274
Nov-1995                 $   1,245,031       $   1,336,590       $   1,328,853
Dec-1995                 $   1,233,452       $   1,358,644       $   1,373,503
Jan-1996                 $   1,233,206       $   1,361,633       $   1,383,529
Feb-1996                 $   1,259,350       $   1,406,158       $   1,432,506
Mar-1996                 $   1,306,072       $   1,436,250       $   1,468,319
Apr-1996                 $   1,365,628       $   1,518,691       $   1,569,633
May-1996                 $   1,378,056       $   1,572,604       $   1,640,423
Jun-1996                 $   1,361,243       $   1,510,958       $   1,565,948
Jul-1996                 $   1,302,029       $   1,407,004       $   1,438,793
Aug-1996                 $   1,360,360       $   1,493,957       $   1,512,172
Sep-1996                 $   1,405,660       $   1,559,542       $   1,575,683
Oct-1996                 $   1,376,001       $   1,548,781       $   1,546,218
Nov-1996                 $   1,432,692       $   1,629,163       $   1,602,036
Dec-1996                 $   1,429,110       $   1,648,224       $   1,630,392
Jan-1997                 $   1,405,387       $   1,675,585       $   1,666,750
Feb-1997                 $   1,403,138       $   1,639,560       $   1,623,081
Mar-1997                 $   1,349,539       $   1,552,171       $   1,541,278
Apr-1997                 $   1,358,446       $   1,571,107       $   1,541,740
May-1997                 $   1,494,154       $   1,755,713       $   1,706,089
Jun-1997                 $   1,581,861       $   1,833,315       $   1,802,484
Jul-1997                 $   1,664,751       $   1,948,631       $   1,910,993
Aug-1997                 $   1,662,254       $   1,997,736       $   1,957,812
Sep-1997                 $   1,735,725       $   2,129,786       $   2,104,648
Oct-1997                 $   1,683,653       $   2,037,780       $   2,020,883
Nov-1997                 $   1,646,950       $   2,022,904       $   1,995,016
Dec-1997                 $   1,681,700       $   2,063,767       $   1,992,821
Jan-1998                 $   1,647,057       $   2,023,523       $   1,963,726
Feb-1998                 $   1,772,893       $   2,207,866       $   2,110,417
Mar-1998                 $   1,862,424       $   2,292,207       $   2,209,817
Apr-1998                 $   1,859,444       $   2,305,731       $   2,231,032
May-1998                 $   1,788,599       $   2,183,757       $   2,115,241
Jun-1998                 $   1,774,827       $   2,190,090       $   2,107,626
Jul-1998                 $   1,702,946       $   2,022,548       $   1,955,666
Aug-1998                 $   1,449,548       $   1,632,197       $   1,577,636
Sep-1998                 $   1,492,309       $   1,732,250       $   1,644,054
Oct-1998                 $   1,540,213       $   1,812,627       $   1,711,461
Nov-1998                 $   1,639,556       $   1,914,678       $   1,806,960
Dec-1998                 $   1,739,241       $   2,037,025       $   1,920,437
Jan-1999                 $   1,727,241       $   2,011,359       $   1,906,034
Feb-1999                 $   1,595,970       $   1,830,135       $   1,750,311
Mar-1999                 $   1,570,754       $   1,853,744       $   1,758,187
Apr-1999                 $   1,694,215       $   1,976,277       $   1,876,865
May-1999                 $   1,757,579       $   2,024,300       $   1,915,716
Jun-1999                 $   1,808,724       $   2,139,483       $   2,026,445
Jul-1999                 $   1,775,987       $   2,120,655       $   2,015,299
Aug-1999                 $   1,654,331       $   2,027,347       $   1,941,338
Sep-1999                 $   1,556,064       $   2,035,861       $   1,939,785
Oct-1999                 $   1,475,616       $   2,030,772       $   1,956,661
Nov-1999                 $   1,565,038       $   2,115,658       $   2,082,865
Dec-1999                 $   1,677,408       $   2,289,565       $   2,307,607
Jan-2000                 $   1,595,886       $   2,218,589       $   2,263,300
Feb-2000                 $   1,741,590       $   2,515,658       $   2,582,426
Mar-2000                 $   1,769,455       $   2,422,578       $   2,545,755
Apr-2000                 $   1,795,289       $   2,381,152       $   2,404,211
May-2000                 $   1,716,476       $   2,310,670       $   2,302,032
Jun-2000                 $   1,857,399       $   2,447,231       $   2,505,072
Jul-2000                 $   1,797,219       $   2,387,029       $   2,427,164
Aug-2000                 $   1,984,669       $   2,598,520       $   2,643,424
Sep-2000                 $   1,924,534       $   2,527,840       $   2,575,488
Oct-2000                 $   1,920,492       $   2,543,765       $   2,497,966
Nov-2000                 $   1,712,311       $   2,278,959       $   2,249,169
Dec-2000                 $   1,874,295       $   2,559,727       $   2,467,563
Jan-2001                 $   1,815,068       $   2,669,539       $   2,555,408
Feb-2001                 $   1,690,010       $   2,506,697       $   2,393,140
Mar-2001                 $   1,618,522       $   2,391,640       $   2,279,944
Apr-2001                 $   1,741,530       $   2,573,883       $   2,461,656
May-2001                 $   1,765,911       $   2,623,044       $   2,551,260
Jun-2001                 $   1,786,043       $   2,719,048       $   2,630,094
Jul-2001                 $   1,796,580       $   2,673,640       $   2,569,076
Aug-2001                 $   1,745,198       $   2,612,681       $   2,497,142
Sep-2001                 $   1,562,650       $   2,259,446       $   2,170,016
Oct-2001                 $   1,623,281       $   2,379,875       $   2,298,915
Nov-2001                 $   1,702,984       $   2,553,843       $   2,469,724
Dec-2001                 $   1,792,391       $   2,726,739       $   2,643,099
Jan-2002                 $   1,811,032       $   2,750,461       $   2,611,911
Feb-2002                 $   1,794,189       $   2,703,153       $   2,542,173
Mar-2002                 $   1,879,054       $   2,916,702       $   2,737,411
Apr-2002                 $   1,913,253       $   2,999,245       $   2,750,825
May-2002                 $   1,872,501       $   2,875,076       $   2,648,219
Jun-2002                 $   1,763,334       $   2,726,435       $   2,499,919
Jul-2002                 $   1,554,203       $   2,341,462       $   2,160,180
Aug-2002                 $   1,567,103       $   2,363,706       $   2,171,629
Sep-2002                 $   1,479,815       $   2,219,047       $   2,017,877
Oct-2002                 $   1,498,165       $   2,290,057       $   2,089,512
Nov-2002                 $   1,541,911       $   2,409,140       $   2,243,718
Dec-2002                 $   1,488,715       $   2,327,952       $   2,134,673
Jan-2003                 $   1,438,694       $   2,247,870       $   2,072,341
Feb-2003                 $   1,421,718       $   2,175,938       $   2,007,684
Mar-2003                 $   1,420,154       $   2,193,128       $   2,024,548
Apr-2003                 $   1,520,559       $   2,370,991       $   2,193,193
May-2003                 $   1,617,418       $   2,562,093       $   2,385,756
Jun-2003                 $   1,646,208       $   2,628,707       $   2,440,628
Jul-2003                 $   1,719,958       $   2,765,400       $   2,565,832
Aug-2003                 $   1,813,352       $   2,900,075       $   2,676,933
Sep-2003                 $   1,758,408       $   2,814,813       $   2,618,843
Oct-2003                 $   1,915,609       $   3,058,857       $   2,824,684
Nov-2003                 $   1,974,035       $   3,174,482       $   2,926,373
Dec-2003                 $   2,012,726       $   3,230,670       $   3,007,726
Jan-2004                 $   2,036,275       $   3,323,714       $   3,103,071
Feb-2004                 $   2,078,426       $   3,387,529       $   3,157,065
Mar-2004                 $   2,123,736       $   3,431,906       $   3,191,161
Apr-2004                 $   2,095,278       $   3,317,966       $   3,081,385
May-2004                 $   2,105,335       $   3,368,731       $   3,108,193
Jun-2004                 $   2,235,144       $   3,555,359       $   3,240,913

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in the JPMorgan Trust Small Cap Equity Fund, S&P Small Cap 600 Index and Lipper Small-Cap Core Funds Index from June 30, 1994 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P Small Cap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investor's cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN U.S. SMALL COMPANY FUND

AS OF JUNE 30, 2004                                                  (UNAUDITED)

                                  FUND FACTS

                                  Fund Inception                       11/4/1993
                                  Fiscal Year End                    DECEMBER 31
                                  Net Assets as of 6/30/2004
                                  (In Millions)                           $229.0
                                  Primary Benchmark           RUSSELL 2000 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Small Company Fund, which seeks to provide high total return from a portfolio of small company stocks, returned 1.5% (Institutional Shares) during the six months ended June 30, 2004. This compares to a return of 6.7% from the Russell 2000 Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's relative underperformance during the first half of 2004 occurred mainly in January, as a result of the strong performance among more speculative names. In addition, poor stock selection negatively impacted relative performance during the period under review. The Fund's overweight position in Consumer Cyclicals was the largest detractor from performance. In addition, holdings within the Software & Services sectors also underperformed their benchmark. The biggest detractor to the Fund was biotechnology company Adolor Corp. The company's main product, Entereg, has experienced mixed results across three separate studies. The weakness in the stock price has been impacted by the increased uncertainty over an upcoming FDA review which is expected in the fourth quarter. Maxtor, a hard disk drive manufacturer, was another detractor to the Fund. The company came under pressure as its peer group was hurt by high levels of inventories and weak pricing.

   The largest stock contributor to the portfolio was Encore Wire Corp., a leading manufacturer of copper electrical wire. Sold out supply and higher copper prices resulted in manufacturing efficiencies and record prices for finished goods.

Q: HOW WAS THE FUND MANAGED?

A: During the period under review, portfolio management of the Fund was changed.
   The portfolio managers strive to add value through stock selection rather than market timing or sector bets. Holdings in the Fund have increased to over 650 names. To control risk, securities and sectors are weighted to +/- 1% relative to the Russell 2000 Index. In addition, the strategy's targeted tracking error relative to the benchmark is approximately 3%.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                                             20.9%
Technology                                                            18.4%
Industrial Products & Services                                        16.8%
Finance & Insurance                                                   12.8%
REITs                                                                  6.9%
Health Services & Systems                                              6.8%
Pharmaceuticals                                                        5.9%
Energy                                                                 5.3%
Telecommunications                                                     2.5%
Utilities                                                              2.0%
Short-Term Investments                                                 1.5%
Investment Company                                                     0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Houston Exploration Co.                                            1.0%
 2. Applied Industrial Technologies, Inc.                              0.8%
 3. Delphi Financial Group, Inc., Class A                              0.8%
 4. CarrAmerica Realty Corp.                                           0.8%
 5. Aaron Rents, Inc.                                                  0.8%
 6. R & G Financial Corp. (Puerto Rico), Class B                       0.8%
 7. Commercial Metals Co.                                              0.7%
 8. Universal Forest Products, Inc.                                    0.7%
 9. Southwestern Energy Co.                                            0.7%
10. Landry's Restaurants, Inc. 0.7%

Top 10 equity holdings comprised 7.8% ($17,838 in thousands) of the Portfolio's market value of investments. As of June 30, 2004, the Fund held 691 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                        1 YEAR     3 YEARS    5 YEARS    10 YEARS
                        -----------------------------------------
INSTITUTIONAL SHARES     26.17%      1.64%      4.86%     10.02%
SELECT SHARES            25.94%      1.47%      4.67%      9.87%

[CHART]

TEN YEAR PERFORMANCE (06/30/94 TO 06/30/04)

                       JPMORGAN U.S. SMALL
                         COMPANY FUND                             LIPPER SMALL-CAP
                     (INSTITUTIONAL SHARES) RUSSELL 2000 INDEX    CORE FUNDS INDEX
Jun-1994               $        3,000,000   $        3,000,000   $        3,000,000
Jul-1994               $        3,061,500   $        3,049,200   $        3,043,200
Aug-1994               $        3,207,840   $        3,219,040   $        3,183,492
Sep-1994               $        3,179,931   $        3,208,096   $        3,189,222
Oct-1994               $        3,201,873   $        3,195,263   $        3,205,806
Nov-1994               $        3,061,631   $        3,066,175   $        3,124,699
Dec-1994               $        3,127,150   $        3,148,348   $        3,151,884
Jan-1995               $        3,120,896   $        3,108,679   $        3,184,348
Feb-1995               $        3,268,202   $        3,238,000   $        3,311,085
Mar-1995               $        3,371,477   $        3,293,370   $        3,381,280
Apr-1995               $        3,453,067   $        3,366,483   $        3,438,086
May-1995               $        3,496,921   $        3,424,386   $        3,479,687
Jun-1995               $        3,678,761   $        3,602,112   $        3,618,178
Jul-1995               $        3,866,745   $        3,809,593   $        3,818,263
Aug-1995               $        3,945,240   $        3,888,452   $        3,945,412
Sep-1995               $        4,012,704   $        3,958,055   $        4,012,878
Oct-1995               $        3,880,686   $        3,781,130   $        3,870,822
Nov-1995               $        4,041,734   $        3,939,938   $        3,986,560
Dec-1995               $        4,124,186   $        4,043,952   $        4,120,508
Jan-1996               $        4,151,405   $        4,039,504   $        4,150,588
Feb-1996               $        4,300,856   $        4,165,536   $        4,297,519
Mar-1996               $        4,361,928   $        4,250,513   $        4,404,957
Apr-1996               $        4,586,131   $        4,477,916   $        4,708,899
May-1996               $        4,742,060   $        4,654,345   $        4,921,270
Jun-1996               $        4,548,584   $        4,463,052   $        4,697,844
Jul-1996               $        4,232,912   $        4,073,427   $        4,316,379
Aug-1996               $        4,455,986   $        4,310,094   $        4,536,515
Sep-1996               $        4,635,563   $        4,478,618   $        4,727,048
Oct-1996               $        4,660,595   $        4,409,648   $        4,638,653
Nov-1996               $        4,833,037   $        4,591,325   $        4,806,108
Dec-1996               $        4,983,344   $        4,711,618   $        4,891,176
Jan-1997               $        5,089,988   $        4,805,850   $        5,000,249
Feb-1997               $        4,979,535   $        4,689,068   $        4,869,243
Mar-1997               $        4,736,534   $        4,467,744   $        4,623,833
Apr-1997               $        4,707,167   $        4,480,254   $        4,625,220
May-1997               $        5,189,652   $        4,978,906   $        5,118,268
Jun-1997               $        5,432,527   $        5,192,501   $        5,407,451
Jul-1997               $        5,782,382   $        5,433,952   $        5,732,979
Aug-1997               $        5,898,030   $        5,558,390   $        5,873,437
Sep-1997               $        6,266,067   $        5,965,264   $        6,313,945
Oct-1997               $        6,002,892   $        5,703,389   $        6,062,650
Nov-1997               $        6,029,905   $        5,666,317   $        5,985,048
Dec-1997               $        6,114,324   $        5,765,477   $        5,978,464
Jan-1998               $        5,933,951   $        5,674,383   $        5,891,179
Feb-1998               $        6,491,149   $        6,093,720   $        6,331,250
Mar-1998               $        6,830,636   $        6,344,781   $        6,629,452
Apr-1998               $        6,775,991   $        6,379,677   $        6,693,095
May-1998               $        6,411,443   $        6,035,813   $        6,345,723
Jun-1998               $        6,369,769   $        6,048,488   $        6,322,878
Jul-1998               $        5,816,873   $        5,558,560   $        5,866,999
Aug-1998               $        4,674,439   $        4,479,088   $        4,732,908
Sep-1998               $        4,993,703   $        4,829,800   $        4,932,163
Oct-1998               $        5,145,012   $        5,026,856   $        5,134,382
Nov-1998               $        5,397,118   $        5,290,264   $        5,420,881
Dec-1998               $        5,791,647   $        5,617,731   $        5,761,312
Jan-1999               $        5,800,914   $        5,692,447   $        5,718,102
Feb-1999               $        5,299,715   $        5,231,358   $        5,250,933
Mar-1999               $        5,509,584   $        5,312,968   $        5,274,562
Apr-1999               $        5,805,448   $        5,789,010   $        5,630,595
May-1999               $        5,719,528   $        5,873,529   $        5,747,149
Jun-1999               $        6,149,064   $        6,139,013   $        6,079,334
Jul-1999               $        6,120,163   $        5,970,804   $        6,045,897
Aug-1999               $        6,029,585   $        5,749,884   $        5,824,013
Sep-1999               $        6,201,428   $        5,751,034   $        5,819,354
Oct-1999               $        6,483,593   $        5,774,038   $        5,869,982
Nov-1999               $        7,305,713   $        6,118,748   $        6,248,596
Dec-1999               $        8,357,005   $        6,811,390   $        6,922,820
Jan-2000               $        8,314,384   $        6,701,727   $        6,789,901
Feb-2000               $        9,948,992   $        7,808,182   $        7,747,277
Mar-2000               $        9,050,598   $        7,293,623   $        7,637,266
Apr-2000               $        7,759,983   $        6,854,547   $        7,212,634
May-2000               $        7,219,888   $        6,454,927   $        6,906,097
Jun-2000               $        8,404,672   $        7,017,796   $        7,515,215
Jul-2000               $        7,979,395   $        6,791,823   $        7,281,492
Aug-2000               $        8,893,036   $        7,310,039   $        7,930,273
Sep-2000               $        8,649,367   $        7,095,124   $        7,726,465
Oct-2000               $        8,027,477   $        6,778,682   $        7,493,898
Nov-2000               $        6,797,668   $        6,083,189   $        6,747,506
Dec-2000               $        7,556,288   $        6,605,735   $        7,402,689
Jan-2001               $        7,659,809   $        6,949,894   $        7,666,224
Feb-2001               $        6,862,423   $        6,493,981   $        7,179,419
Mar-2001               $        6,364,897   $        6,176,425   $        6,839,833
Apr-2001               $        7,014,753   $        6,659,421   $        7,384,967
May-2001               $        7,287,627   $        6,823,243   $        7,653,780
Jun-2001               $        7,424,634   $        7,058,645   $        7,890,282
Jul-2001               $        7,019,992   $        6,676,772   $        7,707,227
Aug-2001               $        6,702,688   $        6,461,113   $        7,491,425
Sep-2001               $        5,746,214   $        5,591,447   $        6,510,048
Oct-2001               $        6,057,659   $        5,918,547   $        6,896,745
Nov-2001               $        6,478,667   $        6,376,642   $        7,409,173
Dec-2001               $        6,886,823   $        6,770,081   $        7,929,297
Jan-2002               $        6,744,265   $        6,699,672   $        7,835,732
Feb-2002               $        6,618,148   $        6,516,101   $        7,626,518
Mar-2002               $        7,127,745   $        7,039,996   $        8,212,234
Apr-2002               $        7,067,159   $        7,104,060   $        8,252,474
May-2002               $        6,771,045   $        6,788,639   $        7,944,657
Jun-2002               $        6,425,722   $        6,451,923   $        7,499,756
Jul-2002               $        5,531,904   $        5,477,682   $        6,480,539
Aug-2002               $        5,586,670   $        5,463,440   $        6,514,886
Sep-2002               $        5,246,442   $        5,071,165   $        6,053,632
Oct-2002               $        5,328,811   $        5,233,950   $        6,268,536
Nov-2002               $        5,679,979   $        5,700,818   $        6,731,154
Dec-2002               $        5,484,020   $        5,383,283   $        6,404,020
Jan-2003               $        5,241,626   $        5,234,166   $        6,217,023
Feb-2003               $        4,998,939   $        5,076,094   $        6,023,051
Mar-2003               $        5,020,934   $        5,141,575   $        6,073,645
Apr-2003               $        5,456,249   $        5,628,997   $        6,579,580
May-2003               $        6,029,701   $        6,232,988   $        7,157,267
Jun-2003               $        6,178,635   $        6,345,805   $        7,321,884
Jul-2003               $        6,459,763   $        6,743,053   $        7,697,497
Aug-2003               $        6,784,689   $        7,051,885   $        8,030,798
Sep-2003               $        6,592,004   $        6,921,425   $        7,856,530
Oct-2003               $        7,280,868   $        7,502,824   $        8,474,053
Nov-2003               $        7,457,065   $        7,769,175   $        8,779,119
Dec-2003               $        7,679,286   $        7,926,889   $        9,023,178
Jan-2004               $        7,767,597   $        8,270,916   $        9,309,213
Feb-2004               $        7,889,549   $        8,345,354   $        9,471,194
Mar-2004               $        7,966,866   $        8,422,966   $        9,573,482
Apr-2004               $        7,568,523   $        7,993,395   $        9,244,155
May-2004               $        7,579,876   $        8,120,490   $        9,324,579
Jun-2004               $        7,797,025   $        8,462,362   $        9,722,738

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/4/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the

J.P. Morgan Institutional U.S. Small Company Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Small Company Fund, which are similar to the expenses of the Select Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan U.S. Small Company Fund, Russell 2000 Index, and Lipper Small-Cap Core Funds Index from June 30, 1994 to June 30, 2004.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

AS OF JUNE 30, 2004                                                  (Unaudited)

                                        FUND FACTS

                                        Fund Inception                6/16/1997
                                        Fiscal Year End             DECEMBER 31
                                        Net Assets as of 6/30/2004
                                        (In Millions)                      $7.8
                                        Primary Benchmark          RUSSELL 2000
                                                                   GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Small Company Opportunities Fund, which seeks to provide long term growth from a portfolio of small cap growth stocks, rose 6.9% in the six months through June 30, 2004. This compares with a gain of 5.7% for the Russell 2000 Growth Index, the Fund's benchmark.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund performed well during the first half of 2004, outperforming its benchmark. After the year began with the markets more speculative names posting the highest gains, market leadership shifted to higher-quality names in February. This development helped the Fund's performance, as our overriding focus is on strong, durable businesses. The positive performance relative to the benchmark is attributable to stock selection rather than sector weightings, with the Fund's Technology and Financial names outperforming their peer group. The Fund's stock selection in Materials and Processing was the largest detractor from performance.

   Alliance Data Systems Corp. was the Fund's top contributor, as the company's share price increased 50% during the first half of 2004. The provider of private-label credit card and marketing services reported a stellar quarter with better than-expected revenue, margin and EPS growth. Another top contributor was specialty retailer Urban Outfitters Inc. The company posted a 150% gain in first-quarter earnings per share compared to the same period a year earlier as same-store sales were significantly ahead of target. One of the top contributors from the aforementioned technology sector was Verint Systems Inc., a leader in communications interception solutions and digital video security. The company's revenues from homeland security initiatives have somewhat cushioned the effect of the global slowdown in telecommunications and IT spending.

   Despite the Fund's positive return for the period, a number of individual holdings performed poorly. In particular, shares of Staktek Holdings declined after the company pre-announced a shortfall in second-quarter revenue. Staktek attributed the shortfall to a shortage of DRAMs (memory chip devices), with license revenues from Samsung making up the bulk of that business. We continue to have a positive view on the stock, as the company is the leading solution provider in the high-growth, high-density memory stacking market for servers, routers and other high-end platforms, and we added modestly to the position.

Q: HOW WAS THE FUND MANAGED?

A: The portfolio managers utilize a "bottom up" approach to construct the Fund's portfolio, basing their stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustainable growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                                             26.1%
Technology                                                            25.5%
Health Services & Systems                                             11.8%
Pharmaceuticals                                                       10.3%
Finance & Insurance                                                    7.7%
Industrial Products & Services                                         6.2%
Telecommunications                                                     6.0%
Energy                                                                 4.4%
REITs                                                                  1.2%
Short-Term Investments                                                 0.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Life Time Fitness, Inc.                                            1.8%
 2. Aeroflex, Inc.                                                     1.6%
 3. Alliance Data Systems Corp.                                        1.5%
 4. Nextel Partners, Inc., Class A                                     1.5%
 5. Cooper Companies, Inc.                                             1.4%
 6. Wright Medical Group, Inc.                                         1.4%
 7. Electronics for Imaging, Inc.                                      1.4%
 8. Verint Systems, Inc.                                               1.4%
 9. Gray Television, Inc.                                              1.4%
10. Covance, Inc.                                                      1.3%

Top 10 equity holdings comprised 14.7% ($1,161 in thousands) of the Portfolio's market value of investments. As of June 30, 2004, the Fund held 107 equity holdings. Portfolio holdings are subject to change at any time.

                                                         SINCE
                                                     INCEPTION
                  1 YEAR     3 YEARS      5 YEARS    (6/16/97)
                ----------------------------------------------
SELECT SHARES      26.51%      (7.63%)      (4.71%)       1.26%

[CHART]

LIFE OF FUND PERFORMANCE (06/16/97 TO 06/30/04)

                         JPMORGAN U.S.
                         SMALL COMPANY         RUSSELL 2000       LIPPER SMALL-CAP
                       OPPORTUNITIES FUND      GROWTH INDEX      GROWTH FUNDS INDEX
Jun-1997               $        1,000,000   $        1,000,000   $        1,000,000
Jun-1997               $        1,028,000   $        1,000,000   $        1,000,000
Jul-1997               $        1,092,970   $        1,051,200   $        1,060,200
Aug-1997               $        1,114,938   $        1,082,736   $        1,077,057
Sep-1997               $        1,222,976   $        1,169,138   $        1,167,745
Oct-1997               $        1,151,921   $        1,098,873   $        1,108,074
Nov-1997               $        1,136,946   $        1,072,720   $        1,083,031
Dec-1997               $        1,183,902   $        1,073,364   $        1,068,627
Jan-1998               $        1,182,955   $        1,059,088   $        1,052,811
Feb-1998               $        1,288,947   $        1,152,605   $        1,137,878
Mar-1998               $        1,363,964   $        1,200,899   $        1,189,310
Apr-1998               $        1,360,963   $        1,208,225   $        1,197,992
May-1998               $        1,256,986   $        1,120,508   $        1,113,175
Jun-1998               $        1,268,047   $        1,131,937   $        1,145,791
Jul-1998               $        1,186,005   $        1,037,420   $        1,059,627
Aug-1998               $          905,040   $          797,984   $          828,205
Sep-1998               $        1,012,016   $          878,899   $          872,513
Oct-1998               $        1,045,008   $          924,778   $          906,890
Nov-1998               $        1,131,012   $          996,540   $          980,621
Dec-1998               $        1,245,696   $        1,086,727   $        1,078,879
Jan-1999               $        1,303,248   $        1,135,630   $        1,104,988
Feb-1999               $        1,189,213   $        1,031,720   $          998,688
Mar-1999               $        1,229,290   $        1,068,449   $        1,043,829
Apr-1999               $        1,274,528   $        1,162,793   $        1,084,538
May-1999               $        1,250,949   $        1,164,654   $        1,090,503
Jun-1999               $        1,389,679   $        1,226,031   $        1,192,574
Jul-1999               $        1,384,537   $        1,188,147   $        1,188,400
Aug-1999               $        1,361,969   $        1,143,710   $        1,171,762
Sep-1999               $        1,412,362   $        1,165,784   $        1,214,297
Oct-1999               $        1,485,381   $        1,195,628   $        1,285,091
Nov-1999               $        1,688,879   $        1,322,005   $        1,447,269
Dec-1999               $        2,013,650   $        1,555,075   $        1,739,039
Jan-2000               $        2,083,524   $        1,540,613   $        1,720,953
Feb-2000               $        2,616,906   $        1,899,113   $        2,225,192
Mar-2000               $        2,220,183   $        1,699,517   $        2,050,514
Apr-2000               $        1,849,190   $        1,527,865   $        1,797,071
May-2000               $        1,634,314   $        1,394,024   $        1,650,070
Jun-2000               $        2,042,403   $        1,574,132   $        1,940,648
Jul-2000               $        1,863,488   $        1,439,229   $        1,814,312
Aug-2000               $        2,193,512   $        1,590,636   $        2,009,350
Sep-2000               $        2,084,494   $        1,511,582   $        1,909,887
Oct-2000               $        1,851,239   $        1,388,841   $        1,766,646
Nov-2000               $        1,401,018   $        1,136,628   $        1,465,786
Dec-2000               $        1,577,967   $        1,206,189   $        1,595,362
Jan-2001               $        1,607,475   $        1,303,770   $        1,644,020
Feb-2001               $        1,341,277   $        1,125,023   $        1,433,585
Mar-2001               $        1,155,510   $        1,022,758   $        1,294,384
Apr-2001               $        1,349,173   $        1,147,944   $        1,434,178
May-2001               $        1,380,879   $        1,174,576   $        1,473,044
Jun-2001               $        1,385,436   $        1,206,642   $        1,510,165
Jul-2001               $        1,261,994   $        1,103,716   $        1,426,049
Aug-2001               $        1,179,333   $        1,034,733   $        1,341,627
Sep-2001               $          940,282   $          867,727   $        1,132,199
Oct-2001               $        1,021,805   $          951,203   $        1,215,189
Nov-2001               $        1,123,781   $        1,030,628   $        1,309,366
Dec-2001               $        1,187,274   $        1,094,836   $        1,388,713
Jan-2002               $        1,119,244   $        1,055,860   $        1,346,774
Feb-2002               $        1,040,001   $          987,546   $        1,265,294
Mar-2002               $        1,138,593   $        1,073,364   $        1,368,796
Apr-2002               $        1,085,307   $        1,050,179   $        1,332,659
May-2002               $        1,011,723   $          988,744   $        1,279,220
Jun-2002               $          933,517   $          904,898   $        1,184,174
Jul-2002               $          796,477   $          765,815   $        1,016,258
Aug-2002               $          808,902   $          765,433   $        1,014,733
Sep-2002               $          761,338   $          710,168   $          953,241
Oct-2002               $          780,600   $          746,103   $          993,944
Nov-2002               $          836,101   $          820,042   $        1,077,237
Dec-2002               $          797,557   $          763,459   $        1,005,277
Jan-2003               $          752,255   $          742,693   $          978,738
Feb-2003               $          703,509   $          722,863   $          948,201
Mar-2003               $          722,785   $          733,778   $          967,734
Apr-2003               $          768,104   $          803,193   $        1,047,669
May-2003               $          850,829   $          893,713   $        1,154,531
Jun-2003               $          863,251   $          910,962   $        1,193,670
Jul-2003               $          888,199   $          979,831   $        1,263,499
Aug-2003               $          931,277   $        1,032,448   $        1,330,465
Sep-2003               $          898,403   $        1,006,327   $        1,297,736
Oct-2003               $          975,485   $        1,093,273   $        1,415,310
Nov-2003               $        1,003,775   $        1,128,914   $        1,452,958
Dec-2003               $        1,021,943   $        1,133,994   $        1,454,992
Jan-2004               $        1,083,157   $        1,193,529   $        1,523,085
Feb-2004               $        1,077,525   $        1,191,738   $        1,517,298
Mar-2004               $        1,083,236   $        1,197,340   $        1,506,828
Apr-2004               $        1,032,215   $        1,137,233   $        1,433,144
May-2004               $        1,059,363   $        1,159,864   $        1,463,097
Jun-2004               $        1,091,905   $        1,198,488   $        1,504,795

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 6/16/97.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Small Company Opportunities Fund, which are similar to the expenses of the Select Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan U.S. Small Company Opportunities Fund, Russell 2000 Growth Index, and Lipper Small-Cap Growth Funds Index from June 16, 1997 to June 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN DYNAMIC SMALL CAP FUND

PORTFOLIO OF INVESTMENTS            AS OF JUNE 30, 2004              (UNAUDITED)
(Amounts in thousands)

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.1%

            COMMON STOCKS -- 98.1%

            AEROSPACE -- 1.2%
       42   Engineered Support Systems, Inc. (l)                                     $      2,456
            -------------------------------------------------------------------------------------

            AIRLINES -- 0.5%
       69   Airtran Holdings, Inc.* (l)                                                       981
            -------------------------------------------------------------------------------------

            AUTOMOTIVE -- 2.5%
      110   Wabash National Corp.*                                                          3,017
       58   Winnebago Industries, Inc. (l)                                                  2,155
            -------------------------------------------------------------------------------------
                                                                                            5,172
            -------------------------------------------------------------------------------------

            BANKING -- 6.1%
       52   CVB Financial Corp. (l)                                                         1,128
      112   East-West Bancorp, Inc. (l)                                                     3,450
       77   PrivateBancorp, Inc. (l)                                                        2,120
       46   Southwest Bancorp of Texas, Inc. (l)                                            2,043
       41   Texas Regional Bancshares, Inc., Class A                                        1,876
       55   UCBH Holdings, Inc. (l)                                                         2,158
            -------------------------------------------------------------------------------------
                                                                                           12,775
            -------------------------------------------------------------------------------------

            BIOTECHNOLOGY -- 0.5%
       32   Integra LifeSciences Holdings Corp.* (l)                                        1,143
            -------------------------------------------------------------------------------------

            BUSINESS SERVICES -- 2.5%
      117   Administaff, Inc.* (l)                                                          1,946
       70   Heidrick & Struggles International, Inc.*                                       2,089
       77   Learning Tree International, Inc.* (l)                                          1,114
            -------------------------------------------------------------------------------------
                                                                                            5,149
            -------------------------------------------------------------------------------------

            COMPUTER NETWORKS -- 0.9%
       53   Avocent Corp.*                                                                  1,934
            -------------------------------------------------------------------------------------

            COMPUTER SOFTWARE -- 12.6%
       82   Ansys, Inc.* (l)                                                                3,851
       41   Cerner Corp.* (l)                                                               1,823
       42   DSP Group, Inc.*                                                                1,139
       48   Global Payments, Inc.                                                           2,152
       26   Kronos, Inc.* (l)                                                               1,055
       53   Manhattan Associates, Inc.* (l)                                                 1,641
      166   MAPICS, Inc.* (l)                                                               1,752
      127   MRO Software, Inc.*                                                             1,723
       46   National Instruments Corp. (l)                                                  1,421
       77   Progress Software Corp.*                                                        1,677
      155   RSA Security, Inc.*                                                      $      3,176
       73   Serena Software, Inc.* (l)                                                      1,390
       52   THQ, Inc.* (l)                                                                  1,179
      110   Transaction Systems Architects, Inc.,
            Class A*                                                                        2,360
            -------------------------------------------------------------------------------------
                                                                                           26,339
            -------------------------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 3.1%
       81   Mercury Computer Systems, Inc.* (l)                                             2,006
      224   Sykes Enterprises, Inc.*                                                        1,695
       33   Zebra Technologies Corp., Class A*                                              2,880
            -------------------------------------------------------------------------------------
                                                                                            6,581
            -------------------------------------------------------------------------------------

            CONSTRUCTION -- 0.5%
        2   NVR, Inc.* (l)                                                                  1,114
            -------------------------------------------------------------------------------------

            CONSTRUCTION MATERIALS -- 0.5%
       32   NCI Building Systems, Inc.*                                                     1,042
            -------------------------------------------------------------------------------------

            CONSUMER PRODUCTS -- 1.0%
       33   The Scotts Co., Class A*                                                        2,089
            -------------------------------------------------------------------------------------

            CONSUMER SERVICES -- 2.3%
       45   Arbitron, Inc.* (l)                                                             1,651
       71   Regis Corp.                                                                     3,175
            -------------------------------------------------------------------------------------
                                                                                            4,826
            -------------------------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 5.2%
       39   Dionex Corp.* (l)                                                               2,152
       48   FEI Co.* (l)                                                                    1,150
       19   II-VI, Inc.                                                                       592
      155   Integrated Electrical Services, Inc.*                                           1,251
       86   ROFIN-SINAR Technologies, Inc.*                                                 2,176
       40   Varian, Inc.*                                                                   1,686
      133   X-Rite, Inc. (l)                                                                1,935
            -------------------------------------------------------------------------------------
                                                                                           10,942
            -------------------------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 2.9%
       79   Alliance Gaming Corp.* (l)                                                      1,349
       85   Macrovision Corp.*                                                              2,123
       79   Penn National Gaming, Inc.*                                                     2,622
            -------------------------------------------------------------------------------------
                                                                                            6,094
            -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            ENVIRONMENTAL SERVICES -- 1.5%
       35   Stericycle, Inc.*                                                        $      1,806
       45   Waste Connections, Inc.*                                                        1,346
            -------------------------------------------------------------------------------------
                                                                                            3,152
            -------------------------------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 1.0%
       70   United Natural Foods, Inc.*                                                     2,018
            -------------------------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 14.6%
       64   Advanced Neuromodulation
            Systems, Inc.* (l)                                                              2,086
      104   Arthrocare Corp.* (l)                                                           3,024
       40   ICU Medical, Inc.* (l)                                                          1,324
       35   Idexx Laboratories, Inc.* (l)                                                   2,171
      102   Immucor, Inc.*                                                                  3,314
       56   Intuitive Surgical, Inc.* (l)                                                   1,066
       67   Mentor Corp.                                                                    2,304
      110   Merit Medical Systems, Inc.*                                                    1,760
       79   Odyssey Healthcare, Inc.* (l)                                                   1,487
       18   Pediatrix Medical Group, Inc.*                                                  1,261
       88   Possis Medical, Inc.* (l)                                                       3,002
       30   Respironics, Inc.*                                                              1,780
       52   Select Medical Corp.                                                              692
       26   TECHNE Corp.* (l)                                                               1,123
       60   VCA Antech, Inc.*                                                               2,685
       40   Wright Medical Group, Inc.*                                                     1,424
            -------------------------------------------------------------------------------------
                                                                                           30,503
            -------------------------------------------------------------------------------------

            HOTELS/OTHER LODGING -- 1.5%
       20   Choice Hotels International, Inc.                                               1,023
      121   Orient-Express Hotels LTD (Bermuda),
            Class A                                                                         2,055
            -------------------------------------------------------------------------------------
                                                                                            3,078
            -------------------------------------------------------------------------------------

            INSURANCE -- 0.9%
       56   ProAssurance Corp.* (l)                                                         1,893
            -------------------------------------------------------------------------------------

            INTERNET SERVICES/SOFTWARE -- 0.4%
       42   Digital Insight Corp.*                                                            873
            -------------------------------------------------------------------------------------

            MACHINERY & ENGINEERING EQUIPMENT -- 2.1%
       20   Cascade Corp.                                                            $        627
       82   Graco, Inc.                                                                     2,543
       50   Lindsay Manufacturing Co. (l)                                                   1,201
            -------------------------------------------------------------------------------------
                                                                                            4,371
            -------------------------------------------------------------------------------------

            MANUFACTURING -- 0.6%
       19   Gardner Denver, Inc.*                                                             516
       28   Wilson Greatbatch
            Technologies, Inc.* (l)                                                           791
            -------------------------------------------------------------------------------------
                                                                                        1,307
            -------------------------------------------------------------------------------------

            MULTI-MEDIA -- 0.7%
       93   Radio One, Inc., Class D* (l)                                                   1,481
            -------------------------------------------------------------------------------------

            OIL & GAS -- 6.7%
       96   Core Laboratories N.V.
            (The Netherlands)*                                                              2,217
       68   Key Energy Services, Inc.* (l)                                                    637
       58   Oceaneering International, Inc.* (l)                                            1,973
       46   Patina Oil & Gas Corp.                                                          1,362
       44   Penn Virginia Corp.                                                             1,589
       64   Spinnaker Exploration Co.*                                                      2,509
       69   Unit Corp.*                                                                     2,167
       81   W-H Energy Services, Inc.* (l)                                                  1,593
            -------------------------------------------------------------------------------------
                                                                                           14,047
            -------------------------------------------------------------------------------------

            PHARMACEUTICALS -- 4.9%
       38   Cephalon, Inc.* (l)                                                             2,068
        7   Eyetech Pharmaceuticals, Inc.*                                                    292
       61   Medicines Co.* (l)                                                              1,867
       49   Medicis Pharmaceutical Corp., Class A                                           1,938
       61   MGI Pharma, Inc.*                                                               1,653
       82   NBTY, Inc.*                                                                     2,410
            -------------------------------------------------------------------------------------
                                                                                           10,228
            -------------------------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 2.4%
       23   P.F. Chang's China Bistro, Inc.* (l)                                              926
       50   Panera Bread Co., Class A* (l)                                                  1,798
       98   Sonic Corp.*                                                                    2,227
            -------------------------------------------------------------------------------------
                                                                                            4,951
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            RETAILING -- 5.4%
       74   AC Moore Arts & Crafts, Inc.* (l)                                        $      2,025
       80   Aeropostale, Inc.*                                                              2,162
       74   Cache, Inc.*                                                                    1,003
        9   Gander Mountain Co.* (l)                                                          209
       45   Haverty Furniture Companies, Inc. (l)                                             787
       81   Hibbett Sporting Goods, Inc.* (l)                                               2,219
       66   Movado Group, Inc.                                                              1,132
       62   The J. Jill Group, Inc.*                                                        1,467
       23   Too, Inc.* (l)                                                                    377
            -------------------------------------------------------------------------------------
                                                                                           11,381
            -------------------------------------------------------------------------------------

            SEMI-CONDUCTORS -- 6.7%
       99   Advanced Energy Industries, Inc.*                                               1,555
       35   Cymer, Inc.*                                                                    1,307
      108   ESS Technology, Inc.* (l)                                                       1,156
       59   Genesis Microchip, Inc.* (l)                                                      812
       64   MKS Instruments, Inc.* (l)                                                      1,454
       89   Pixelworks, Inc.* (l)                                                           1,368
       40   Rudolph Technologies, Inc.* (l)                                                   719
       64   Semtech Corp.* (l)                                                              1,502
       98   Silicon Image, Inc.*                                                            1,291
       32   Silicon Laboratories, Inc.*                                                     1,479
       33   Varian Semiconductor Equipment
            Associates, Inc.*                                                               1,284
            -------------------------------------------------------------------------------------
                                                                                           13,927
            -------------------------------------------------------------------------------------

            STEEL -- 1.0%
       77   Steel Dynamics, Inc.* (l)                                                       2,196
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS -- 1.0%
       85   Viasat, Inc.* (l)                                                               2,131
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 0.7%
       91   Audiovox Corp., Class A* (l)                                                    1,538
            -------------------------------------------------------------------------------------

            TOYS & GAMES -- 0.6%
       37   RC2 Corp.*                                                                      1,299
            -------------------------------------------------------------------------------------

            TRANSPORTATION -- 2.8%
       60   Forward Air Corp.*                                                              2,252
       80   Heartland Express, Inc. (l)                                                     2,188
       80   Pacer International, Inc.*                                                      1,487
            -------------------------------------------------------------------------------------
                                                                                            5,927
            -------------------------------------------------------------------------------------

            UTILITIES -- 0.3%
       23   American States Water Co. (l)                                            $        529
            -------------------------------------------------------------------------------------
            Total Common Stocks                                                           205,467
            (Cost $161,858)
            -------------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.9%

            MONEY MARKET FUND -- 1.9%
    3,910   JPMorgan Prime Money Market Fund (a)                                            3,910
            (Cost $3,910)
            -------------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100.0%                                               $    209,377
            (COST $165,768)
            -------------------------------------------------------------------------------------

SHARES      COLLATERAL INVESTMENTS                                                          VALUE
-------------------------------------------------------------------------------------------------
            MONEY MARKET FUND (c)
    3,027   AIM Short Term Investment Co.                                            $      3,027
            -------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (c)
$  42,843   Credit Suisse First Boston LLC, 1.51%,
            due 07/01/04, dated 06/30/04,
            proceeds $42,845 secured by
            U.S. Government Agency Securities                                              42,843
            -------------------------------------------------------------------------------------
                                                                                     $     45,870
            -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN MID CAP EQUITY FUNDS

PORTFOLIO OF INVESTMENTS            AS OF JUNE 30, 2004              (UNAUDITED)
(Amounts in thousands)

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.2%

            COMMON STOCKS -- 97.2%

            AEROSPACE -- 1.1%
       25   Rockwell Collins, Inc.                                                   $        843
       45   United Defense Industries, Inc.*                                                1,568
            -------------------------------------------------------------------------------------
                                                                                            2,411
            -------------------------------------------------------------------------------------

            AGRICULTURAL PRODUCTION/SERVICES -- 0.2%
       13   Bunge LTD                                                                         502
            -------------------------------------------------------------------------------------

            AIRLINES -- 0.5%
       61   SkyWest, Inc.                                                                   1,063
            -------------------------------------------------------------------------------------

            APPAREL -- 2.5%
       36   Columbia Sportswear Co.*                                                        1,944
       31   Polo Ralph Lauren Corp.                                                         1,065
       48   VF Corp.                                                                        2,318
            -------------------------------------------------------------------------------------
                                                                                            5,327
            -------------------------------------------------------------------------------------

            AUTOMOTIVE -- 2.2%
       27   Autoliv, Inc. (Sweden)                                                          1,121
       17   BorgWarner, Inc.                                                                  735
       23   Genuine Parts Co.                                                                 893
       16   Oshkosh Truck Corp.                                                               900
       20   Polaris Industries, Inc. (l)                                                      943
            -------------------------------------------------------------------------------------
                                                                                            4,592
            -------------------------------------------------------------------------------------

            BANKING -- 4.9%
       29   BOK Financial Corp.*                                                            1,121
       15   Cullen/Frost Bankers, Inc.                                                        689
       22   M&T Bank Corp.                                                                  1,956
       57   North Fork Bancorporation, Inc.                                                 2,184
       11   TCF Financial Corp.                                                               610
       22   Webster Financial Corp.                                                         1,053
       75   Wilmington Trust Corp.                                                          2,776
            -------------------------------------------------------------------------------------
                                                                                           10,389
            -------------------------------------------------------------------------------------

            BIOTECHNOLOGY -- 2.1%
       26   Biogen Idec, Inc.*                                                              1,632
       22   Genzyme Corp.*                                                                  1,027
       25   Gilead Sciences, Inc.*                                                          1,659
            -------------------------------------------------------------------------------------
                                                                                            4,318
            -------------------------------------------------------------------------------------

            BROADCASTING/CABLE -- 0.4%
       29   Univision Communications, Inc., Class A*                                          918
            -------------------------------------------------------------------------------------

            BUSINESS SERVICES -- 2.5%
       29   Affiliated Computer Services, Inc.,
            Class A*                                                                 $      1,543
       29   Deluxe Corp.                                                                    1,244
       19   Equifax, Inc.                                                                     468
       37   IMS Health, Inc.                                                                  856
       62   Interactive Data Corp.*                                                         1,071
            -------------------------------------------------------------------------------------
                                                                                            5,182
            -------------------------------------------------------------------------------------

            CHEMICALS -- 1.5%
        3   Albemarle Corp.                                                                    82
       24   Sigma-Aldrich Corp.                                                             1,454
       37   The Sherwin-Williams Co.                                                        1,542
            -------------------------------------------------------------------------------------
                                                                                            3,078
            -------------------------------------------------------------------------------------

            COMPUTER NETWORKS -- 1.0%
       45   Juniper Networks, Inc.*                                                         1,108
       50   Network Appliance, Inc.*                                                        1,066
            -------------------------------------------------------------------------------------
                                                                                            2,174
            -------------------------------------------------------------------------------------

            COMPUTER SOFTWARE -- 3.9%
       26   Adobe Systems, Inc.                                                             1,207
       16   Cognos, Inc. (Canada)* (l)                                                        584
       70   Computer Associates International, Inc.                                         1,956
       37   DST Systems, Inc.*                                                              1,755
       20   Dun & Bradstreet Corp.*                                                         1,092
       22   Fiserv, Inc.*                                                                     859
       17   Mercury Interactive Corp.*                                                        822
            -------------------------------------------------------------------------------------
                                                                                            8,275
            -------------------------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 2.6%
       25   Apple Computer, Inc.*                                                             799
       20   Lexmark International, Inc., Class A*                                           1,944
        9   Research In Motion LTD (Canada)*                                                  582
       23   Tech Data Corp.*                                                                  889
       15   Zebra Technologies Corp., Class A*                                              1,325
            -------------------------------------------------------------------------------------
                                                                                            5,539
            -------------------------------------------------------------------------------------

            CONSTRUCTION -- 0.4%
       21   Lennar Corp., Class A                                                             937
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            CONSTRUCTION MATERIALS -- 1.4%
       41   Florida Rock Industries, Inc.                                            $      1,712
       28   Vulcan Materials Co.                                                            1,317
            -------------------------------------------------------------------------------------
                                                                                            3,029
            -------------------------------------------------------------------------------------

            CONSUMER PRODUCTS -- 0.9%
        6   Fortune Brands, Inc.                                                              460
      107   Tempur-Pedic International, Inc.*                                               1,494
            -------------------------------------------------------------------------------------
                                                                                            1,954
            -------------------------------------------------------------------------------------

            DISTRIBUTION -- 0.3%
        9   Hughes Supply, Inc.                                                               554
            -------------------------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 4.1%
       68   Amphenol Corp., Class A*                                                        2,252
       58   Arrow Electronics, Inc.*                                                        1,568
       24   Fisher Scientific International* (l)                                            1,409
       46   Flextronics International LTD (Singapore)*                                        738
       32   Jabil Circuit, Inc.*                                                              817
       27   Tektronix, Inc.                                                                   920
       46   Vishay Intertechnology, Inc.*                                                     847
            -------------------------------------------------------------------------------------
                                                                                            8,551
            -------------------------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 1.7%
       61   Regal Entertainment Group, Class A                                              1,097
       31   Royal Caribbean Cruises LTD (l)                                                 1,346
       26   Station Casinos, Inc.                                                           1,234
            -------------------------------------------------------------------------------------
                                                                                            3,677
            -------------------------------------------------------------------------------------

            ENVIRONMENTAL SERVICES -- 0.7%
       48   Republic Services, Inc.                                                         1,378
            -------------------------------------------------------------------------------------

            FINANCIAL SERVICES -- 4.5%
       74   AmeriCredit Corp.*                                                              1,450
       93   Ameritrade Holding Corp.*                                                       1,057
        9   Charter One Financial, Inc.                                                       398
       22   Golden West Financial Corp.                                                     2,318
        7   H & R Block, Inc.                                                                 353
       20   Legg Mason, Inc. (l)                                                            1,775
       43   T. Rowe Price Group, Inc.                                                       2,182
            -------------------------------------------------------------------------------------
                                                                                            9,533
            -------------------------------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 1.7%
        8   Brown-Forman Corp., Class B                                              $        394
       22   Constellation Brands, Inc., Class A*                                              809
       19   Dean Foods Co.*                                                                   713
       19   Hormel Foods Corp.                                                                603
       23   The J.M. Smucker Co.                                                            1,036
            -------------------------------------------------------------------------------------
                                                                                            3,555
            -------------------------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 5.9%
       10   Aetna, Inc.                                                                       829
       17   Bausch & Lomb, Inc.                                                             1,090
       35   Caremark Rx, Inc.*                                                              1,148
        6   Coventry Health Care, Inc.*                                                       308
       46   DaVita, Inc.*                                                                   1,413
       23   Lincare Holdings, Inc.*                                                           759
       44   Omnicare, Inc.                                                                  1,867
        1   Quest Diagnostics, Inc.                                                            85
       11   St. Jude Medical, Inc.*                                                           794
       19   WellChoice, Inc.*                                                                 793
       11   WellPoint Health Networks, Inc.*                                                1,193
       24   Zimmer Holdings, Inc.*                                                          2,094
            -------------------------------------------------------------------------------------
                                                                                           12,373
            -------------------------------------------------------------------------------------

            HOTELS/OTHER LODGING -- 1.2%
       43   Fairmont Hotels & Resorts, Inc. (Canada)                                        1,168
       68   Hilton Hotels Corp.                                                             1,262
            -------------------------------------------------------------------------------------
                                                                                            2,430
            -------------------------------------------------------------------------------------

            INSURANCE -- 6.5%
       10   AMBAC Financial Group, Inc.                                                       701
       93   Assurant, Inc.                                                                  2,452
       30   Cincinnati Financial Corp.                                                      1,297
       53   IPC Holdings LTD (Bermuda)                                                      1,943
       25   MGIC Investment Corp.                                                           1,897
       73   Old Republic International Corp.                                                1,733
       14   PartnerRe LTD (Bermuda)                                                           806
       24   Principal Financial Group, Inc.                                                   842
       23   SAFECO Corp.                                                                    1,025
       23   Willis Group Holdings LTD
            (United Kingdom)                                                                  865
            -------------------------------------------------------------------------------------
                                                                                           13,561
            -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            INTERNET SERVICES/SOFTWARE -- 0.5%
       16   CheckFree Corp.* (l)                                                     $        494
       16   Netflix, Inc.*                                                                    560
            -------------------------------------------------------------------------------------
                                                                                            1,054
            -------------------------------------------------------------------------------------

            MACHINERY & ENGINEERING EQUIPMENT -- 0.4%
       23   IDEX Corp.                                                                        773
            -------------------------------------------------------------------------------------

            MANUFACTURING -- 3.5%
       12   Carlisle Companies, Inc.                                                          722
       19   Cooper Industries LTD, Class A                                                  1,141
       40   Crane Co.                                                                       1,243
       40   Donaldson Co., Inc. (l)                                                         1,184
       41   Harsco Corp.                                                                    1,924
       14   ITT Industries, Inc.                                                            1,129
            -------------------------------------------------------------------------------------
                                                                                            7,343
            -------------------------------------------------------------------------------------

            METALS/MINING -- 0.8%
       23   CONSOL Energy, Inc.                                                               842
       16   Precision Castparts Corp.                                                         878
            -------------------------------------------------------------------------------------
                                                                                            1,720
            -------------------------------------------------------------------------------------

            MULTI-MEDIA -- 2.1%
       19   Gannett Co., Inc.                                                               1,621
        9   Knight Ridder, Inc.                                                               634
       21   The E.W. Scripps Co., Class A                                                   2,251
            -------------------------------------------------------------------------------------
                                                                                            4,506
            -------------------------------------------------------------------------------------

            OIL & GAS -- 5.0%
       19   BJ Services Co.*                                                                  853
       40   Burlington Resources, Inc.                                                      1,439
       31   Devon Energy Corp.                                                              2,032
       15   Energen Corp.                                                                     701
       20   Equitable Resources, Inc.                                                       1,024
       29   FMC Technologies, Inc.*                                                           831
       19   Nabors Industries LTD (Barbados)*                                                 875
       15   Newfield Exploration Co.*                                                         842
       32   Premcor, Inc.*                                                                  1,204
       26   XTO Energy, Inc.                                                                  777
            -------------------------------------------------------------------------------------
                                                                                           10,578
            -------------------------------------------------------------------------------------

            PACKAGING -- 0.3%
       21   Pactiv Corp.*                                                                     526
            -------------------------------------------------------------------------------------

            PAPER/FOREST PRODUCTS -- 0.9%
       24   Plum Creek Timber Co., Inc.                                              $        779
       25   Rayonier, Inc.                                                                  1,125
            -------------------------------------------------------------------------------------
                                                                                            1,904
            -------------------------------------------------------------------------------------

            PHARMACEUTICALS -- 3.9%
       16   Eon Labs, Inc.* (l)                                                               643
       18   ImClone Systems, Inc.* (l)                                                      1,553
       21   IVAX Corp.*                                                                       512
       36   Medicis Pharmaceutical Corp., Class A                                           1,432
       77   NBTY, Inc.*                                                                     2,253
       13   OSI Pharmaceuticals, Inc.* (l)                                                    944
       18   Sepracor, Inc.* (l)                                                               947
            -------------------------------------------------------------------------------------
                                                                                            8,284
            -------------------------------------------------------------------------------------

            PIPELINES -- 1.1%
       39   Kinder Morgan, Inc.                                                             2,336
            -------------------------------------------------------------------------------------

            PRINTING & PUBLISHING -- 0.2%
        1   Washington Post Co., Class B                                                      512
            -------------------------------------------------------------------------------------

            REAL ESTATE -- 1.2%
       41   Brookfield Properties Corp. (Canada)                                            1,170
       25   LNR Property Corp.                                                              1,362
            -------------------------------------------------------------------------------------
                                                                                            2,532
            -------------------------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 1.2%
       18   Kimco Realty Corp.                                                                819
       16   PS Business Parks, Inc.                                                           640
       21   Public Storage, Inc.                                                              984
            -------------------------------------------------------------------------------------
                                                                                            2,443
            -------------------------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 2.3%
       59   Outback Steakhouse, Inc.                                                        2,423
       28   Ruby Tuesday, Inc.                                                                769
       25   The Cheesecake Factory, Inc.*                                                     997
       16   Yum! Brands, Inc.                                                                 588
            -------------------------------------------------------------------------------------
                                                                                            4,777
            -------------------------------------------------------------------------------------

            RETAILING -- 7.9%
       23   Abercrombie & Fitch Co., Class A                                                  880
       22   Advanced Auto Parts, Inc.*                                                        963
       45   Autonation, Inc.*                                                                 764

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            RETAILING -- CONTINUED
       33   AutoZone, Inc.*                                                          $      2,650
       32   CarMax, Inc.* (l)                                                                 691
       22   CDW Corp. (l)                                                                   1,390
       19   Chico's FAS, Inc.* (l)                                                            876
       37   Family Dollar Stores, Inc.                                                      1,110
       32   Foot Locker, Inc.                                                                 787
       25   PETsMART, Inc.                                                                    808
       51   Staples, Inc.                                                                   1,504
       23   Talbots, Inc.                                                                     895
       39   The TJX Companies, Inc.                                                           932
       29   Tiffany & Co.                                                                   1,065
       14   Tuesday Morning Corp.*                                                            418
        7   Whole Foods Market, Inc.*                                                         714
            -------------------------------------------------------------------------------------
                                                                                           16,447
            -------------------------------------------------------------------------------------

            SEMI-CONDUCTORS -- 3.2%
       39   Altera Corp.*                                                                     871
       19   Broadcom Corp., Class A*                                                          893
       22   KLA-Tencor Corp.*                                                               1,081
       30   Lam Research Corp.*                                                               795
       21   Linear Technology Corp.                                                           825
       27   Microchip Technology, Inc.                                                        844
       25   Novellus Systems, Inc.*                                                           799
       13   Silicon Laboratories, Inc.*                                                       623
            -------------------------------------------------------------------------------------
                                                                                            6,731
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS -- 3.7%
       29   Adtran, Inc.                                                                      964
       32   Alltel Corp.                                                                    1,605
       67   CenturyTel, Inc.                                                                2,004
       32   Nextel Communications, Inc., Class A*                                             842
       64   Nextel Partners, Inc., Class A* (l)                                             1,016
       20   Telephone & Data Systems, Inc.                                                  1,388
            -------------------------------------------------------------------------------------
                                                                                            7,819
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 1.2%
       32   Andrew Corp.*                                                                     641
       61   Corning, Inc.*                                                                    803
       45   Polycom, Inc.*                                                                  1,016
            -------------------------------------------------------------------------------------
                                                                                            2,460
            -------------------------------------------------------------------------------------

            TEXTILES -- 1.2%
       35   Mohawk Industries, Inc.*                                                 $      2,592
            -------------------------------------------------------------------------------------

            TOYS & GAMES -- 0.1%
       10   Mattel, Inc.                                                                      190
            -------------------------------------------------------------------------------------

            UTILITIES -- 1.8%
       18   Dominion Resources, Inc.                                                        1,160
       23   Energy East Corp.                                                                 546
       29   SCANA Corp.                                                                     1,062
       28   Sempra Energy                                                                     964
            -------------------------------------------------------------------------------------
                                                                                            3,732
            -------------------------------------------------------------------------------------
            Total Common Stocks                                                           204,559
            (Cost $163,330)
            -------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.8%

            MONEY MARKET FUND -- 2.8%
    5,816   JPMorgan Prime Money Market Fund (a)                                            5,816
            (Cost $5,816)
            -------------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100.0%                                               $    210,375
            (COST $169,146)
            -------------------------------------------------------------------------------------

SHARES      COLLATERAL INVESTMENTS                                                          VALUE
-------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (c)
    7,669   AIM Short Term Investment Co.                                            $      7,669
    5,317   Barclays Global Investors Prime
            Money Market Fund                                                               5,317
            -------------------------------------------------------------------------------------
                                                                                     $     12,986
            -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS            AS OF JUNE 30, 2004              (UNAUDITED)
(Amounts in thousands)

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.9%

            COMMON STOCKS -- 97.9%

            AEROSPACE -- 0.8%
       14   Rockwell Collins, Inc.                                                   $        471
            -------------------------------------------------------------------------------------

            AIRLINES -- 1.0%
       34   SkyWest, Inc. (l)                                                                 594
            -------------------------------------------------------------------------------------

            APPAREL -- 1.0%
       17   Polo Ralph Lauren Corp.                                                           594
            -------------------------------------------------------------------------------------

            AUTOMOTIVE -- 2.7%
       15   Autoliv, Inc. (Sweden)                                                            627
        9   Oshkosh Truck Corp.                                                               504
       11   Polaris Industries, Inc. (l)                                                      528
            -------------------------------------------------------------------------------------
                                                                                            1,659
            -------------------------------------------------------------------------------------

            BANKING -- 1.8%
       16   BOK Financial Corp.* (l)                                                          627
       12   North Fork Bancorporation, Inc.                                                   441
            -------------------------------------------------------------------------------------
                                                                                            1,068
            -------------------------------------------------------------------------------------

            BIOTECHNOLOGY -- 4.0%
       15   Biogen Idec, Inc.*                                                                917
       12   Genzyme Corp.*                                                                    573
       14   Gilead Sciences, Inc.*                                                            925
            -------------------------------------------------------------------------------------
                                                                                            2,415
            -------------------------------------------------------------------------------------

            BROADCASTING/CABLE -- 0.8%
       16   Univision Communications, Inc., Class A*                                          512
            -------------------------------------------------------------------------------------

            BUSINESS SERVICES -- 0.9%
       11   Affiliated Computer Services, Inc., Class A*                                      564
            -------------------------------------------------------------------------------------

            COMPUTER NETWORKS -- 2.0%
       25   Juniper Networks, Inc.*                                                           619
       28   Network Appliance, Inc.*                                                          595
            -------------------------------------------------------------------------------------
                                                                                            1,214
            -------------------------------------------------------------------------------------

            COMPUTER SOFTWARE -- 6.1%

       15   Adobe Systems, Inc.                                                               675
        9   Cognos, Inc. (Canada)* (l)                                                        325
       25   Computer Associates International, Inc.                                           691
       10   DST Systems, Inc.*                                                                459
       11   Dun & Bradstreet Corp.*                                                  $        609
       12   Fiserv, Inc.*                                                                     480
        9   Mercury Interactive Corp.*                                                        458
            -------------------------------------------------------------------------------------
                                                                                            3,697
            -------------------------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 4.1%
       14   Apple Computer, Inc.*                                                             449
        5   Lexmark International, Inc., Class A*                                             478
        5   Research In Motion LTD (Canada)*                                                  329
       13   Tech Data Corp.*                                                                  496
        8   Zebra Technologies Corp., Class A*                                                737
            -------------------------------------------------------------------------------------
                                                                                            2,489
            -------------------------------------------------------------------------------------

            CONSTRUCTION -- 0.9%
       12   Lennar Corp., Class A                                                             525
            -------------------------------------------------------------------------------------

            CONSUMER PRODUCTS -- 1.4%
       60   Tempur-Pedic International, Inc.*                                                 834
            -------------------------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 7.9%
       38   Amphenol Corp., Class A*                                                        1,258
       33   Arrow Electronics, Inc.*                                                          881
       14   Fisher Scientific International* (l)                                              788
       26   Flextronics International LTD (Singapore)*                                        412
       18   Jabil Circuit, Inc.*                                                              457
       15   Tektronix, Inc.                                                                   514
       25   Vishay Intertechnology, Inc.* (l)                                                 473
            -------------------------------------------------------------------------------------
                                                                                            4,783
            -------------------------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 3.4%
       34   Regal Entertainment Group, Class A (l)                                            613
       17   Royal Caribbean Cruises LTD                                                       750
       14   Station Casinos, Inc. (l)                                                         690
            -------------------------------------------------------------------------------------
                                                                                            2,053
            -------------------------------------------------------------------------------------

            FINANCIAL SERVICES -- 4.1%
       43   AmeriCredit Corp.*                                                                835
       52   Ameritrade Holding Corp.*                                                         591
        5   Legg Mason, Inc. (l)                                                              473
       12   T. Rowe Price Group, Inc.                                                         597
            -------------------------------------------------------------------------------------
                                                                                            2,496
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            HEALTH CARE/HEALTH CARE SERVICES -- 10.1%
        5   Aetna, Inc.                                                              $        463
        9   Bausch & Lomb, Inc.                                                               608
       19   Caremark Rx, Inc.*                                                                641
       26   DaVita, Inc.*                                                                     788
       24   Omnicare, Inc.                                                                  1,042
        6   St. Jude Medical, Inc.*                                                           443
       11   WellChoice, Inc.*                                                                 443
        4   WellPoint Health Networks, Inc.*                                                  420
       13   Zimmer Holdings, Inc.*                                                          1,170
            -------------------------------------------------------------------------------------
                                                                                            6,018
            -------------------------------------------------------------------------------------

            HOTELS/OTHER LODGING -- 2.2%
       24   Fairmont Hotels & Resorts, Inc. (Canada)                                          652
       38   Hilton Hotels Corp.                                                               705
            -------------------------------------------------------------------------------------
                                                                                            1,357
            -------------------------------------------------------------------------------------

            INSURANCE -- 0.7%
        6   AMBAC Financial Group, Inc.                                                       430
            -------------------------------------------------------------------------------------

            INTERNET SERVICES/SOFTWARE -- 1.0%
        9   CheckFree Corp.*                                                                  276
        9   Netflix, Inc.*                                                                    317
            -------------------------------------------------------------------------------------
                                                                                              593
            -------------------------------------------------------------------------------------

            MANUFACTURING -- 3.6%
       23   Donaldson Co., Inc. (l)                                                           661
       19   Harsco Corp.                                                                      897
        8   ITT Industries, Inc.                                                              631
            -------------------------------------------------------------------------------------
                                                                                            2,189
            -------------------------------------------------------------------------------------

            METALS/MINING -- 1.6%
       13   CONSOL Energy, Inc.                                                               470
        9   Precision Castparts Corp.                                                         489
            -------------------------------------------------------------------------------------
                                                                                              959
            -------------------------------------------------------------------------------------

            MULTI-MEDIA -- 0.7%
        4   The E.W. Scripps Co., Class A                                                     441
            -------------------------------------------------------------------------------------

            OIL & GAS -- 3.9%
       10   BJ Services Co.*                                                                  477
       16   FMC Technologies, Inc.*                                                           464
       11   Nabors Industries LTD (Barbados)*                                        $        488
        8   Newfield Exploration Co.*                                                         471
       15   XTO Energy, Inc.                                                                  435
            -------------------------------------------------------------------------------------
                                                                                            2,335
            -------------------------------------------------------------------------------------

            PHARMACEUTICALS -- 6.8%
        9   Eon Labs, Inc.* (l)                                                               360
       10   ImClone Systems, Inc.* (l)                                                        867
       12   IVAX Corp.*                                                                       287
       20   Medicis Pharmaceutical Corp., Class A                                             799
       26   NBTY, Inc.* (l)                                                                   752
        8   OSI Pharmaceuticals, Inc.* (l)                                                    528
       10   Sepracor, Inc.* (l)                                                               529
            -------------------------------------------------------------------------------------
                                                                                            4,122
            -------------------------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 2.4%
       11   Outback Steakhouse, Inc.                                                          436
       16   Ruby Tuesday, Inc.                                                                430
       14   The Cheesecake Factory, Inc.*                                                     557
            -------------------------------------------------------------------------------------
                                                                                            1,423
            -------------------------------------------------------------------------------------

            RETAILING -- 9.8%
       13   Abercrombie & Fitch Co., Class A                                                  490
       12   Advanced Auto Parts, Inc.*                                                        539
       18   CarMax, Inc.* (l)                                                                 386
       12   CDW Corp. (l)                                                                     778
       11   Chico's FAS, Inc.* (l)                                                            490
       18   Foot Locker, Inc.                                                                 439
       14   PETsMART, Inc.                                                                    451
       30   Staples, Inc.                                                                     869
       13   Talbots, Inc.                                                                     499
       16   Tiffany & Co.                                                                     595
        4   Whole Foods Market, Inc.*                                                         399
            -------------------------------------------------------------------------------------
                                                                                            5,935
            -------------------------------------------------------------------------------------

            SEMI-CONDUCTORS -- 6.3%
       22   Altera Corp.*                                                                     487
       11   Broadcom Corp., Class A*                                                          503
       13   KLA-Tencor Corp.*                                                                 621
       17   Lam Research Corp.*                                                               445
       12   Linear Technology Corp.                                                           462

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            SEMI-CONDUCTORS -- CONTINUED
       15   Microchip Technology, Inc.                                               $        472
       14   Novellus Systems, Inc.*                                                           446
        8   Silicon Laboratories, Inc.*                                                       348
            -------------------------------------------------------------------------------------
                                                                                            3,784
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS -- 2.6%
       16   Adtran, Inc.                                                                      539
       18   Nextel Communications, Inc., Class A*                                             471
       36   Nextel Partners, Inc., Class A* (l)                                               567
            -------------------------------------------------------------------------------------
                                                                                            1,577
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 2.3%
       18   Andrew Corp.* (l)358
       34   Corning, Inc.*                                                                    448
       25   Polycom, Inc.*                                                                    567
            -------------------------------------------------------------------------------------
                                                                                            1,373
            -------------------------------------------------------------------------------------

            TEXTILES -- 1.0%
        8   Mohawk Industries, Inc.*                                                          579
            -------------------------------------------------------------------------------------
            Total Common Stocks                                                            59,083
            (Cost $48,425)
            -------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.1%

            MONEY MARKET FUND -- 2.1%
    1,255   JPMorgan Prime Money Market Fund (a)                                            1,255
            (Cost $1,255)
            -------------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100.0%                                               $     60,338
            (COST $49,680)
            -------------------------------------------------------------------------------------

            MONEY MARKET FUNDS (c)
      700   AIM Short Term Investment Co.                                            $        700
      912   Barclays Global Investors Prime
            Money Market Fund                                                                 912
            -------------------------------------------------------------------------------------
                                                                                            1,612
            -------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (c)
$   8,000   UBS Securities, 1.50%, due 07/01/04,
            dated 06/30/04, proceeds $8,000,
            secured by U.S. Government
            Agency Securities                                                               8,000
            -------------------------------------------------------------------------------------
                                                                                     $      9,612
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS            AS OF JUNE 30, 2004              (UNAUDITED)
(Amounts in thousands)

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.5%

            COMMON STOCKS -- 95.5%

            AEROSPACE -- 1.6%
      815   United Defense Industries, Inc.*                                         $     28,511
            -------------------------------------------------------------------------------------

            AGRICULTURAL PRODUCTION/SERVICES -- 0.5%
      235   Bunge LTD (l)                                                                   9,131
            -------------------------------------------------------------------------------------

            APPAREL -- 3.9%
      607   Columbia Sportswear Co.* (l)                                                   33,132
      761   VF Corp.                                                                       37,056
            -------------------------------------------------------------------------------------
                                                                                           70,188
            -------------------------------------------------------------------------------------

            AUTOMOTIVE -- 1.6%
      309   BorgWarner, Inc. (l)                                                           13,538
      361   Genuine Parts Co.14,309
            -------------------------------------------------------------------------------------
                                                                                           27,847
            -------------------------------------------------------------------------------------

            BANKING -- 8.7%
      267   Cullen/Frost Bankers, Inc.                                                     11,944
      452   M&T Bank Corp.                                                                 39,433
      857   North Fork Bancorporation, Inc. (l)                                            32,597
      181   TCF Financial Corp.                                                            10,501
      376   Webster Financial Corp.                                                        17,675
    1,199   Wilmington Trust Corp.                                                         44,620
            -------------------------------------------------------------------------------------
                                                                                          156,770
            -------------------------------------------------------------------------------------

            BUSINESS SERVICES -- 4.2%
      180   Affiliated Computer Services, Inc.,
            Class A*                                                                        9,524
      560   Deluxe Corp.                                                                   24,360
      413   Equifax, Inc. (l)                                                              10,209
      631   IMS Health, Inc. (l)                                                           14,781
      914   Interactive Data Corp.* (l)                                                    15,924
            -------------------------------------------------------------------------------------
                                                                                           74,798
            -------------------------------------------------------------------------------------

            CHEMICALS -- 2.8%
       40   Albemarle Corp.                                                                 1,253
      444   Sigma-Aldrich Corp. (l)                                                        26,467
      536   The Sherwin-Williams Co.                                                       22,279
            -------------------------------------------------------------------------------------
                                                                                           49,999
            -------------------------------------------------------------------------------------

            COMPUTER SOFTWARE -- 1.6%
      463   Computer Associates International, Inc.                                  $     13,000
      307   DST Systems, Inc.* (l)                                                         14,769
            -------------------------------------------------------------------------------------
                                                                                           27,769
            -------------------------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 0.8%
      143   Lexmark International, Inc., Class A*                                          13,833
            -------------------------------------------------------------------------------------

            CONSTRUCTION MATERIALS -- 2.9%
      713   Florida Rock Industries, Inc. (l)                                              30,082
      460   Vulcan Materials Co.                                                           21,849
            -------------------------------------------------------------------------------------
                                                                                           51,931
            -------------------------------------------------------------------------------------

            CONSUMER PRODUCTS -- 0.5%
      111   Fortune Brands, Inc.                                                            8,350
            -------------------------------------------------------------------------------------

            DISTRIBUTION -- 0.5%
      150   Hughes Supply, Inc.                                                             8,845
            -------------------------------------------------------------------------------------

            ENVIRONMENTAL SERVICES -- 1.4%
      862   Republic Services, Inc.                                                        24,938
            -------------------------------------------------------------------------------------

            FINANCIAL SERVICES -- 4.9%
      141   Charter One Financial, Inc.                                                     6,240
      459   Golden West Financial Corp.                                                    48,783
      101   H & R Block, Inc.                                                               4,816
      148   Legg Mason, Inc. (l)                                                           13,424
      271   T. Rowe Price Group, Inc. (l)                                                  13,668
            -------------------------------------------------------------------------------------
                                                                                           86,931
            -------------------------------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 3.4%
      132   Brown-Forman Corp., Class B                                                     6,378
      353   Constellation Brands, Inc., Class A* (l)                                       13,118
      323   Dean Foods Co.*                                                                12,066
      318   Hormel Foods Corp.                                                              9,884
      409   The J.M. Smucker Co.                                                           18,793
            -------------------------------------------------------------------------------------
                                                                                           60,239
            -------------------------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 1.6%
      109   Coventry Health Care, Inc.*                                                     5,320
      479   Lincare Holdings, Inc.* (l)                                                    15,730

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
       17   Quest Diagnostics, Inc.                                                  $      1,453
       57   WellPoint Health Networks, Inc.*                                                6,396
            -------------------------------------------------------------------------------------
                                                                                           28,899
            -------------------------------------------------------------------------------------

            INSURANCE -- 12.5%
    1,650   Assurant, Inc.43,525
      506   Cincinnati Financial Corp. (l)                                                 22,000
      884   IPC Holdings LTD (Bermuda)                                                     32,661
      437   MGIC Investment Corp. (l)                                                      33,128
    1,296   Old Republic International Corp.                                               30,743
      231   PartnerRe LTD (Bermuda)                                                        13,076
      426   Principal Financial Group, Inc. (l)                                            14,799
      349   SAFECO Corp.                                                                   15,365
      542   Willis Group Holdings LTD
            (United Kingdom)                                                               20,283
            -------------------------------------------------------------------------------------
                                                                                          225,580
            -------------------------------------------------------------------------------------

            MACHINERY & ENGINEERING EQUIPMENT -- 0.6%
      337   IDEX Corp.                                                                     11,569
            -------------------------------------------------------------------------------------

            MANUFACTURING -- 3.3%
      235   Carlisle Companies, Inc. (l)                                                   14,629
      315   Cooper Industries LTD, Class A                                                 18,726
      676   Crane Co.                                                                      21,207
      111   Harsco Corp.                                                                    5,198
            -------------------------------------------------------------------------------------
                                                                                           59,760
            -------------------------------------------------------------------------------------

            MULTI-MEDIA -- 3.6%
      348   Gannett Co., Inc.                                                              29,502
      144   Knight Ridder, Inc.                                                            10,397
      233   The E.W. Scripps Co., Class A                                                  24,507
            -------------------------------------------------------------------------------------
                                                                                           64,406
            -------------------------------------------------------------------------------------

            OIL & GAS -- 6.3%
      691   Burlington Resources, Inc.                                                     24,993
      528   Devon Energy Corp.                                                             34,821
      270   Energen Corp.                                                                  12,953
      327   Equitable Resources, Inc.                                                      16,888
      597   Premcor, Inc.*                                                                 22,388
            -------------------------------------------------------------------------------------
                                                                                          112,043
            -------------------------------------------------------------------------------------

            PACKAGING -- 0.6%
      422   Pactiv Corp.*                                                                  10,520
            -------------------------------------------------------------------------------------

            PAPER/FOREST PRODUCTS -- 1.8%
      441   Plum Creek Timber Co., Inc.                                              $     14,351
      407   Rayonier, Inc. (l)                                                             18,113
            -------------------------------------------------------------------------------------
                                                                                           32,464
            -------------------------------------------------------------------------------------

            PHARMACEUTICALS -- 0.8%
      476   NBTY, Inc.* (l)                                                                13,978
            -------------------------------------------------------------------------------------

            PIPELINES -- 2.5%
      756   Kinder Morgan, Inc.                                                            44,805
            -------------------------------------------------------------------------------------

            PRINTING & PUBLISHING -- 0.4%
        7   Washington Post Co., Class B                                                    6,510
            -------------------------------------------------------------------------------------

            REAL ESTATE -- 2.2%
      652   Brookfield Properties Corp. (Canada)                                           18,748
      396   LNR Property Corp. (l)                                                         21,477
            -------------------------------------------------------------------------------------
                                                                                       40,225
            -------------------------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 2.4%
      296   Kimco Realty Corp. (l)                                                         13,468
      361   PS Business Parks, Inc.                                                        14,515
      345   Public Storage, Inc. (l)                                                       15,850
            -------------------------------------------------------------------------------------
                                                                                           43,833
            -------------------------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 2.2%
      715   Outback Steakhouse, Inc. (l)                                                   29,581
      276   Yum! Brands, Inc.                                                              10,258
            -------------------------------------------------------------------------------------
                                                                                           39,839
            -------------------------------------------------------------------------------------

            RETAILING -- 5.7%
      801   Autonation, Inc.*                                                              13,699
      543   AutoZone, Inc.*                                                                43,470
      665   Family Dollar Stores, Inc.                                                     20,214
      697   The TJX Companies, Inc.                                                        16,830
      246   Tuesday Morning Corp.*                                                          7,146
            -------------------------------------------------------------------------------------
                                                                                          101,359
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS -- 4.5%
      542   Alltel Corp.                                                                   27,411
    1,067   CenturyTel, Inc.                                                               32,064
      292   Telephone & Data Systems, Inc. (l)                                             20,798
            -------------------------------------------------------------------------------------
                                                                                           80,273
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            TEXTILES -- 1.5%
      367   Mohawk Industries, Inc.*                                                 $     26,905
            -------------------------------------------------------------------------------------

            TOYS & GAMES -- 0.2%
      150   Mattel, Inc.                                                                    2,734
            -------------------------------------------------------------------------------------

            UTILITIES -- 3.5%
      314   Dominion Resources, Inc.                                                       19,806
      360   Energy East Corp.                                                               8,728
      475   SCANA Corp.                                                                    17,258
      501   Sempra Energy                                                                  17,246
            -------------------------------------------------------------------------------------
                                                                                           63,038
            -------------------------------------------------------------------------------------
            Total Common Stocks                                                         1,708,820
            (Cost $1,536,633)
            -------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.5%

            MONEY MARKET FUND -- 4.5%
   81,279   JPMorgan Prime Money Market Fund (a)                                           81,279
            (Cost $81,279)
            -------------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100.0%                                               $  1,790,099
            (COST $1,617,912)
            -------------------------------------------------------------------------------------

            MONEY MARKET FUNDS (c)
   11,116   AIM Short Term Investment Co.                                            $     11,116
            -------------------------------------------------------------------------------------
   17,249   Barclays Global Investors Prime
            Money Market Fund                                                              17,249
            -------------------------------------------------------------------------------------
                                                                                           28,365
            -------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (c)
$  75,000   REFCO Securities, Inc., 1.60%,
            due 07/01/04, dated 06/30/04,
            proceeds $75,003, secured by
            U.S. Government Agency Securities                                              75,000
            -------------------------------------------------------------------------------------
                                                                                     $    103,365
            -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS            AS OF JUNE 30, 2004              (UNAUDITED)
(Amounts in thousands)

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.4%

            COMMON STOCKS -- 98.4%

            AEROSPACE -- 2.5%
      130   Alliant Techsystems, Inc.*                                               $      8,213
      201   Curtiss-Wright Corp. (l)                                                       11,305
            -------------------------------------------------------------------------------------
                                                                                           19,518
            -------------------------------------------------------------------------------------

            APPAREL -- 3.3%
      229   Kenneth Cole Productions, Inc., Class A (l)                                     7,844
      384   Quiksilver, Inc.*                                                               9,151
      132   Timberland Co., Class A*                                                        8,519
            -------------------------------------------------------------------------------------
                                                                                           25,514
            -------------------------------------------------------------------------------------

            AUTOMOTIVE -- 3.5%
      160   Bandag, Inc.                                                                    7,125
      152   Lithia Motors, Inc., Class A (l)                                                3,757
      135   Oshkosh Truck Corp.                                                             7,742
       84   Polaris Industries, Inc. (l)                                                    4,013
      115   Winnebago Industries, Inc. (l)                                                  4,291
            -------------------------------------------------------------------------------------
                                                                                           26,928
            -------------------------------------------------------------------------------------


            BANKING -- 7.1%


       72   Alabama National Bancorp                                                        3,983
      105   Bank of the Ozarks, Inc. (l)                                                    2,440
      141   Boston Private Financial Holdings, Inc. (l)                                     3,275
      352   East-West Bancorp, Inc.                                                        10,812
      204   Hancock Holding Co.                                                             5,934
      204   Hudson United Bancorp                                                           7,605
       79   MB Financial, Inc.                                                              2,901
      286   Sterling Bancshares, Inc. (l)                                                   4,058
      129   The South Financial Group, Inc.                                                 3,659
      176   UCBH Holdings, Inc. (l)                                                         6,948
       83   Wintrust Financial Corp.                                                        4,187
            -------------------------------------------------------------------------------------
                                                                                           55,802
            -------------------------------------------------------------------------------------

            BIOTECHNOLOGY -- 0.5%
      209   Serologicals Corp.* (l)                                                         4,168
            -------------------------------------------------------------------------------------

            BROADCASTING/CABLE -- 0.5%
      405   Sinclair Broadcast Group, Inc., Class A (l)                                     4,161
            -------------------------------------------------------------------------------------

            BUSINESS SERVICES -- 2.0%
      142   Banta Corp.                                                                     6,284
      767   MPS Group, Inc.*                                                                9,301
            -------------------------------------------------------------------------------------
                                                                                           15,585
            -------------------------------------------------------------------------------------

            CHEMICALS -- 2.7%
      218   Albemarle Corp.                                                          $      6,912
      236   Georgia Gulf Corp.                                                              8,474
      206   Spartech Corp.                                                                  5,345
            -------------------------------------------------------------------------------------
                                                                                           20,731
            -------------------------------------------------------------------------------------

            COMPUTER NETWORKS -- 1.9%
      169   Avocent Corp.*                                                                  6,191
      179   Micros Systems, Inc.* (l)                                                       8,606
            -------------------------------------------------------------------------------------
                                                                                           14,797
            -------------------------------------------------------------------------------------

            COMPUTER SOFTWARE -- 4.7%
      246   CACI International, Inc., Class A*                                              9,956
      265   FileNet Corp.* (l)                                                              8,366
      141   Hyperion Solutions Corp.*                                                       6,143
      292   Intergraph Corp.*                                                               7,538
      407   MSC.Software Corp.* (l)                                                         3,639
       41   Transaction Systems Architects, Inc.,
            Class A*                                                                          881
            -------------------------------------------------------------------------------------
                                                                                           36,523
            -------------------------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 1.3%
      103   Imation Corp. (l)                                                               4,376
       64   Zebra Technologies Corp., Class A*                                              5,572
            -------------------------------------------------------------------------------------
                                                                                            9,948
            -------------------------------------------------------------------------------------

            CONSUMER PRODUCTS -- 5.9%
      189   Church & Dwight Co., Inc.                                                       8,648
      322   Fossil, Inc.*                                                                   8,778
      266   Jarden Corp.* (l)                                                               9,570
      111   The Scotts Co., Class A*                                                        7,110
      170   Toro Co.                                                                       11,932
            -------------------------------------------------------------------------------------
                                                                                           46,038
            -------------------------------------------------------------------------------------

            CONSUMER SERVICES -- 0.8%
      136   Regis Corp.                                                                     6,064
            -------------------------------------------------------------------------------------

            DISTRIBUTION -- 1.0%
      268   Watsco, Inc.                                                                    7,534
            -------------------------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.1%
      369   Ametek, Inc.                                                                   11,402
       99   Brady Corp., Class A (l)                                                        4,555

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            ELECTRONICS/ELECTRICAL EQUIPMENT -- CONTINUED
      437   Paxar Corp.*                                                             $      8,528
            -------------------------------------------------------------------------------------
                                                                                           24,485
            -------------------------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 2.4%
      209   Argosy Gaming Co.*                                                              7,870
      409   Boyd Gaming Corp. (l)                                                          10,875
            -------------------------------------------------------------------------------------
                                                                                           18,745
            -------------------------------------------------------------------------------------

            ENVIRONMENTAL SERVICES -- 1.0%
      269   Waste Connections, Inc.* (l)                                                    7,988
            -------------------------------------------------------------------------------------

            FINANCIAL SERVICES -- 1.5%
      159   Affiliated Managers Group, Inc.* (l)                                            7,990
       80   Piper Jaffray Companies*                                                        3,609
            -------------------------------------------------------------------------------------
                                                                                           11,599
            -------------------------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 10.7%
      167   Advanced Medical Optics, Inc.* (l)                                              7,113
       91   AMERIGROUP Corp.* (l)                                                           4,477
      195   Cooper Companies, Inc. (l)                                                     12,319
      102   Datascope Corp. (l)                                                             4,036
       85   Idexx Laboratories, Inc.* (l)                                                   5,325
      181   Invacare Corp. (l)                                                              8,108
      270   Kindred Healthcare, Inc.* (l)                                                   7,104
      133   Ocular Sciences, Inc.* (l)                                                      5,062
      765   PSS World Medical, Inc.*                                                        8,562
       64   Respironics, Inc.*                                                              3,784
      249   Sierra Health Services, Inc.* (l)                                              11,148
      221   Sybron Dental Specialties, Inc.*                                                6,606
            -------------------------------------------------------------------------------------
                                                                                           83,644
            -------------------------------------------------------------------------------------

            INSURANCE -- 1.5%
       71   Philadelphia Consolidated Holding Corp.*                                        4,247
      238   Platinum Underwriters Holdings LTD
            (Bermuda) (l)                                                                   7,230
            -------------------------------------------------------------------------------------
                                                                                           11,477
            -------------------------------------------------------------------------------------

            MACHINERY & ENGINEERING EQUIPMENT -- 4.6%
      272   IDEX Corp.                                                                      9,337
       91   Kennametal, Inc.                                                                4,145
      177   Regal-Beloit Corp. (l)                                                          3,940
      240   The Manitowoc Co., Inc.                                                         8,131
      177   UNOVA, Inc.* (l)                                                         $      3,578
      394   Wabtec Corp.                                                                    7,111
            -------------------------------------------------------------------------------------
                                                                                           36,242
            -------------------------------------------------------------------------------------

            MANUFACTURING -- 3.1%
      251   Actuant Corp., Class A* (l)                                                     9,786
      170   AptarGroup, Inc.                                                                7,419
      236   Kaydon Corp.                                                                    7,284
            -------------------------------------------------------------------------------------
                                                                                           24,489
            -------------------------------------------------------------------------------------

            METALS/MINING -- 2.4%
      100   Century Aluminum Co.*                                                           2,469
      151   Cleveland-Cliffs, Inc.* (l)                                                     8,521
      247   Commercial Metals Co.                                                           7,999
            -------------------------------------------------------------------------------------
                                                                                           18,989
            -------------------------------------------------------------------------------------

            MULTI-MEDIA -- 0.8%
      284   Emmis Communications Corp., Class A*                                            5,965
            -------------------------------------------------------------------------------------

            OIL & GAS -- 6.9%
      166   Maverick Tube Corp.* (l)                                                        4,364
      420   Patina Oil & Gas Corp.                                                         12,542
      440   Plains Exploration & Production Co.*                                            8,078
      394   Southwestern Energy Co.* (l)                                                   11,305
      227   St. Mary Land & Exploration Co. (l)                                             8,103
      253   Swift Energy Co.* (l)                                                           5,577
      170   Varco International, Inc.*                                                      3,728
            -------------------------------------------------------------------------------------
                                                                                           53,697
            -------------------------------------------------------------------------------------

            PAPER/FOREST PRODUCTS -- 0.5%
      230   Wausau-Mosinee Paper Corp.                                                      3,974
            -------------------------------------------------------------------------------------

            PHARMACEUTICALS -- 1.6%
       88   Cephalon, Inc.* (l)                                                             4,730
      242   Medicines Co.*                                                                  7,369
            -------------------------------------------------------------------------------------
                                                                                           12,099
            -------------------------------------------------------------------------------------

            REAL ESTATE -- 0.8%
      225   Jones Lang LaSalle, Inc.* (l)                                                   6,108
            -------------------------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 0.8%
      104   Alexandria Real Estate Equities, Inc.                                           5,928
            -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            RESTAURANTS/FOOD SERVICES -- 2.6%
      144   Applebee's International, Inc.                                           $      3,322
      321   Lone Star Steakhouse & Saloon                                                   8,730
      173   Luby's, Inc.*                                                                   1,196
      249   Papa John's International, Inc.* (l)                                            7,353
            -------------------------------------------------------------------------------------
                                                                                           20,601
            -------------------------------------------------------------------------------------

            RETAILING -- 4.0%
      268   AnnTaylor Stores Corp.*                                                         7,767
       90   Chico's FAS, Inc.* (l)                                                          4,051
      165   Genesco, Inc.* (l)                                                              3,891
      187   Men's Wearhouse, Inc.* (l)                                                      4,930
      183   School Specialty, Inc.* (l)                                                     6,639
      122   The Finish Line, Inc., Class A*                                                 3,669
            -------------------------------------------------------------------------------------
                                                                                           30,947
            -------------------------------------------------------------------------------------

            SEMI-CONDUCTORS -- 4.9%
      497   ANADIGICS, Inc.* (l)                                                            2,564
      695   Axcelis Technologies, Inc.*                                                     8,645
      716   Cirrus Logic, Inc.* (l)                                                         4,304
       89   Cymer, Inc.*                                                                    3,340
      387   FSI International, Inc.* (l)                                                    3,019
      111   International Rectifier Corp.*                                                  4,577
      198   Standard Microsystems Corp.*                                                    4,610
      188   Varian Semiconductor Equipment
            Associates, Inc.*                                                               7,230
            -------------------------------------------------------------------------------------
                                                                                           38,289
            -------------------------------------------------------------------------------------

            SHIPPING/TRANSPORTATION -- 1.1%
      165   UTI Worldwide, Inc. (Virgin Islands)                                            8,683
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 1.3%
      283   CommScope, Inc.* (l)                                                            6,079
      164   Inter-Tel, Inc. (l)                                                             4,085
            -------------------------------------------------------------------------------------
                                                                                           10,164
            -------------------------------------------------------------------------------------

            TRANSPORTATION -- 3.2%
      193   Arkansas Best Corp. (l)                                                         6,354
      296   EGL, Inc.* (l)                                                                  7,871
      210   Landstar System, Inc.*                                                         11,123
            -------------------------------------------------------------------------------------
                                                                                           25,348
            -------------------------------------------------------------------------------------

            UTILITIES -- 1.9%
      136   American States Water Co. (l)                                            $      3,160
      247   Aqua America, Inc. (l)                                                          4,942
      121   Atmos Energy Corp. (l)                                                          3,085
       96   New Jersey Resources Corp. (l)                                                  4,000
            -------------------------------------------------------------------------------------
                                                                                           15,187
            -------------------------------------------------------------------------------------
            Total Common Stocks                                                           767,959
            (Cost $582,525)
            -------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.6%

            MONEY MARKET FUND -- 1.6%
   12,546   JPMorgan Prime Money Market Fund (a)                                           12,546
            (Cost $12,546)
            -------------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100.0%                                               $    780,505
            (COST $595,071)
            -------------------------------------------------------------------------------------

SHARES      COLLATERAL INVESTMENTS                                                          VALUE
-------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (c)
   21,557   AIM Short Term Investment Co.                                            $     21,557
   5,403    Barclays Global Investors Prime
            Money Market Fund                                                               5,403
            -------------------------------------------------------------------------------------
                                                                                           26,960
            -------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (c)
$ 114,000   Lehman Brothers Inc., 1.48%,
            due 07/01/04, dated 06/30/04,
            proceeds $114,004, secured by
            U.S. Government Agency Securities                                             114,000
            -------------------------------------------------------------------------------------
                                                                                     $    140,960
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS            AS OF JUNE 30, 2004              (UNAUDITED)
(Amounts in thousands)

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.3%

            COMMON STOCKS -- 99.3%

            AIRLINES -- 2.0%
        3   Republic Airways Holdings, Inc.*                                         $         42
        3   SkyWest, Inc.                                                                      55
            -------------------------------------------------------------------------------------
                                                                                               97
            -------------------------------------------------------------------------------------

            APPLIANCES & HOUSEHOLD DURABLES -- 0.9%
        5   Jacuzzi Brands, Inc.*                                                              41
            -------------------------------------------------------------------------------------

            AUTOMOTIVE -- 0.9%
        1   Winnebago Industries, Inc. (l)                                                     45
            -------------------------------------------------------------------------------------

            BANKING -- 2.7%
        1   East-West Bancorp, Inc.                                                            37
        1   MB Financial, Inc.                                                                 47
        1   Texas Regional Bancshares, Inc., Class A (l)                                       46
            -------------------------------------------------------------------------------------
                                                                                              130
            -------------------------------------------------------------------------------------

            BIOTECHNOLOGY -- 2.2%
        1   Cytokinetics, Inc.*                                                                21
        4   Encysive Pharmaceuticals, Inc.*                                                    32
        3   Incyte Genomics, Inc.* (l)                                                         24
        1   Telik, Inc.*                                                                       26
            -------------------------------------------------------------------------------------
                                                                                              103
            -------------------------------------------------------------------------------------

            BROADCASTING/CABLE -- 0.6%
        1   Salem Communications Corp., Class A*                                               31
            -------------------------------------------------------------------------------------

            BUSINESS SERVICES -- 1.6%
        2   Alliance Data Systems Corp.*                                                       74
            -------------------------------------------------------------------------------------

            COMPUTER SOFTWARE -- 9.3%
        7   Aspen Technology, Inc.*                                                            49
        2   DSP Group, Inc.*                                                                   49
        3   Epicor Software Corp.*                                                             46
        1   Hyperion Solutions Corp.*                                                          52
        7   Lawson Software, Inc.* (l)                                                         49
        2   Packeteer, Inc.*                                                                   40
        3   Serena Software, Inc.* (l)                                                         50
        2   Verint Systems, Inc.*                                                              64
        3   Witness Systems, Inc.*                                                             41
            -------------------------------------------------------------------------------------
                                                                                              440
            -------------------------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 2.7%
        2   Electronics for Imaging, Inc.* (l)                                       $         67
        2   Tech Data Corp.*                                                                   62
            -------------------------------------------------------------------------------------
                                                                                              129
            -------------------------------------------------------------------------------------

            CONSTRUCTION -- 0.7%
        4   Champion Enterprises, Inc.*                                                        34
            -------------------------------------------------------------------------------------

            CONSUMER SERVICES -- 4.6%
        4   Jackson Hewitt Tax Service, Inc.* (l)                                              63
        1   Laureate Education, Inc.*                                                          46
        2   Ritchie Bros. Auctioneers, Inc. (Canada) (l)                                       49
        2   Startek, Inc.                                                                      61
            -------------------------------------------------------------------------------------
                                                                                              219
            -------------------------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.6%
        4   Integrated Electrical Services, Inc.*                                              29
        4   TTM Technologies, Inc.*                                                            45
            -------------------------------------------------------------------------------------
                                                                                               74
            -------------------------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 6.1%
        2   Boyd Gaming Corp.                                                                  40
        1   Carmike Cinemas, Inc.*                                                             47
        2   Gaylord Entertainment Co.* (l)                                                     47
        2   K2, Inc.*                                                                          36
        4   LIFE TIME FITNESS, Inc.*                                                           74
        2   Scientific Games Corp., Class A*                                                   47
            -------------------------------------------------------------------------------------
                                                                                              291
            -------------------------------------------------------------------------------------

            FINANCIAL SERVICES -- 2.8%
        1   Affiliated Managers Group, Inc.* (l)                                               60
        1   Greenhill & Co., Inc.*                                                             24
        1   National Financial Partners Corp.                                                  51
            -------------------------------------------------------------------------------------
                                                                                              135
            -------------------------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 12.3%
        2   Abaxis, Inc.* (l)                                                                  34
        1   Cooper Companies, Inc. (l)                                                         69
        2   Covance, Inc.*                                                                     66
        1   Kyphon, Inc.* (l)                                                                  38
        3   Psychiatric Solutions, Inc.* (l)                                                   64
        1   Sunrise Assisted Living, Inc.* (l)                                                 44
        4   TriPath Imaging, Inc.* (l)                                                         35

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
        2   United Surgical Partners International, Inc.* (l)                        $         60
        1   VCA Antech, Inc.*                                                                  57
        1   Ventana Medical Systems, Inc.* (l)                                                 45
        2   Wright Medical Group, Inc.*                                                        68
            -------------------------------------------------------------------------------------
                                                                                              580
            -------------------------------------------------------------------------------------

            INSURANCE -- 2.2%
        2   Infinity Property & Casualty Corp.                                                 54
        2   ProAssurance Corp.* (l)                                                            53
            -------------------------------------------------------------------------------------
                                                                                              107
            -------------------------------------------------------------------------------------

            INTERNET SERVICES/SOFTWARE -- 1.8%
        2   Equinix, Inc.* (l)                                                                 51
        7   Mindspeed Technologies, Inc.* (l)                                                  37
            -------------------------------------------------------------------------------------
                                                                                               88
            -------------------------------------------------------------------------------------

            MANUFACTURING -- 0.9%
        5   General Cable Corp.* (l)                                                           42
            -------------------------------------------------------------------------------------

            METALS/MINING -- 1.2%
        2   Arch Coal, Inc. (l)                                                                58
            -------------------------------------------------------------------------------------

            MULTI-MEDIA -- 1.4%
        5   Gray Television, Inc.                                                              66
            -------------------------------------------------------------------------------------

            OFFICE/BUSINESS EQUIPMENT -- 1.3%
        2   Global Imaging Systems, Inc.*                                                      60
            -------------------------------------------------------------------------------------

            OIL & GAS -- 4.4%
        1   Headwaters, Inc.* (l)                                                              34
        1   Newfield Exploration Co.*                                                          57
        2   Unit Corp.*                                                                        62
        2   Universal Compression Holding, Inc.*                                               58
            -------------------------------------------------------------------------------------
                                                                                              211
            -------------------------------------------------------------------------------------

            PHARMACEUTICALS -- 8.3%
        1   Able Laboratories, Inc.* (l)                                                       27
        2   Adolor Corp.* (l)                                                                  22
        2   Alkermes, Inc.*                                                                    23
        1   AtheroGenics, Inc.*                                                                26
        1   Connetics Corp.*                                                                   21
        3   Cubist Pharmaceuticals, Inc.* (l)                                        $         31
        2   CV Therapeutics, Inc.* (l)                                                         29
        2   Cypress Bioscience, Inc.*                                                          33
        3   Discovery Laboratories, Inc.* (l)                                                  29
        2   Nabi Biopharmaceuticals*                                                           28
        2   NBTY, Inc.*                                                                        56
        0^^ Onyx Pharmaceuticals, Inc.*                                                        19
        0^^ Pharmion Corp.*                                                                    15
        1   Taro Pharmaceutical Industries LTD (Israel)*                                       22
        1   United Therapeutics Corp.*                                                         17
            -------------------------------------------------------------------------------------
                                                                                              398
            -------------------------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 1.2%
        1   American Financial Realty Trust (l)                                                20
        2   Global Signal, Inc.                                                                37
            -------------------------------------------------------------------------------------
                                                                                               57
            -------------------------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 2.0%
        4   CKE Restaurants, Inc.* (l)                                                         57
        1   Ruby Tuesday, Inc.                                                                 39
            -------------------------------------------------------------------------------------
                                                                                               96
            -------------------------------------------------------------------------------------

            RETAILING -- 6.7%
        2   Aeropostale, Inc.*                                                                 46
        1   CDW Corp. (l)                                                                      43
        2   Genesco, Inc.* (l)                                                                 54
        1   Guitar Center, Inc.*                                                               47
        2   Pacific Sunwear of California, Inc.*                                               32
        2   PETCO Animal Supplies, Inc.*                                                       52
        1   Urban Outfitters, Inc.* (l)                                                        46
            -------------------------------------------------------------------------------------
                                                                                              320
            -------------------------------------------------------------------------------------

            SEMI-CONDUCTORS -- 7.0%
        3   Artisan Components, Inc.* (l)                                                      64
        3   Axcelis Technologies, Inc.*                                                        42
        3   Credence Systems Corp.* (l)                                                        45
        1   Cymer, Inc.*                                                                       45
        4   Entegris, Inc.* (l)                                                                49
        5   Mattson Technology, Inc.*                                                          63
        5   Staktek Holdings, Inc.*                                                            28
            -------------------------------------------------------------------------------------
                                                                                              336
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            SHIPPING/TRANSPORTATION -- 1.1%
        1   UTI Worldwide, Inc. (Virgin Islands)                                     $         54
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS -- 6.1%
        5   Aeroflex, Inc.*                                                                    76
        3   Atheros Communications, Inc.* (l)                                                  32
       10   LCC International, Inc.*                                                           48
        5   Nextel Partners, Inc., Class A*                                                    74
        3   Tekelec*                                                                           60
            -------------------------------------------------------------------------------------
                                                                                              290
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 1.7%
        4   C-COR.net Corp.*                                                                   37
        2   Inter-Tel, Inc.                                                                    45
            -------------------------------------------------------------------------------------
                                                                                               82
            -------------------------------------------------------------------------------------

            TRANSPORTATION -- 1.0%
        2   Sirva, Inc.*                                                                       49
            -------------------------------------------------------------------------------------
            Total Common Stocks                                                             4,737
            (Cost $3,849)
            -------------------------------------------------------------------------------------

            MONEY MARKET FUND -- 0.7%
       33   JPMorgan Prime Money Market Fund (a)                                     $         33
            (Cost $33)
            -------------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100.0%                                               $      4,770
            (COST $3,882)
            -------------------------------------------------------------------------------------

SHARES      COLLATERAL INVESTMENTS                                                          VALUE
-------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (c)
      147   AIM Short Term Investment Co.                                            $        147
      100   Barclays Global Investors Prime
            Money Market Fund                                                                 100
            -------------------------------------------------------------------------------------
                                                                                              247
            -------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (c)
$     877   Nomura Securities, 1.55%, due 07/01/04,
            dated 06/30/04, proceeds $877, secured
            by U.S. Government Agency Securities                                              877
            -------------------------------------------------------------------------------------
                                                                                     $      1,124
            -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TRUST SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS            AS OF JUNE 30, 2004              (UNAUDITED)
(Amounts in thousands)

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.8%

            COMMON STOCKS -- 98.8%

            ADVERTISING -- 0.6%
       91   Thomas Nelson, Inc.                                                      $      2,065
            -------------------------------------------------------------------------------------

            AEROSPACE -- 2.2%
       62   Alliant Techsystems, Inc.*                                                      3,900
       73   Curtiss-Wright Corp. (l)                                                        4,091
            -------------------------------------------------------------------------------------
                                                                                            7,991
            -------------------------------------------------------------------------------------

            APPAREL -- 2.9%
      115   Kenneth Cole Productions, Inc., Class A                                         3,924
      188   Quiksilver, Inc.*                                                               4,484
       34   Timberland Co., Class A*                                                        2,215
            -------------------------------------------------------------------------------------
                                                                                           10,623
            -------------------------------------------------------------------------------------

            AUTOMOTIVE -- 2.4%
       68   Oshkosh Truck Corp.                                                             3,919
       55   Polaris Industries, Inc.                                                        2,650
       53   Winnebago Industries, Inc. (l)                                                  1,980
            -------------------------------------------------------------------------------------
                                                                                            8,549
            -------------------------------------------------------------------------------------

            BANKING -- 6.5%
       54   Bank of the Ozarks, Inc. (l)                                                    1,258
       73   Boston Private Financial Holdings, Inc. (l)                                     1,695
       49   Cathay General Bancorp (l)                                                      3,282
      148   East-West Bancorp, Inc.                                                         4,544
      101   Hudson United Bancorp                                                           3,754
       42   MB Financial, Inc.                                                              1,551
       67   The South Financial Group, Inc.                                                 1,907
       89   UCBH Holdings, Inc. (l)                                                         3,498
       43   Wintrust Financial Corp. (l)                                                    2,162
            -------------------------------------------------------------------------------------
                                                                                           23,651
            -------------------------------------------------------------------------------------

            BIOTECHNOLOGY -- 0.5%
       95   Serologicals Corp.* (l)                                                         1,901
            -------------------------------------------------------------------------------------

            BROADCASTING/CABLE -- 0.5%
      190   Sinclair Broadcast Group, Inc., Class A (l)                                     1,947
            -------------------------------------------------------------------------------------

            BUSINESS SERVICES -- 2.0%
       64   Banta Corp.                                                                     2,842
      365   MPS Group, Inc.*                                                                4,420
            -------------------------------------------------------------------------------------
                                                                                            7,262
            -------------------------------------------------------------------------------------

            CHEMICALS -- 2.7%
      113   Albemarle Corp.                                                          $      3,570
      118   Georgia Gulf Corp. (l)                                                          4,228
       78   Spartech Corp.                                                                  2,016
            -------------------------------------------------------------------------------------
                                                                                            9,814
            -------------------------------------------------------------------------------------

            COMPUTER NETWORKS -- 1.9%
       67   Avocent Corp.*                                                                  2,458
       91   Micros Systems, Inc.* (l)                                                       4,356
            -------------------------------------------------------------------------------------
                                                                                            6,814
            -------------------------------------------------------------------------------------

            COMPUTER SOFTWARE -- 4.1%
       85   CACI International, Inc., Class A*                                              3,437
      131   FileNet Corp.* (l)                                                              4,145
       71   Hyperion Solutions Corp.*                                                       3,122
      145   Intergraph Corp.*                                                               3,742
       22   Transaction Systems Architects, Inc.,
            Class A*                                                                          469
            -------------------------------------------------------------------------------------
                                                                                           14,915
            -------------------------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 2.7%
      145   Electronics for Imaging, Inc.* (l)                                              4,095
       53   Imation Corp. (l)                                                               2,237
       40   Zebra Technologies Corp., Class A*                                              3,515
            -------------------------------------------------------------------------------------
                                                                                            9,847
            -------------------------------------------------------------------------------------

            CONSTRUCTION MATERIALS -- 0.7%
       75   NCI Building Systems, Inc.*                                                     2,425
            -------------------------------------------------------------------------------------

            CONSUMER PRODUCTS -- 6.0%
       70   Church & Dwight Co., Inc.                                                       3,223
      152   Fossil, Inc.*                                                                   4,149
      136   Jarden Corp.*                                                                   4,902
       57   The Scotts Co., Class A*                                                        3,628
       84   Toro Co. (l)                                                                    5,886
            -------------------------------------------------------------------------------------
                                                                                           21,788
            -------------------------------------------------------------------------------------

            CONSUMER SERVICES -- 0.9%
       69   Regis Corp.                                                                     3,095
            -------------------------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.7%
      177   Ametek, Inc.                                                                    5,472
       56   Benchmark Electronics, Inc.*                                                    1,633

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            ELECTRONICS/ELECTRICAL EQUIPMENT -- CONTINUED
       49   Brady Corp., Class A (l)                                                 $      2,245
      211   Paxar Corp.*                                                                    4,123
            -------------------------------------------------------------------------------------
                                                                                           13,473
            -------------------------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 2.6%
      108   Argosy Gaming Co.*                                                              4,050
      197   Boyd Gaming Corp. (l)                                                           5,231
            -------------------------------------------------------------------------------------
                                                                                            9,281
            -------------------------------------------------------------------------------------

            ENVIRONMENTAL SERVICES -- 0.6%
       70   Waste Connections, Inc.*                                                        2,082
            -------------------------------------------------------------------------------------

            FINANCIAL SERVICES -- 1.7%
       82   Affiliated Managers Group, Inc.* (l)                                            4,140
       41   Piper Jaffray Companies* (l)                                                    1,841
            -------------------------------------------------------------------------------------
                                                                                            5,981
            -------------------------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 11.2%
       86   Advanced Medical Optics, Inc.* (l)                                              3,648
       63   AMERIGROUP Corp.* (l)                                                           3,075
       88   Cooper Companies, Inc. (l)                                                      5,527
       41   Idexx Laboratories, Inc.* (l)                                                   2,555
       91   Invacare Corp. (l)                                                              4,087
      142   Kindred Healthcare, Inc.* (l)                                                   3,736
      372   PSS World Medical, Inc.* (l)                                                    4,170
       38   Respironics, Inc.*                                                              2,238
      126   Sierra Health Services, Inc.* (l)                                               5,611
       52   Sunrise Assisted Living, Inc.* (l)                                              2,039
      136   Sybron Dental Specialties, Inc.* (l)                                            4,069
            -------------------------------------------------------------------------------------
                                                                                           40,755
            -------------------------------------------------------------------------------------

            INSURANCE -- 2.2%
       36   Philadelphia Consolidated Holding Corp.*                                        2,157
      120   Platinum Underwriters Holdings LTD
            (Bermuda)                                                                       3,648
       68   ProAssurance Corp.* (l)                                                         2,326
            -------------------------------------------------------------------------------------
                                                                                            8,131
            -------------------------------------------------------------------------------------

            MACHINERY & ENGINEERING EQUIPMENT -- 4.6%
      138   IDEX Corp.                                                                      4,730
       46   Kennametal, Inc.                                                                2,125
      120   The Manitowoc Co., Inc.                                                         4,072
       53   Thomas Industries, Inc.                                                  $      1,743
      211   Wabtec Corp.                                                                    3,799
            -------------------------------------------------------------------------------------
                                                                                           16,469
            -------------------------------------------------------------------------------------

            MANUFACTURING -- 3.4%
      123   Actuant Corp., Class A* (l)                                                     4,807
       88   AptarGroup, Inc.                                                                3,832
      119   Kaydon Corp. (l)                                                                3,687
            -------------------------------------------------------------------------------------
                                                                                           12,326
            -------------------------------------------------------------------------------------

            METALS/MINING -- 0.6%
       67   Commercial Metals Co.                                                           2,168
            -------------------------------------------------------------------------------------

            MULTI-MEDIA -- 1.3%
      143   Emmis Communications Corp., Class A*                                            2,996
      123   Gray Television, Inc.                                                           1,703
            -------------------------------------------------------------------------------------
                                                                                            4,699
            -------------------------------------------------------------------------------------

            OIL & GAS -- 6.9%
       69   Holly Corp.                                                                     2,569
       84   Maverick Tube Corp.* (l)                                                        2,208
      140   Patina Oil & Gas Corp.                                                          4,188
      227   Plains Exploration & Production Co.*                                            4,165
      195   Southwestern Energy Co.*                                                        5,580
      143   St. Mary Land & Exploration Co. (l)                                             5,088
       68   Swift Energy Co.* (l)                                                           1,491
            -------------------------------------------------------------------------------------
                                                                                           25,289
            -------------------------------------------------------------------------------------

            PHARMACEUTICALS -- 1.6%
       44   Cephalon, Inc.* (l)                                                             2,376
      115   Medicines Co.* (l)                                                              3,515
            -------------------------------------------------------------------------------------
                                                                                            5,891
            -------------------------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 0.5%
       67   AMLI Residential Properties Trust                                               1,954
            -------------------------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 2.7%
       78   Applebee's International, Inc.                                                  1,792
      150   Lone Star Steakhouse & Saloon                                                   4,087
      128   Papa John's International, Inc.* (l)                                            3,766
            -------------------------------------------------------------------------------------
                                                                                            9,645
            -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            RETAILING -- 6.6%
      158   Aaron Rents, Inc.                                                        $      5,246
      100   AnnTaylor Stores Corp.*                                                         2,891
      120   Charlotte Russe Holding, Inc.*                                                  2,563
       42   Chico's FAS, Inc.* (l)                                                          1,888
      100   Men's Wearhouse, Inc.* (l)                                                      2,626
       97   School Specialty, Inc.* (l)                                                     3,515
       61   The Finish Line, Inc., Class A* (l)                                             1,840
      118   West Marine, Inc.* (l)                                                          3,168
            -------------------------------------------------------------------------------------
                                                                                           23,737
            -------------------------------------------------------------------------------------

            SEMI-CONDUCTORS -- 4.8%
      250   ANADIGICS, Inc.* (l)                                                            1,290
      356   Axcelis Technologies, Inc.*                                                     4,431
      359   Cirrus Logic, Inc.* (l)                                                         2,160
      195   FSI International, Inc.* (l)                                                    1,520
       56   International Rectifier Corp.*                                                  2,299
      100   Standard Microsystems Corp.*                                                    2,320
       89   Varian Semiconductor Equipment
            Associates, Inc.* (l)                                                           3,432
            -------------------------------------------------------------------------------------
                                                                                           17,452
            -------------------------------------------------------------------------------------

            SHIPPING/TRANSPORTATION -- 1.2%
       81   UTI Worldwide, Inc. (Virgin Islands)                                            4,263
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 1.4%
      146   CommScope, Inc.* (l)                                                            3,121
       73   Inter-Tel, Inc. (l)                                                             1,825
            -------------------------------------------------------------------------------------
                                                                                            4,946
            -------------------------------------------------------------------------------------

            TRANSPORTATION -- 3.1%
       99   Arkansas Best Corp. (l)                                                         3,256
       90   EGL, Inc.* (l)                                                                  2,394
      103   Landstar System, Inc.*                                                          5,461
            -------------------------------------------------------------------------------------
                                                                                           11,111
            -------------------------------------------------------------------------------------

            UTILITIES -- 1.5%
       36   Atmos Energy Corp. (l)                                                   $        916
      155   Avista Corp.                                                                    2,854
       36   New Jersey Resources Corp. (l)                                                  1,484
            -------------------------------------------------------------------------------------
                                                                                            5,254
            -------------------------------------------------------------------------------------
            Total Common Stocks                                                           357,594
            (Cost $268,901)
            -------------------------------------------------------------------------------------

            MONEY MARKET FUND -- 1.2%
    4,242   JPMorgan Prime Money Market Fund (a)                                            4,242
            (Cost $4,242)
            -------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%                                              $    361,836
            (COST $273,143)
            -------------------------------------------------------------------------------------

SHARES      COLLATERAL INVESTMENTS                                                          VALUE
-------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (c)
   14,000   AIM Short Term Investment Co.                                            $     14,000
   14,806   Barclays Global Investors Prime
            Money Market Fund                                                              14,806
            -------------------------------------------------------------------------------------
                                                                                           28,806
            -------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (c)
$  61,000   Credit Suisse First Boston LLC, 1.51%,
            due 07/01/04, dated 06/30/04,
            proceeds $61,003, secured by
            U.S. Government Agency Securities                                              61,000
            -------------------------------------------------------------------------------------
                                                                                     $     89,806
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN U.S. SMALL COMPANY FUND

PORTFOLIO OF INVESTMENTS            AS OF JUNE 30, 2004              (UNAUDITED)
(Amounts in thousands)

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.5%

            COMMON STOCKS -- 98.3%

            ADVERTISING -- 0.4%
        4   ADVO, Inc.                                                               $        145
       11   aQuantive, Inc.*                                                                  106
        4   Catalina Marketing Corp.*                                                          68
       13   R.H. Donnelley Corp.*                                                             581
            -------------------------------------------------------------------------------------
                                                                                              900
            -------------------------------------------------------------------------------------

            AEROSPACE -- 1.8%
       23   Aviall, Inc.*                                                                     439
        3   Curtiss-Wright Corp.                                                              174
       24   Esterline Technologies Corp.*                                                     718
       10   HEICO Corp.                                                                       188
       13   Kaman Corp., Class A                                                              183
       22   Moog, Inc., Class A*                                                              831
       36   Orbital Sciences Corp.*                                                           490
       35   Triumph Group, Inc.*                                                            1,116
            -------------------------------------------------------------------------------------
                                                                                            4,139
            -------------------------------------------------------------------------------------

            AGRICULTURAL PRODUCTION/SERVICES -- 0.1%
       10   Standard Commercial Corp.                                                         186
            -------------------------------------------------------------------------------------

            AIRLINES -- 0.9%
        3   Atlantic Coast Airlines Holdings, Inc.*                                            14
        1   Continental Airlines, Inc., Class B*                                               11
       58   Delta Air Lines, Inc.*                                                            416
       53   ExpressJet Holdings, Inc.*                                                        643
       30   Mesa Air Group, Inc.*                                                             246
        3   Northwest Airlines Corp.*                                                          34
       37   SkyWest, Inc.                                                                     650
            -------------------------------------------------------------------------------------
                                                                                            2,014
            -------------------------------------------------------------------------------------

            APPAREL -- 1.1%
        6   DHB Industries, Inc.*                                                              85
       12   Kellwood Co.                                                                      540
       13   Kenneth Cole Productions, Inc., Class A                                           446
       27   Quiksilver, Inc.*                                                                 633
       47   Tommy Hilfiger Corp. (Hong Kong)*                                                 710
       11   Vans, Inc.*                                                                       216
            -------------------------------------------------------------------------------------
                                                                                            2,630
            -------------------------------------------------------------------------------------

            APPLIANCES & HOUSEHOLD DURABLES -- 0.6%
       15   Furniture Brands International, Inc.                                              376
      128   Jacuzzi Brands, Inc.*                                                           1,031
            -------------------------------------------------------------------------------------
                                                                                            1,407
            -------------------------------------------------------------------------------------

            AUTOMOTIVE -- 1.4%
       27   ArvinMeritor, Inc.                                                       $        529
        8   Bandag, Inc.                                                                      338
       23   Collins & Aikman Corp.*                                                           130
       15   Lithia Motors, Inc., Class A                                                      361
        6   Sonic Automotive, Inc.                                                            137
       25   Tenneco Automotive, Inc.*                                                         324
       22   Tower Automotive, Inc.*                                                            81
       72   Visteon Corp.                                                                     844
       11   Wabash National Corp.*                                                            314
        4   Winnebago Industries, Inc.                                                        130
            -------------------------------------------------------------------------------------
                                                                                            3,188
            -------------------------------------------------------------------------------------

            BANKING -- 8.4%
        4   ABC Bancorp                                                                        77
       10   Amcore Financial, Inc.                                                            299
        2   AmericanWest Bancorp*                                                              40
        1   Bancfirst Corp.                                                                    66
        4   Bank of the Ozarks, Inc.                                                           96
       62   BankAtlantic Bancorp, Inc., Class A                                             1,141
        2   Capital Corp of the West                                                           66
        8   Capitol Bancorp LTD                                                               200
        4   Center Financial Corp.                                                             62
       11   Central Pacific Financial Corp.                                                   308
        5   Chemical Financial Corp.                                                          166
        3   City Holding Co.                                                                  107
        5   City National Corp.                                                               319
        7   Columbia Banking Systems, Inc.                                                    153
        6   Commercial Capital Bancorp, Inc.*                                                 102
       57   Community Bank System, Inc.                                                     1,302
        5   Community Trust Bancorp, Inc.                                                     140
       22   Corus Bankshares, Inc.                                                            897
        6   Dime Community Bancshares                                                         108
       17   First Bancorp (Puerto Rico)                                                       705
        0^^ First Citizens Banc Corp.                                                           6
        7   First Niagara Financial Group, Inc.                                                87
        3   First Republic Bank                                                               116
       23   First State Bancorporation                                                        701
       23   Flagstar Bancorp, Inc.                                                            449
        0^^ Fulton Financial Corp.                                                              4
        6   Glacier Bancorp, Inc.                                                             180
       20   Gold Banc Corp., Inc.                                                             310
       12   Greater Bay Bancorp                                                               344

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            BANKING -- CONTINUED
       12   Hudson River Bancorp                                                     $        201
        6   Humboldt Bancorp                                                                  125
        8   IBERIABANK Corp.                                                                  456
       15   Independent Bank Corp.                                                            381
        1   International Bancshares Corp.                                                     55
       31   Irwin Financial Corp.                                                             810
        2   Macatawa Bank Corp.                                                                47
        8   MB Financial, Inc.                                                                283
        7   Mercantile Bank Corp.                                                             262
        7   Nara Bancorp, Inc.                                                                125
       31   NetBank, Inc.                                                                     341
       11   Oriental Financial Group, Inc. (Puerto Rico)                                      298
        3   Peoples Bancorp, Inc.                                                              90
       26   PrivateBancorp, Inc.                                                              703
       30   Provident Bancorp, Inc.                                                           340
       53   R&G Financial Corp. (Puerto Rico), Class B                                      1,767
       20   Republic Bancorp, Inc.                                                            274
        1   Republic Bancorp, Inc., Class A                                                    26
       15   Santander BanCorp (Puerto Rico)                                                   376
        2   Second Bancorp, Inc.                                                               63
        3   Simmons First National Corp., Class A                                              86
        3   Southwest Bancorp, Inc.                                                            46
        2   State Financial Services Corp., Class A                                            47
        6   Sterling Bancorp                                                                  157
       34   Sterling Bancshares, Inc.                                                         485
       11   Sterling Financial Corp.*                                                         362
        2   Summit Bancshares, Inc.                                                            49
        5   Sun Bancorp, Inc.*                                                                115
        2   Taylor Capital Group, Inc.                                                         33
        3   TriCo Bancshares                                                                   64
       52   W Holding Co., Inc. (Puerto Rico)                                                 887
       28   West Coast Bancorp                                                                591
       18   Westamerica Bancorporation                                                        929
        2   Western Sierra Bancorp*                                                            46
        5   Wintrust Financial Corp.                                                          227
            -------------------------------------------------------------------------------------
                                                                                           19,698
            -------------------------------------------------------------------------------------

            BIOTECHNOLOGY -- 2.5%
       10   Abgenix, Inc.*                                                                    111
       14   Aksys LTD*                                                                         80
        3   Albany Molecular Research, Inc.*                                                   36
        5   Alexion Pharmaceuticals, Inc.*                                                    100
       10   Applera Corp. - Celera Genomics Group*                                   $        120
       31   Ariad Pharmaceuticals, Inc.*                                                      234
        1   Bio-Rad Laboratories, Inc., Class A*                                               82
       13   Cell Genesys, Inc.*                                                               133
       36   Cytogen Corp.*                                                                    574
       32   Cytokinetics, Inc.*                                                               468
        7   Diversa Corp.*                                                                     75
       72   Encysive Pharmaceuticals, Inc.*                                                   610
       10   Enzon Pharmaceuticals, Inc.*                                                      124
        4   Exelixis, Inc.*                                                                    38
      234   Genelabs Technologies*                                                            541
       18   Human Genome Sciences, Inc.*                                                      209
       71   Incyte Genomics, Inc.*                                                            539
        9   Integra LifeSciences Holdings Corp.*                                              324
       16   Maxygen, Inc.*                                                                    172
       25   Regeneration Technologies, Inc.*                                                  270
       27   Seattle Genetics, Inc.*                                                           190
       26   Telik, Inc.*                                                                      613
        8   Transkaryotic Therapies, Inc.*                                                    120
            -------------------------------------------------------------------------------------
                                                                                            5,763
            -------------------------------------------------------------------------------------

            BROADCASTING/CABLE -- 0.4%
       48   Charter Communications, Inc., Class A*                                            187
       40   Mediacom Communications Corp., Class A*                                           312
       14   Saga Communications, Inc., Class A*                                               263
        7   Sinclair Broadcast Group, Inc., Class A                                            73
            -------------------------------------------------------------------------------------
                                                                                              835
            -------------------------------------------------------------------------------------

            BUSINESS SERVICES -- 1.9%
        4   Banta Corp.                                                                       169
       11   CSG Systems International, Inc.*                                                  230
        9   Digital River, Inc.*                                                              277
       18   Dollar Thrifty Automotive Group, Inc.*                                            505
       40   Gartner, Inc., Class A*                                                           533
        2   Gevity HR, Inc.                                                                    55
       10   Harris Interactive, Inc.*                                                          69
       22   Labor Ready, Inc.*                                                                335
       15   Metris Companies, Inc.*                                                           130
       23   Navigant Consulting Co.*                                                          495
        4   Parexel International Corp.*                                                       69
        8   PDI, Inc.*                                                                        255
       11   Pre-Paid Legal Services, Inc.*                                                    257

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            BUSINESS SERVICES -- CONTINUED
       12   Quanta Services, Inc.*                                                   $         74
       46   Spherion Corp.*                                                                   471
       33   TeleTech Holdings, Inc.*                                                          293
        9   Tyler Technologies, Inc.*                                                          85
        2   Valassis Communications, Inc.*                                                     49
            -------------------------------------------------------------------------------------
                                                                                            4,351
            -------------------------------------------------------------------------------------

            CHEMICALS -- 2.1%
       22   Aceto Corp.                                                                       394
       10   Albemarle Corp.                                                                   307
       11   Cabot Microelectronics Corp.*                                                     337
        9   Cytec Industries, Inc.                                                            400
       13   FMC Corp.*                                                                        539
       27   Georgia Gulf Corp.                                                                971
       11   HB Fuller Co.                                                                     298
       25   Hercules, Inc.*                                                                   307
       36   IMC Global, Inc.                                                                  484
        1   Kronos Worldwide, Inc.                                                             21
        9   NewMarket Corp.*                                                                  182
        9   Octel Corp. (United Kingdom)                                                      224
        6   OM Group, Inc.*                                                                   195
        2   Quaker Chemical Corp.                                                              58
       21   W.R. Grace & Co.*                                                                 131
            -------------------------------------------------------------------------------------
                                                                                            4,848
            -------------------------------------------------------------------------------------

            COMPUTER NETWORKS -- 1.1%
       25   Anixter International, Inc.                                                       865
       11   Black Box Corp.                                                                   511
       67   Brocade Communications Systems, Inc.*                                             399
       10   Factset Research Systems, Inc.                                                    477
       13   SafeNet, Inc.*                                                                    357
            -------------------------------------------------------------------------------------
                                                                                            2,609
            -------------------------------------------------------------------------------------

            COMPUTER SOFTWARE -- 4.3%
       10   Ascential Software Corp.*                                                         155
        9   Aspen Technology, Inc.*                                                            68
       21   Atari, Inc.*                                                                       51
       12   CACI International, Inc., Class A*                                                486
        7   Cerner Corp.*                                                                     290
       37   Ciber, Inc.*                                                                      302
       29   Computer Programs & Systems, Inc.                                                 582
        1   Datastream Systems, Inc.*                                                           6
       13   Dendrite International, Inc.*                                                     240
        7   DSP Group, Inc.*                                                         $        193
       18   E.piphany, Inc.*                                                                   88
        7   Echelon Corp.*                                                                     83
        8   EPIQ Systems, Inc.*                                                               113
        5   FileNet Corp.*                                                                    148
       16   Hyperion Solutions Corp.*                                                         712
       13   Informatica Corp.*                                                                101
       16   Intergraph Corp.*                                                                 401
       10   JDA Software Group, Inc.*                                                         130
        4   Kronos, Inc.*                                                                     148
       17   Lexar Media, Inc.*                                                                110
       11   Magma Design Automation, Inc.*                                                    212
        9   Manhattan Associates, Inc.*                                                       266
       27   ManTech International Corp., Class A*                                             509
        7   Manugistics Group, Inc.*                                                           23
        7   MAPICS, Inc.*                                                                      75
       23   Mentor Graphics Corp.*                                                            350
        2   MicroStrategy, Inc., Class A*                                                     102
       14   MRO Software, Inc.*                                                               185
        3   PalmSource, Inc.*                                                                  53
        6   Pegasystems, Inc.*                                                                 53
       24   Per-Se Technologies, Inc.*                                                        348
       17   Perot Systems Corp., Class A*                                                     225
       27   Progress Software Corp.*                                                          585
        1   Quality Systems, Inc.*                                                             44
        7   Quest Software, Inc.*                                                              89
       11   Retek, Inc.*                                                                       65
       62   Secure Computing Corp.*                                                           724
        2   SPSS, Inc.*                                                                        27
        3   SRA International, Inc., Class A*                                                 144
        2   Stratasys, Inc.*                                                                   52
       21   Take-Two Interactive Software, Inc.*                                              656
        3   TALX Corp.                                                                         83
       14   Transaction Systems Architects, Inc.,
            Class A*                                                                          293
        7   webMethods, Inc.*                                                                  57
       25   Wind River Systems, Inc.*                                                         295
            -------------------------------------------------------------------------------------
                                                                                            9,922
            -------------------------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 1.6%
       11   Advanced Digital Information Corp.*                                               102
       25   Agilysys, Inc.                                                                    348

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            COMPUTERS/COMPUTER HARDWARE -- CONTINUED
        2   Concurrent Computer Corp.*                                               $          3
       44   Cray, Inc.*                                                                       289
        8   Dot Hill Systems Corp.*                                                            90
        4   Electronics for Imaging, Inc.*                                                    105
       25   Gateway, Inc.*                                                                    112
       27   Hutchinson Technology, Inc.*                                                      657
        6   Imagistics International, Inc.*                                                   216
       16   Imation Corp.                                                                     659
       17   Komag, Inc.*                                                                      241
       10   PalmOne, Inc.*                                                                    344
        8   RadiSys Corp.*                                                                    152
       60   Silicon Graphics, Inc.*                                                           132
       23   Sykes Enterprises, Inc.*                                                          175
            -------------------------------------------------------------------------------------
                                                                                            3,625
            -------------------------------------------------------------------------------------

            CONSTRUCTION -- 1.4%
       96   Apogee Enterprises, Inc.                                                        1,000
        3   Beazer Homes USA, Inc.                                                            251
       97   Champion Enterprises, Inc.*                                                       893
        5   Dycom Industries, Inc.*                                                           140
       15   Levitt Corp., Class A*                                                            397
        4   Meritage Corp.*                                                                   296
       10   WCI Communities, Inc.*                                                            230
            -------------------------------------------------------------------------------------
                                                                                            3,207
            -------------------------------------------------------------------------------------

            CONSTRUCTION MATERIALS -- 1.5%
        5   Ameron International Corp.                                                        154
        7   Eagle Materials, Inc.                                                             490
       17   ElkCorp                                                                           404
       10   NCI Building Systems, Inc.*                                                       332
        5   Texas Industries, Inc.                                                            222
       49   Universal Forest Products, Inc.                                                 1,593
       13   USG Corp.*                                                                        232
            -------------------------------------------------------------------------------------
                                                                                            3,427
            -------------------------------------------------------------------------------------

            CONSUMER PRODUCTS -- 0.8%
        4   American Greetings Corp., Class A*                                                 88
        2   CSS Industries, Inc.                                                               60
        6   Elizabeth Arden, Inc.*                                                            130
       39   Revlon, Inc., Class A*                                                            114
        5   Stanley Furniture Company, Inc.                                                   211
        3   Toro Co.                                                                          210
       19   Universal Corp.                                                                   983
            -------------------------------------------------------------------------------------
                                                                                            1,796
            -------------------------------------------------------------------------------------

            CONSUMER SERVICES -- 1.0%
       12   Alderwoods Group, Inc. (Canada)*                                         $        148
        9   Arbitron, Inc.*                                                                   340
       32   Exult, Inc.*                                                                      171
        2   MemberWorks, Inc.*                                                                 47
       52   Rent-Way, Inc.*                                                                   468
        9   SOURCECORP, Inc.*                                                                 245
        9   Startek, Inc.                                                                     319
       50   Stewart Enterprises, Inc., Class A*                                               407
       10   The GEO Group, Inc.*                                                              200
            -------------------------------------------------------------------------------------
                                                                                            2,345
            -------------------------------------------------------------------------------------

            DISTRIBUTION -- 0.1%
        5   Building Material Holding Corp.                                                   102
       11   WESCO International, Inc.*                                                        206
            -------------------------------------------------------------------------------------
                                                                                              308
            -------------------------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.4%
        5   Analogic Corp.                                                                    212
        2   BEI Technologies, Inc.                                                             65
        6   Bel Fuse, Inc., Class B                                                           234
       16   Benchmark Electronics, Inc.*                                                      466
       14   Checkpoint Systems, Inc.*                                                         258
       18   CTS Corp.                                                                         211
       14   Encore Wire Corp.*                                                                397
        1   Innovex, Inc.*                                                                      5
       10   Integrated Electrical Services, Inc.*                                              84
       11   Itron, Inc.*                                                                      248
        7   MTS Systems Corp.                                                                 155
        1   Pemstar, Inc.*                                                                      2
        8   Planar Systems, Inc.*                                                             102
       16   Power-One, Inc.*                                                                  170
       23   Rayovac Corp.*                                                                    657
        8   ROFIN-SINAR Technologies, Inc.*                                                   190
       18   Stoneridge, Inc.*                                                                 303
       16   Sypris Solutions, Inc.                                                            309
       24   Trimble Navigation LTD*                                                           655
       27   TTM Technologies, Inc.*                                                           316
        9   Valence Technology, Inc.*                                                          32
       11   Watts Water Technologies, Inc., Class A                                           302
        4   Zygo Corp.*                                                                        45
            -------------------------------------------------------------------------------------
                                                                                            5,418
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            ENGINEERING SERVICES -- 0.4%
       22   McDermott International, Inc.*                                           $        225
        6   URS Corp.*                                                                        164
       15   Washington Group International, Inc.*                                             542
            -------------------------------------------------------------------------------------
                                                                                              931
            -------------------------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 2.5%
       24   AMC Entertainment, Inc.*                                                          370
       11   Ameristar Casinos, Inc.                                                           383
        9   Arctic Cat, Inc.                                                                  251
        9   Argosy Gaming Co.*                                                                320
        5   Aztar Corp.*                                                                      132
        1   Bally Total Fitness Holding Corp.*                                                  4
       18   Callaway Golf Co.                                                                 198
       15   Carmike Cinemas, Inc.*                                                            580
       13   Isle of Capri Casinos, Inc.*                                                      222
       14   K2, Inc.*                                                                         214
        9   Macrovision Corp.*                                                                225
       15   Multimedia Games, Inc.*                                                           397
       18   Navigant International, Inc.*                                                     318
       14   Penn National Gaming, Inc.*                                                       478
       43   Scientific Games Corp., Class A*                                                  826
       22   Thor Industries, Inc.                                                             733
            -------------------------------------------------------------------------------------
                                                                                            5,651
            -------------------------------------------------------------------------------------

            ENVIRONMENTAL SERVICES -- 0.2%
       11   Duratek, Inc.*                                                                    160
        7   Tetra Tech, Inc.*                                                                 116
        4   Waste Connections, Inc.*                                                          125
            -------------------------------------------------------------------------------------
                                                                                              401
            -------------------------------------------------------------------------------------

            FINANCIAL SERVICES -- 1.6%
       13   Accredited Home Lenders Holding Co.*                                              374
        9   Affiliated Managers Group, Inc.*                                                  439
        6   Coinstar, Inc.*                                                                   130
       15   CompuCredit Corp.*                                                                261
        4   eSpeed, Inc., Class A*                                                             77
        4   Euronet Worldwide, Inc.*                                                           95
        4   ITLA Capital Corp.*                                                               166
       46   Knight Trading Group, Inc., Class A*                                              464
       16   New Century Financial Corp.                                                       769
       56   Safeguard Scientifics, Inc.*                                                      129
       17   World Acceptance Corp.*                                                           302
        9   WSFS Financial Corp.                                                              428
            -------------------------------------------------------------------------------------
                                                                                            3,634
            -------------------------------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 1.0%
       44   Chiquita Brands International, Inc.*                                     $        921
       12   Corn Products International, Inc.                                                 535
        8   Flowers Foods, Inc.                                                               209
        4   J & J Snack Foods Corp.*                                                          167
        9   Sanderson Farms, Inc.                                                             499
            -------------------------------------------------------------------------------------
                                                                                            2,331
            -------------------------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 6.8%
       14   Align Technology, Inc.*                                                           266
        6   Animas Corp.*                                                                     108
       16   Apria Healthcare Group, Inc.*                                                     445
        7   Arrow International, Inc.                                                         194
       19   Beverly Enterprises, Inc.*                                                        167
        7   Biosite, Inc.*                                                                    310
       12   Centene Corp.*                                                                    466
       25   CONMED Corp.*                                                                     690
        8   CTI Molecular Imaging, Inc.*                                                      112
        1   Curative Health Services, Inc.*                                                     4
        9   Diagnostic Products Corp.                                                         409
       74   Encore Medical Corp.*                                                             463
        4   Epix Medical, Inc.*                                                                91
        8   Genesis HealthCare Corp.*                                                         224
       28   Gentiva Health Services*                                                          455
        2   Immucor, Inc.*                                                                     65
       30   Inveresk Research Group, Inc.*                                                    929
        5   Inverness Medical Innovations, Inc.*                                              103
       44   Kindred Healthcare, Inc.*                                                       1,149
       27   Kyphon, Inc.*                                                                     762
       45   Mariner Health Care, Inc.*                                                      1,216
       11   Mentor Corp.                                                                      387
        6   Merit Medical Systems, Inc.*                                                       88
        5   Ocular Sciences, Inc.*                                                            179
      112   Orthovita, Inc.*                                                                  575
       24   Owens & Minor, Inc.                                                               619
       39   Palatin Technologies, Inc.*                                                       165
       15   Pediatrix Medical Group, Inc.*                                                  1,029
        3   Possis Medical, Inc.*                                                             109
       17   Province Healthcare Co.*                                                          292
       40   PSS World Medical, Inc.*                                                          446
        8   Sierra Health Services, Inc.*                                                     371
       19   Sola International, Inc.*                                                         327
       35   Steris Corp.*                                                                     781

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
        4   SurModics, Inc.*                                                         $        106
       11   Symbion, Inc.*                                                                    197
        4   TECHNE Corp.*                                                                     191
       13   United Surgical Partners International, Inc.*                                     521
       14   US Oncology, Inc.*                                                                209
       23   VISX, Inc.*                                                                       615
            -------------------------------------------------------------------------------------
                                                                                           15,835
            -------------------------------------------------------------------------------------

            HOTELS/OTHER LODGING -- 0.1%
       20   La Quinta Corp.*                                                                  171
            -------------------------------------------------------------------------------------

            INDUSTRIAL COMPONENTS -- 0.4%
        6   Hexcel Corp.*                                                                      72
       44   Lennox International, Inc.                                                        787
            -------------------------------------------------------------------------------------
                                                                                              859
            -------------------------------------------------------------------------------------

            INSURANCE -- 2.5%
        3   AmerUs Group Co.                                                                  104
       11   Argonaut Group, Inc.*                                                             200
       42   Delphi Financial Group, Inc., Class A                                           1,852
       24   Direct General Corp.                                                              761
        0^^ FBL Financial Group, Inc., Class A                                                  8
       15   LandAmerica Financial Group, Inc.                                                 596
        3   NYMAGIC, Inc.                                                                      71
       66   PMA Capital Corp., Class A                                                        590
        9   Selective Insurance Group                                                         355
       15   Stewart Information Services Corp.                                                517
        1   The Navigators Group, Inc.*                                                        17
        2   United Fire & Casualty Co.                                                        116
        7   Vesta Insurance Group, Inc.                                                        43
        9   Zenith National Insurance Corp.                                                   437
            -------------------------------------------------------------------------------------
                                                                                            5,667
            -------------------------------------------------------------------------------------

            INTERNET SERVICES/SOFTWARE -- 2.6%
       64   Ariba, Inc.*                                                                      126
       18   AsiaInfo Holdings, Inc. (China)*                                                   96
        1   Blue Coat Systems, Inc.*                                                           44
      102   CMGI, Inc.*                                                                       199
       37   CNET Networks, Inc.*                                                              411
        8   Digital Insight Corp.*                                                            160
       33   Digitas, Inc.*                                                                    364
       35   DoubleClick, Inc.*                                                                272
       77   EarthLink, Inc.*                                                         $        797
        5   Equinix, Inc.*                                                                    176
       53   Homestore, Inc.*                                                                  211
        4   Infospace, Inc.*                                                                  141
       15   Internet Security Systems, Inc.*                                                  227
        2   Interwoven, Inc.*                                                                  19
        9   j2 Global Communications, Inc.*                                                   259
       12   Lionbridge Technologies, Inc.*                                                     95
       50   LookSmart LTD*                                                                    109
       25   Mindspeed Technologies, Inc.*                                                     124
        8   Netegrity, Inc.*                                                                   68
       11   Openwave Systems, Inc.*                                                           145
        4   PC-Tel, Inc.*                                                                      45
        9   Portal Software, Inc.*                                                             33
        8   ProQuest Co.*                                                                     221
       39   SupportSoft, Inc.*                                                                339
       23   United Online, Inc.*                                                              398
       20   Valueclick, Inc.*                                                                 244
       13   WebEx Communications, Inc.*                                                       285
       10   Websense, Inc.*                                                                   361
            -------------------------------------------------------------------------------------
                                                                                            5,969
            -------------------------------------------------------------------------------------

            LEASING -- 0.3%
       24   GATX Corp.                                                                        658
        5   Interpool, Inc.                                                                    83
            -------------------------------------------------------------------------------------
                                                                                              741
            -------------------------------------------------------------------------------------

            MACHINERY & ENGINEERING EQUIPMENT -- 2.3%
       62   Applied Industrial Technologies, Inc.                                           1,871
       14   Astec Industries, Inc.*                                                           268
       11   Cascade Corp.                                                                     340
       15   Flowserve Corp.*                                                                  377
        0^^ Global Power Equipment Group, Inc.*                                                 1
      108   Milacron, Inc.*                                                                   433
        4   NACCO Industries, Inc., Class A                                                   399
        4   Sauer-Danfoss, Inc.                                                                72
        7   Tecumseh Products Co., Class A                                                    280
        7   Thomas Industries, Inc.                                                           226
       16   UNOVA, Inc.*                                                                      314
       15   York International Corp.                                                          620
            -------------------------------------------------------------------------------------
                                                                                            5,201
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            MANUFACTURING -- 2.8%
        9   Albany International Corp., Class A                                      $        312
        8   Armor Holdings, Inc.*                                                             279
       29   Barnes Group, Inc.                                                                829
        6   Cyberoptics Corp.*                                                                156
        7   ESCO Technologies, Inc.*                                                          395
       18   Fleetwood Enterprises, Inc.*                                                      259
       22   Griffon Corp.*                                                                    486
       17   JLG Industries, Inc.                                                              231
       17   Joy Global, Inc.                                                                  500
       17   Lincoln Electric Holdings, Inc.                                                   586
        9   NN, Inc.                                                                          117
        2   Penn Engineering & Manufacturing Corp.                                             39
       23   Quanex Corp.                                                                    1,104
       79   Walter Industries, Inc.                                                         1,076
            -------------------------------------------------------------------------------------
                                                                                            6,369
            -------------------------------------------------------------------------------------

            METALS/MINING -- 0.9%
       51   Commercial Metals Co.                                                           1,649
        5   Mueller Industries, Inc.                                                          165
        8   Valmont Industries, Inc.                                                          174
            -------------------------------------------------------------------------------------
                                                                                            1,988
            -------------------------------------------------------------------------------------

            MULTI-MEDIA -- 0.7%
        4   Digital Generation Systems, Inc.*                                                   6
       11   Emmis Communications Corp., Class A*                                              227
       10   Gray Television, Inc.                                                             138
       27   Insight Communications Co., Inc.*                                                 250
       10   Journal Register Co.*                                                             197
       37   Lodgenet Entertainment Corp.*                                                     610
       21   World Wrestling Entertainment, Inc.                                               269
            -------------------------------------------------------------------------------------
                                                                                            1,697
            -------------------------------------------------------------------------------------

            OFFICE/BUSINESS EQUIPMENT -- 0.5%
        3   General Binding Corp.*                                                             40
       24   Global Imaging Systems, Inc.*                                                     894
        8   United Stationers, Inc.*                                                          330
            -------------------------------------------------------------------------------------
                                                                                            1,264
            -------------------------------------------------------------------------------------

            OIL & GAS -- 5.3%
        7   Black Hills Corp.                                                                 233
       13   Cimarex Energy Co.*                                                               381
        7   Comstock Resources, Inc.*                                                         138
       51   Denbury Resources, Inc.*                                                 $      1,058
       17   Gulf Island Fabrication, Inc.                                                     376
       14   Hanover Compressor Co.*                                                           161
        8   Headwaters, Inc.*                                                                 207
       13   Helmerich & Payne, Inc.                                                           340
       44   Houston Exploration Co.*                                                        2,266
        7   Hydril Co.*                                                                       208
       64   Key Energy Services, Inc.*                                                        602
       13   Lone Star Technologies, Inc.*                                                     367
        4   Magnum Hunter Resources, Inc.*                                                     40
       20   Oceaneering International, Inc.*                                                  699
        9   Oil States International, Inc.*                                                   135
        1   Quicksilver Resources, Inc.*                                                       34
       37   Southern Union Co.*                                                               782
       17   Southwest Gas Corp.                                                               415
       56   Southwestern Energy Co.*                                                        1,591
       10   Stone Energy Corp.*                                                               469
       23   Tesoro Petroleum Corp.*                                                           624
       13   Veritas DGC, Inc.*                                                                308
       29   Vintage Petroleum, Inc.                                                           497
        5   World Fuel Services Corp.                                                         230
            -------------------------------------------------------------------------------------
                                                                                           12,161
            -------------------------------------------------------------------------------------

            PACKAGING -- 1.2%
        9   Chesapeake Corp.                                                                  243
       96   Crown Holdings, Inc.*                                                             956
       37   Silgan Holdings, Inc.                                                           1,478
            -------------------------------------------------------------------------------------
                                                                                            2,677
            -------------------------------------------------------------------------------------

            PAPER/FOREST PRODUCTS -- 0.2%
        7   Schweitzer-Mauduit International, Inc.                                            199
       19   Wausau-Mosinee Paper Corp.                                                        332
            -------------------------------------------------------------------------------------
                                                                                              531
            -------------------------------------------------------------------------------------

            PHARMACEUTICALS -- 3.4%
       22   Able Laboratories, Inc.*                                                          443
       39   Adolor Corp.*                                                                     496
       14   Alkermes, Inc.*                                                                   184
        5   Antigenics, Inc.*                                                                  40
       23   AtheroGenics, Inc.*                                                               444
      337   AVANIR Pharmaceuticals, Class A*                                                  566
        4   Bradley Pharmaceuticals, Inc.*                                                    123

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            PHARMACEUTICALS -- CONTINUED
       13   Connetics Corp.*                                                         $        261
       11   Corixa Corp.*                                                                      49
       42   Cubist Pharmaceuticals, Inc.*                                                     462
       98   Cypress Bioscience, Inc.*                                                       1,348
       18   Dendreon Corp.*                                                                   221
       48   Discovery Laboratories, Inc.*                                                     458
       11   Kos Pharmaceuticals, Inc.*                                                        373
       15   Ligand Pharmaceuticals, Inc., Class B*                                            257
        7   Medicines Co.*                                                                    217
        1   NeighborCare, Inc.*                                                                31
        4   NPS Pharmaceuticals, Inc.*                                                         82
        9   Onyx Pharmaceuticals, Inc.*                                                       360
        8   Par Pharmaceutical Companies, Inc.*                                               296
        5   PolyMedica Corp.                                                                  152
       11   Rigel Pharmaceuticals, Inc.*                                                      158
        3   Tanox, Inc.*                                                                       59
       16   United Therapeutics Corp.*                                                        419
       28   Vertex Pharmaceuticals, Inc.*                                                     306
            -------------------------------------------------------------------------------------
                                                                                            7,805
            -------------------------------------------------------------------------------------

            PRINTING & PUBLISHING -- 0.4%
       34   Bowne & Co., Inc.                                                                 540
       11   John H. Harland Co.                                                               317
            -------------------------------------------------------------------------------------
                                                                                              857
            -------------------------------------------------------------------------------------

            REAL ESTATE -- 0.1%
        4   LNR Property Corp.                                                                195
            -------------------------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 6.8%
        3   Alexandria Real Estate Equities, Inc.                                             172
       29   American Financial Realty Trust                                                   414
       52   American Home Mortgage Investment Corp.                                         1,355
       62   Anthracite Capital, Inc.                                                          745
       23   Bedford Property Investors, Inc.                                                  661
       17   Capital Automotive Real Estate
            Investment Trust                                                                  496
       61   CarrAmerica Realty Corp.                                                        1,832
       13   Entertainment Properties Trust                                                    465
       76   Equity Inns, Inc.                                                                 707
       14   Gables Residential Trust                                                          466
       32   Glenborough Realty Trust, Inc.                                                    584
       58   Government Properties Trust, Inc.                                                 604
       16   Highwoods Properties, Inc.                                                        364
       13   IMPAC Mortgage Holdings, Inc.                                            $        284
       33   InnKeepers USA Trust                                                              341
        7   LaSalle Hotel Properties                                                          181
       29   Lexington Corporate Properties Trust                                              578
       30   LTC Properties, Inc.                                                              496
       47   Meristar Hospitality Corp.*                                                       318
       29   MFA Mortgage Investments, Inc.                                                    255
       32   Mid-America Apartment
            Communities, Inc.                                                               1,216
        4   National Health Investors, Inc.                                                   117
       20   NovaStar Financial, Inc.                                                          771
        5   Parkway Properties, Inc.                                                          204
       28   Pennsylvania Real Estate Investment Trust                                         942
       23   RAIT Investment Trust                                                             557
       19   Saul Centers, Inc.                                                                597
        7   Tanger Factory Outlet Centers, Inc.                                               289
            -------------------------------------------------------------------------------------
                                                                                           16,011
            -------------------------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 1.5%
       24   CBRL Group, Inc.                                                                  747
        4   CEC Entertainment, Inc.*                                                          106
       12   CKE Restaurants, Inc.*                                                            161
        2   Jack in the Box, Inc.*                                                             50
       53   Landry's Restaurants, Inc.                                                      1,588
        8   Rare Hospitality International, Inc.*                                             192
       37   Ryan's Restaurant Group, Inc.*                                                    588
            -------------------------------------------------------------------------------------
                                                                                            3,432
            -------------------------------------------------------------------------------------

            RETAILING -- 5.3%
        8   1-800-FLOWERS.COM, Inc., Class A*                                                  63
       55   Aaron Rents, Inc.                                                               1,829
       40   Aeropostale, Inc.*                                                              1,082
       29   Asbury Automotive Group, Inc.*                                                    428
       26   Brookstone, Inc.*                                                                 527
        6   Brown Shoe Co., Inc.                                                              225
       59   Cash America International, Inc.                                                1,352
        7   Charlotte Russe Holding, Inc.*                                                    152
       97   Charming Shoppes, Inc.*                                                           870
        3   Electronics Boutique Holdings Corp.*                                               79
       11   Genesco, Inc.*                                                                    255
       22   Goody's Family Clothing, Inc.                                                     227
        4   Group 1 Automotive, Inc.*                                                         126
       41   Hollywood Entertainment Corp.*                                                    552

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            RETAILING -- CONTINUED
       10   Hot Topic, Inc.*                                                         $        213
       13   Insight Enterprises, Inc.*                                                        236
        2   Jo-Ann Stores, Inc.*                                                               50
        2   Linens `N Things, Inc.*                                                            62
       10   MarineMax, Inc.*                                                                  281
        2   Movado Group, Inc.                                                                 35
        6   Movie Gallery, Inc.                                                               111
        4   Nash-Finch Co.                                                                     98
        1   Party City Corp.*                                                                   9
       10   Pathmark Stores, Inc.*                                                             75
       22   ShopKo Stores, Inc.*                                                              315
       30   Stein Mart, Inc.*                                                                 488
       10   The Children's Place Retail Stores, Inc.*                                         226
       26   The J. Jill Group, Inc.*                                                          620
       20   The Pantry, Inc.*                                                                 427
        4   The Sports Authority, Inc.*                                                       140
        6   Trans World Entertainment Corp.*                                                   61
        7   United Auto Group, Inc.                                                           227
       52   Winn-Dixie Stores, Inc.                                                           372
       13   Zale Corp.*                                                                       349
            -------------------------------------------------------------------------------------
                                                                                           12,162
            -------------------------------------------------------------------------------------

            SEMI-CONDUCTORS -- 3.7%
        7   Actel Corp.*                                                                      135
        4   Artisan Components, Inc.*                                                         101
        8   Asyst Technologies, Inc.*                                                          80
        5   ATMI, Inc.*                                                                       147
       41   Axcelis Technologies, Inc.*                                                       509
        2   Bookham Technology PLC
            (United Kingdom), ADR*                                                              2
       16   Brooks Automation, Inc.*                                                          312
        1   Ceva, Inc.*                                                                         4
       11   ChipPAC, Inc., Class A*                                                            71
       22   Cirrus Logic, Inc.*                                                               134
       34   Credence Systems Corp.*                                                           466
       13   Cymer, Inc.*                                                                      468
        7   Diodes, Inc.*                                                                     163
       17   ESS Technology, Inc.*                                                             177
        6   Exar Corp.*                                                                        91
        5   Genesis Microchip, Inc.*                                                           69
       30   Integrated Silicon Solutions, Inc.*                                               368
        8   IXYS Corp.*                                                                        63
        7   Kopin Corp.*                                                             $         37
       31   Kulicke & Soffa Industries, Inc.*                                                 345
       14   Lattice Semiconductor Corp.*                                                      100
       17   LTX Corp.*                                                                        182
       19   Mattson Technology, Inc.*                                                         227
       19   Microsemi Corp.*                                                                  268
        6   MKS Instruments, Inc.*                                                            128
       16   Mykrolis Corp.*                                                                   280
       11   Omnivision Technologies, Inc.*                                                    182
       95   ON Semiconductor Corp.*                                                           476
       21   Photronics, Inc.*                                                                 394
       21   Pixelworks, Inc.*                                                                 314
        5   Power Integrations, Inc.*                                                         134
       13   Semitool, Inc.*                                                                   149
       22   Silicon Image, Inc.*                                                              288
       42   Silicon Storage Technology, Inc.*                                                 430
        2   Siliconix, Inc.*                                                                  114
       28   Skyworks Solutions, Inc.*                                                         242
        4   Supertex, Inc.*                                                                    60
       31   Transmeta Corp.*                                                                   68
        3   Ultratech, Inc.*                                                                   41
        7   Varian Semiconductor Equipment
            Associates, Inc.*                                                                 266
       63   Vitesse Semiconductor Corp.*                                                      308
        1   White Electronic Designs Corp.*                                                     4
        5   Xicor, Inc.*                                                                       82
        8   Zoran Corp.*                                                                      143
            -------------------------------------------------------------------------------------
                                                                                            8,622
            -------------------------------------------------------------------------------------

            SHIPPING/TRANSPORTATION -- 0.1%
       10   Swift Transportation Co., Inc.*                                                   176
            -------------------------------------------------------------------------------------

            STEEL -- 0.7%
        6   Gibraltar Steel Corp.                                                             190
       12   Reliance Steel & Aluminum Co.                                                     490
        5   Schnitzer Steel Industries, Inc., Class A                                         175
       25   Steel Dynamics, Inc.*                                                             710
            -------------------------------------------------------------------------------------
                                                                                            1,565
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS -- 2.5%
       18   Aeroflex, Inc.*                                                                   256
        1   Aether Systems, Inc.*                                                               2

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            TELECOMMUNICATIONS -- CONTINUED
       55   Alamosa Holdings, Inc.*                                                  $        402
       32   Arris Group, Inc.*                                                                191
       25   Aspect Communications*                                                            358
       11   Boston Communications Group*                                                      109
       24   Centennial Communications Corp.*                                                  169
      107   Cincinnati Bell, Inc.*                                                            477
        4   Commonwealth Telephone
            Enterprises, Inc.*                                                                157
        4   Computer Network Technology Corp.*                                                 26
       19   CT Communications, Inc.                                                           286
       22   Extreme Networks, Inc.*                                                           120
       46   Finisar Corp.*                                                                     90
        8   Hypercom Corp.*                                                                    66
        3   Interdigital Communications Corp.*                                                 55
        9   Intrado, Inc.*                                                                    142
       32   MasTec, Inc.*                                                                     174
       36   MRV Communications, Inc.*                                                          98
        1   Network Equipment Technologies, Inc.*                                               4
       36   Primus Telecommunications GP*                                                     183
      137   PTEK Holdings, Inc.*                                                            1,575
        2   Raindance Communications, Inc.*                                                     5
       35   Symmetricom, Inc.*                                                                310
        9   Talk America Holdings, Inc.*                                                       71
       15   Tekelec*                                                                          274
       23   Time Warner Telecom, Inc., Class A*                                                98
       22   Westell Technologies, Inc., Class A*                                              110
            -------------------------------------------------------------------------------------
                                                                                            5,808
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 0.9%
        5   Audiovox Corp., Class A*                                                           79
       19   C-COR.net Corp.*                                                                  192
        1   Centillium Communications, Inc.*                                                    2
        3   Comtech Telecommunications*                                                        61
      120   Corvis Corp.*                                                                     169
        7   Ditech Communications Corp.*                                                      152
       24   Inter-Tel, Inc.                                                                   592
       16   Remec, Inc.*                                                                       98
       54   RF Micro Devices, Inc.*                                                           404
       45   Sonus Networks, Inc.*                                                             215
       14   Terayon Communications Systems, Inc.*                                              33
        0^^ Tollgrade Communications, Inc.*                                                     3
            -------------------------------------------------------------------------------------
                                                                                            2,000
            -------------------------------------------------------------------------------------

            TEXTILES -- 0.2%
        8   Angelica Corp.                                                           $        198
       11   UniFirst Corp.                                                                    317
            -------------------------------------------------------------------------------------
                                                                                              515
            -------------------------------------------------------------------------------------

            TIRE & RUBBER -- 0.4%
       42   Cooper Tire & Rubber Co.                                                          966
            -------------------------------------------------------------------------------------

            TOYS & GAMES -- 0.7%
        9   Action Performance Companies, Inc.                                                131
       34   RC2 Corp.*                                                                      1,211
        8   Steinway Musical Instruments, Inc.*                                               291
            -------------------------------------------------------------------------------------
                                                                                            1,633
            -------------------------------------------------------------------------------------

            TRANSPORTATION -- 1.5%
       23   Genesee & Wyoming, Inc., Class A*                                                 552
        9   Offshore Logistics, Inc.*                                                         256
        5   Old Dominion Freight Line*                                                        139
       16   Overseas Shipholding Group, Inc.                                                  684
       24   RailAmerica, Inc.*                                                                352
       30   SCS Transportation, Inc.*                                                         797
        9   The Greenbrier Companies, Inc.*                                                   177
        5   US Xpress Enterprises, Inc.*                                                       72
       24   Werner Enterprises, Inc.                                                          504
            -------------------------------------------------------------------------------------
                                                                                            3,533
            -------------------------------------------------------------------------------------

            UTILITIES -- 2.0%
       23   Aquila, Inc.*                                                                      82
       18   Atmos Energy Corp.                                                                471
       17   Avista Corp.                                                                      313
       63   CMS Energy Corp.*                                                                 574
       17   El Paso Electric Co.*                                                             255
        1   MGE Energy, Inc.                                                                   42
       23   New Jersey Resources Corp.                                                        970
        0^^ Nicor, Inc.                                                                        10
       32   PNM Resources, Inc.                                                               658
        1   SEMCO Energy, Inc.                                                                  3
       53   Sierra Pacific Resources*                                                         411
        5   South Jersey Industries, Inc.                                                     238
        1   UIL Holdings Corp.                                                                 68
       23   UniSource Energy Corp.                                                            562
            -------------------------------------------------------------------------------------
                                                                                            4,657
            -------------------------------------------------------------------------------------
            Total Common Stocks                                                           226,631
            (Cost $208,622)
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            INVESTMENT COMPANY -- 0.2%
       26   Technology Investment Capital Corp.                                      $        355
            (Cost $373)
            -------------------------------------------------------------------------------------
            Total Long-Term Investments                                                   226,986
            (Cost $208,995)
            -------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%

            U.S. TREASURY SECURITY -- 0.1%
$     225   U.S. Treasury Note, 2.13%, 10/31/04 @                                    $        225
            (Cost $225)
            -------------------------------------------------------------------------------------

            MONEY MARKET FUND -- 1.4%
    3,331   JPMorgan Prime Money Market Fund (a) +                                   $      3,331
            (Cost $3,331)
            -------------------------------------------------------------------------------------
            Total Short-Term Investments                                                    3,556
            (Cost 3,556)
            -------------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100.0%                                               $    230,542
            (COST $212,551)
            -------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                     NOTIONAL          UNREALIZED
NUMBER OF                                                                            VALUE AT         APPRECIATION
CONTRACTS   DESCRIPTION                                         EXPIRATION DATE    6/30/04 (USD)   (DEPRECIATION)(USD)
----------------------------------------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
10          Russell 2000 Index                                  September, 2004      $   2,962            $    51

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS            AS OF JUNE 30, 2004              (UNAUDITED)
(Amounts in thousands)

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.2%

            COMMON STOCKS -- 99.2%

            AIRLINES -- 2.0%
        5   Republic Airways Holdings, Inc.*                                         $         69
        5   SkyWest, Inc.                                                                      90
            -------------------------------------------------------------------------------------
                                                                                              159
            -------------------------------------------------------------------------------------

            APPLIANCES & HOUSEHOLD DURABLES -- 0.8%
        8   Jacuzzi Brands, Inc.*                                                              66
            -------------------------------------------------------------------------------------

            AUTOMOTIVE -- 0.9%
        2   Winnebago Industries, Inc.                                                         73
            -------------------------------------------------------------------------------------

            BANKING -- 2.7%
        2   East-West Bancorp, Inc.                                                            60
        2   MB Financial, Inc.                                                                 77
        2   Texas Regional Bancshares, Inc., Class A                                           76
            -------------------------------------------------------------------------------------
                                                                                              213
            -------------------------------------------------------------------------------------

            BIOTECHNOLOGY -- 2.2%
        2   Cytokinetics, Inc.*                                                                36
        6   Encysive Pharmaceuticals, Inc.*                                                    53
        5   Incyte Genomics, Inc.* (l)                                                         42
        2   Telik, Inc.*                                                                       42
            -------------------------------------------------------------------------------------
                                                                                              173
            -------------------------------------------------------------------------------------

            BROADCASTING/CABLE -- 0.6%
        2   Salem Communications Corp., Class A*                                               49
            -------------------------------------------------------------------------------------

            BUSINESS SERVICES -- 1.5%
        3   Alliance Data Systems Corp.*                                                      120
            -------------------------------------------------------------------------------------

            COMPUTER SOFTWARE -- 9.2%
       11   Aspen Technology, Inc.*                                                            79
        3   DSP Group, Inc.*                                                                   80
        5   Epicor Software Corp.*                                                             76
        2   Hyperion Solutions Corp.*                                                          87
       11   Lawson Software, Inc.*                                                             79
        4   Packeteer, Inc.* (l)                                                               65
        4   Serena Software, Inc.* (l)                                                         82
        3   Verint Systems, Inc.*                                                             108
        6   Witness Systems, Inc.*                                                             67
            -------------------------------------------------------------------------------------
                                                                                              723
            -------------------------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 2.7%
        4   Electronics for Imaging, Inc.*                                           $        109
        3   Tech Data Corp.*                                                                  103
            -------------------------------------------------------------------------------------
                                                                                              212
            -------------------------------------------------------------------------------------

            CONSTRUCTION -- 0.7%
        6   Champion Enterprises, Inc.*                                                        55
            -------------------------------------------------------------------------------------

            CONSUMER SERVICES -- 4.6%
        6   Jackson Hewitt Tax Service, Inc.* (l)                                             104
        2   Laureate Education, Inc.*                                                          78
        3   Ritchie Bros. Auctioneers, Inc. (Canada) (l)                                       82
        3   Startek, Inc.                                                                      98
            -------------------------------------------------------------------------------------
                                                                                              362
            -------------------------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.5%
        6   Integrated Electrical Services, Inc.*                                              47
        6   TTM Technologies, Inc.*                                                            74
            -------------------------------------------------------------------------------------
                                                                                              121
            -------------------------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 6.4%
        3   Boyd Gaming Corp.                                                                  66
        2   Carmike Cinemas, Inc.*                                                             79
        3   Gaylord Entertainment Co.*                                                         83
        4   K2, Inc.*                                                                          59
        7   LIFE TIME FITNESS, Inc.*                                                          143
        4   Scientific Games Corp., Class A*                                                   77
            -------------------------------------------------------------------------------------
                                                                                              507
            -------------------------------------------------------------------------------------

            FINANCIAL SERVICES -- 2.8%
        2   Affiliated Managers Group, Inc.* (l)                                               97
        2   Greenhill & Co., Inc.*                                                             39
        2   National Financial Partners Corp.                                                  85
            -------------------------------------------------------------------------------------
                                                                                              221
            -------------------------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 11.8%
        3   Abaxis, Inc.*                                                                      56
        2   Cooper Companies, Inc.                                                            113
        3   Covance, Inc.*                                                                    106
        2   Kyphon, Inc.* (l)                                                                  61
        4   Psychiatric Solutions, Inc.*                                                      103
        2   Sunrise Assisted Living, Inc.* (l)                                                 72
        6   TriPath Imaging, Inc.*                                                             57

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
        3   United Surgical Partners International, Inc.* (l)                        $         99
        2   VCA Antech, Inc.*                                                                  75
        2   Ventana Medical Systems, Inc.*                                                     74
        3   Wright Medical Group, Inc.*                                                       110
            -------------------------------------------------------------------------------------
                                                                                              926
            -------------------------------------------------------------------------------------

            INSURANCE -- 2.2%
        3   Infinity Property & Casualty Corp.                                                 87
        3   ProAssurance Corp.*                                                                89
            -------------------------------------------------------------------------------------
                                                                                              176
            -------------------------------------------------------------------------------------

            INTERNET SERVICES/SOFTWARE -- 1.8%
        2   Equinix, Inc.*                                                                     83
       12   Mindspeed Technologies, Inc.*                                                      60
            -------------------------------------------------------------------------------------
                                                                                              143
            -------------------------------------------------------------------------------------

            MANUFACTURING -- 0.9%
        8   General Cable Corp.* (l)                                                           68
            -------------------------------------------------------------------------------------

            METALS/MINING -- 1.2%
        3   Arch Coal, Inc. (l)                                                                93
            -------------------------------------------------------------------------------------

            MULTI-MEDIA -- 1.4%
        8   Gray Television, Inc.                                                             107
            -------------------------------------------------------------------------------------

            OFFICE/BUSINESS EQUIPMENT -- 1.3%
        3   Global Imaging Systems, Inc.*                                                      99
            -------------------------------------------------------------------------------------

            OIL & GAS -- 4.4%
        2   Headwaters, Inc.*                                                                  56
        2   Newfield Exploration Co.*                                                          92
        3   Unit Corp.*                                                                       100
        3   Universal Compression Holding, Inc.*                                               97
        0^^ XTO Energy, Inc.                                                                    0^^
            -------------------------------------------------------------------------------------
                                                                                              345
            -------------------------------------------------------------------------------------

            PHARMACEUTICALS -- 8.1%
        2   Able Laboratories, Inc.*                                                           43
        3   Adolor Corp.*                                                                      36
        3   Alkermes, Inc.* (l)                                                                38
        2   AtheroGenics, Inc.*                                                                42
        2   Connetics Corp.*                                                         $         35
        5   Cubist Pharmaceuticals, Inc.*                                                      51
        3   CV Therapeutics, Inc.*                                                             48
        4   Cypress Bioscience, Inc.*                                                          54
        3   Discovery Laboratories, Inc.*                                                      31
        3   Nabi Biopharmaceuticals*                                                           38
        3   NBTY, Inc.*                                                                        90
        1   Onyx Pharmaceuticals, Inc.*                                                        32
        1   Pharmion Corp.*                                                                    24
        1   Taro Pharmaceutical Industries LTD (Israel)* (l)                                   37
        1   United Therapeutics Corp.*                                                         35
            -------------------------------------------------------------------------------------
                                                                                              634
            -------------------------------------------------------------------------------------

            PRINTING & PUBLISHING -- 0.7%
        2   Information Holdings, Inc.*                                                        56
            -------------------------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 1.2%
        2   American Financial Realty Trust                                                    32
        3   Global Signal, Inc.                                                                61
            -------------------------------------------------------------------------------------
                                                                                               93
            -------------------------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 2.0%
        7   CKE Restaurants, Inc.* (l)                                                         91
        2   Ruby Tuesday, Inc.                                                                 65
            -------------------------------------------------------------------------------------
                                                                                              156
            -------------------------------------------------------------------------------------

            RETAILING -- 6.7%
        3   Aeropostale, Inc.*                                                                 77
        1   CDW Corp.                                                                          73
        4   Genesco, Inc.*                                                                     90
        2   Guitar Center, Inc.* (l)                                                           78
        3   Pacific Sunwear of California, Inc.*                                               53
        3   PETCO Animal Supplies, Inc.*                                                       81
        1   Urban Outfitters, Inc.* (l)                                                        76
            -------------------------------------------------------------------------------------
                                                                                              528
            -------------------------------------------------------------------------------------

            SEMI-CONDUCTORS -- 7.0%
        4   Artisan Components, Inc.*                                                         105
        6   Axcelis Technologies, Inc.*                                                        68
        5   Credence Systems Corp.* (l)                                                        72
        2   Cymer, Inc.*                                                                       73
        7   Entegris, Inc.*                                                                    80

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                                          VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            SEMI-CONDUCTORS -- CONTINUED
        9   Mattson Technology, Inc.*                                                $        104
        9   Staktek Holdings, Inc.*                                                            45
            -------------------------------------------------------------------------------------
                                                                                              547
            -------------------------------------------------------------------------------------

            SHIPPING/TRANSPORTATION -- 1.1%
        2   UTI Worldwide, Inc. (Virgin Islands)                                               90
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS -- 6.0%
        9   Aeroflex, Inc.*                                                                   125
        5   Atheros Communications, Inc.*                                                      52
       16   LCC International, Inc.*                                                           78
        8   Nextel Partners, Inc., Class A*                                                   120
        5   Tekelec*                                                                           97
            -------------------------------------------------------------------------------------
                                                                                              472
            -------------------------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 1.8%
        6   C-COR.net Corp.*                                                                   61
        3   Inter-Tel, Inc.                                                                    77
            -------------------------------------------------------------------------------------
                                                                                              138
            -------------------------------------------------------------------------------------

            TRANSPORTATION -- 1.0%
        3   Sirva, Inc.*                                                                       79
            -------------------------------------------------------------------------------------
            Total Common Stocks                                                             7,804
            (Cost $6,566)
            -------------------------------------------------------------------------------------

            MONEY MARKET FUND -- 0.8%
       63   JPMorgan Prime Money Market Fund (a)                                     $         63
            (Cost $63)
            -------------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100.0%                                               $      7,867
            (COST $6,629)

SHARES      COLLATERAL INVESTMENTS                                                          VALUE
-------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (c)
      447   AIM Short Term Investment Co.                                            $        447
      315   Barclays Global Investors Prime
            Money Market Fund                                                                 315
            -------------------------------------------------------------------------------------
                                                                                              762
            -------------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (c)
$     500   Morgan Stanley, 1.52%, due 07/01/04,
            dated 06/30/04, proceeds $500, secured
            by U.S. Government Agency Securities                                              500
            -------------------------------------------------------------------------------------
                                                                                     $      1,262
            -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations

*    -- Non-income producing security.

^^   -- Amount rounds to less than one thousand.

@    -- Security is fully or partially segregated with brokers as initial margin for futures contracts

+    -- All or portion of this security is segregated with the custodian for futures contracts

(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J. P. Morgan Investment Management, Inc.

(c)  -- Investment of cash collateral for portfolio securities on loan.

(l) -- Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.

ADR  -- American Depository Receipt.

USD  -- United States Dollar

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

STATEMENT OF ASSETS
AND LIABILITIES                AS OF JUNE 30, 2004                   (UNAUDITED)
(Amounts in thousands, except per share amounts)

                                                   DYNAMIC           MID CAP           MID CAP           MID CAP         SMALL CAP
                                                 SMALL CAP            EQUITY            GROWTH             VALUE            EQUITY
                                                      FUND              FUND              FUND              FUND              FUND
ASSETS
Investments in non-affiliates, at value    $       205,467   $       204,559   $        59,083   $     1,708,820   $       767,959
Investments in affiliates, at value                  3,910             5,816             1,255            81,279            12,546
----------------------------------------------------------------------------------------------------------------------------------
Total investment securities, at value              209,377           210,375            60,338         1,790,099           780,505
----------------------------------------------------------------------------------------------------------------------------------
Investments held as collateral for
securities lending program                          45,870            12,986             9,612           103,365           140,960
Cash                                                    --                 6                --                86                19
Receivables:
    Investment securities sold                         957             5,523             2,448            14,758                --
    Fund shares sold                                   651               192                 6            21,425             2,068
    Interest and dividends                              35               114                11             1,485               392
    Securities lending (net)                             5                 2                 1                14                16
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                       256,895           229,198            72,416         1,931,232           923,960
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Due to custodian                                    --                --                 8                --                --
    Distributions                                       --               307                --                --                --
    Investment securities purchased                  1,803             6,651             3,140             4,603             2,387
    Collateral for securities
    lending program                                 45,870            12,986             9,612           103,365           140,960
    Fund shares redeemed                               322                 6                31             2,015               941
Accrued liabilities:
    Investment advisory fees                           108               109                24               811               400
    Administration fees                                 22                21                 2               140                86
    Shareholder servicing fees                          18                 8                 3               145                10
    Distribution fees                                   76                --                13               302                28
    Custodian fees                                      11                 5                 9                28                31
    Trustees' fees - deferred
    compensation plan                                    8                 7                 1                 4                33
    Other                                              120                44                50                35               139
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                   48,358            20,144            12,893           111,448           145,015
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $       208,537   $       209,054   $        59,523   $     1,819,784   $       778,945
----------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   DYNAMIC           MID CAP           MID CAP           MID CAP         SMALL CAP
                                                 SMALL CAP            EQUITY            GROWTH             VALUE            EQUITY
                                                      FUND              FUND              FUND              FUND              FUND
NET ASSETS
Paid in capital                                    194,055           149,689           305,954         1,624,493           507,675
Accumulated undistributed
(overdistributed) net investment income             (1,359)                3              (134)            2,922            (1,311)
Accumulated net realized gain (loss)
on investments and futures                         (27,768)           18,133          (256,955)           20,182            87,147
Net unrealized appreciation
(depreciation) of investments
and futures                                         43,609            41,229            10,658           172,187           185,434
----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                           $       208,537   $       209,054   $        59,523   $     1,819,784   $       778,945
----------------------------------------------------------------------------------------------------------------------------------
    Class A                                $        98,955   $            --   $        56,554   $       632,827   $        88,547
    Class B                                $        62,767   $            --   $         2,969   $       101,246   $        21,824
    Class C                                $        31,593   $            --   $            --   $       208,261   $            --
    Institutional                          $            --   $            --   $            --   $       684,702   $            --
    Select                                 $        15,222   $       209,054   $            --   $       192,748   $       668,574
----------------------------------------------------------------------------------------------------------------------------------
Total                                      $       208,537   $       209,054   $        59,523   $     1,819,784   $       778,945
----------------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest
outstanding ($0.001 par value;
unlimited number of shares authorized):
    Class A                                          5,625                --            10,595            31,639             3,339
    Class B                                          3,759                --               574             5,145               891
    Class C                                          1,895                --                --            10,563                --
    Institutional                                       --                --                --            33,863                --
    Select                                             847             6,199                --             9,579            24,068
Net Asset Value:
    Class A (and redemption price)         $         17.59   $            --   $          5.34   $         20.00   $         26.52
    Class B*                               $         16.70   $            --   $          5.17   $         19.68   $         24.49
    Class C*                               $         16.67   $            --   $            --   $         19.72   $            --
    Institutional (and redemption price)   $            --   $            --   $            --   $         20.22   $            --
    Select (and redemption price)          $         17.96   $         33.72   $            --   $         20.12   $         27.78
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%)                              $         18.66   $            --   $          5.67   $         21.22   $         28.14
Cost of investments                        $       165,768   $       169,146   $        49,680   $     1,617,912   $       595,071
----------------------------------------------------------------------------------------------------------------------------------
Investment securities on loan, at value    $        45,381   $        12,691   $         9,451   $       101,650   $       139,945
----------------------------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       TRUST                          U.S. SMALL
                                                 SMALL CAP         SMALL CAP        U.S. SMALL           COMPANY
                                                    GROWTH            EQUITY           COMPANY     OPPORTUNITIES
                                                      FUND              FUND              FUND              FUND
ASSETS
Investments in non-affiliates, at value    $         4,737   $       357,594   $       227,211   $         7,804
Investments in affiliates, at value                     33             4,242             3,331                63
----------------------------------------------------------------------------------------------------------------
Total investment securities, at value                4,770           361,836           230,542             7,867
----------------------------------------------------------------------------------------------------------------
Investments held as collateral for
securities lending program                           1,124            89,806                --             1,262
Cash                                                    --                39               506                --
Receivables:
    Investment securities sold                         135                --            22,387             1,721
    Fund shares sold                                    --^                8                56                 1
    Interest and dividends                               1               133               140                 1
    Variation margin                                    --                --                16                --
    Securities lending (net)                            --^                7                --                --^
    Expense reimbursements                              15                --                --                 7
----------------------------------------------------------------------------------------------------------------
Total Assets                                         6,045           451,829           253,647            10,859
----------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Investment securities purchased                    156                --            23,152               269
    Collateral for securities
    lending program                                  1,124            89,806                --             1,262
    Fund shares redeemed                                --               242             1,258             1,548
Accrued liabilities:
    Investment advisory fees                            --               145               112                --
    Administration fees                                 --                26                23                --
    Shareholder servicing fees                          --                --                16                --
    Distribution fees                                   --^               --                --                --
    Custodian fees                                      14                12                16                 5
    Trustees' fees - deferred
    compensation plan                                   --^               22                 1                 1
    Other                                               37                38                64                23
----------------------------------------------------------------------------------------------------------------
Total Liabilities                                    1,331            90,291            24,642             3,108
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $         4,714   $       361,538   $       229,005   $         7,751
----------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       TRUST                          U.S. SMALL
                                                 SMALL CAP         SMALL CAP        U.S. SMALL           COMPANY
                                                    GROWTH            EQUITY           COMPANY     OPPORTUNITIES
                                                      FUND              FUND              FUND              FUND
NET ASSETS
Paid in capital                                      5,050           227,256           187,367           164,127
Accumulated undistributed
(overdistributed) net investment income                (16)             (197)             (251)              (35)
Accumulated net realized gain (loss)
on investments and futures                          (1,208)           45,786            23,847          (157,579)
Net unrealized appreciation
(depreciation) of investments
and futures                                            888            88,693            18,042             1,238
----------------------------------------------------------------------------------------------------------------
Total Net Assets                           $         4,714   $       361,538   $       229,005   $         7,751
----------------------------------------------------------------------------------------------------------------
    Class A                                $         1,014   $            --   $            --   $            --
    Class B                                $            --   $            --   $            --   $            --
    Class C                                $            --   $            --   $            --   $            --
    Institutional                          $         3,418   $            --   $       111,668   $            --
    Select                                 $           282   $       361,538   $       117,337   $         7,751
----------------------------------------------------------------------------------------------------------------
Total                                      $         4,714   $       361,538   $       229,005   $         7,751
----------------------------------------------------------------------------------------------------------------

Shares of beneficial interest
outstanding ($0.001 par value;
unlimited number of shares authorized):
    Class A                                            123                --                --                --
    Class B                                             --                --                --                --
    Class C                                             --                --                --                --
    Institutional                                      406                --             7,927                --
    Select                                              34             7,335             8,320               804
Net Asset Value:
    Class A (and redemption price)         $          8.21   $            --   $            --   $            --
    Class B*                               $            --   $            --   $            --   $            --
    Class C*                               $            --   $            --   $            --   $            --
    Institutional (and redemption price)   $          8.43   $            --   $         14.09   $            --
    Select (and redemption price)          $          8.35   $         49.29   $         14.10   $          9.64
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%)                              $          8.71   $            --   $            --   $            --
Cost of investments                        $         3,882   $       273,143   $       212,551   $         6,629
----------------------------------------------------------------------------------------------------------------
Investment securities on loan, at value    $         1,103   $        88,655   $            --   $         1,167
----------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS           FOR THE SIX MONTHS ENDED JUNE 30, 2004          (UNAUDITED)
(Amounts in thousands)

                                                   DYNAMIC           MID CAP           MID CAP           MID CAP         SMALL CAP
                                                 SMALL CAP            EQUITY            GROWTH             VALUE            EQUITY
                                                      FUND              FUND              FUND              FUND              FUND
INVESTMENT INCOME
Dividend                                   $           361   $         1,458   $           276   $        10,017   $         2,222
Dividend income from affiliated
investments*                                            24                27                 2               474                31
Securities lending (net)                                24                 5                 5                28                76
Foreign taxes withheld                                  --                --                --^               --                --
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                409             1,490               283            10,519             2,329
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                               649               645               196             4,609             2,434
Administration fees                                    150               149                45               988               562
Shareholder servicing fees                             250               248                75             1,271               936
Distribution fees                                      453                --                83             1,459               189
Custodian fees                                          33                25                27                89                60
Interest expense                                         1                 1                --^               --                 1
Printing and postage                                    29                13                24                73                41
Professional fees                                       28                23                25                41                32
Registration expenses                                   23                 4                13               121                28
Transfer agent fees                                    269                11                50               669               167
Trustees' fees                                           2                 1                --^               10                 7
Other                                                   21                 9                 3                41                32
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       1,908             1,129               541             9,371             4,489
----------------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                    164               234               125             1,774               939
Less earnings credits                                   --^               --^               --^                1               --^
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                     1,744               895               416             7,596             3,550
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1,335)              595              (133)            2,923            (1,221)
----------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   DYNAMIC           MID CAP           MID CAP           MID CAP         SMALL CAP
                                                 SMALL CAP            EQUITY            GROWTH             VALUE            EQUITY
                                                      FUND              FUND              FUND              FUND              FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                     13,505            17,961             6,591            20,871            74,344
Change in net unrealized
appreciation/depreciation of:
    Investments                                     (3,596)           (2,167)           (1,368)           66,752               910

Net realized and unrealized gain (loss)
on investments and futures                           9,909            15,794             5,223            87,623            75,254
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                            $         8,574   $        16,389   $         5,090   $        90,546   $        74,033
----------------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :       $             4   $             5   $            --^  $            78   $             5
----------------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                      U.S. SMALL
                                                 SMALL CAP       TRUST SMALL        U.S. SMALL           COMPANY
                                                    GROWTH        CAP EQUITY           COMPANY     OPPORTUNITIES
                                                      FUND              FUND              FUND              FUND
INVESTMENT INCOME
Interest                                   $            --   $            --   $             3   $            --
Dividend                                                 7             1,019             1,068                15
Dividend income from affiliated
investments*                                             1                12                30                 1
Securities lending (net)                                 1                17                11                --^
Foreign taxes withheld                                  --^               --                (2)               --^
----------------------------------------------------------------------------------------------------------------
Total investment income                                  9             1,048             1,110                16
----------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                19             1,215               875                29
Administration fees                                      3               280               219                 7
Shareholder servicing fees                               3               467               268                12
Distribution fees                                        1                --                --                --
Custodian fees                                          29                30                44                21
Interest expense                                        --                 2                 2                 1
Printing and postage                                    --                24                15                 1
Professional fees                                       25                25                28                27
Registration expenses                                   20                15                18                10
Transfer agent fees                                     17                11                42                12
Trustees' fees                                          --^                3                 2                --^
Other                                                    4                11                13                 3
----------------------------------------------------------------------------------------------------------------
Total expenses                                         121             2,083             1,526               123
----------------------------------------------------------------------------------------------------------------
Less amounts waived                                     25               899               166                48
Less earnings credits                                   --^               --^               --^               --^
Less expense reimbursements                             71                --                --                25
----------------------------------------------------------------------------------------------------------------
    Net expenses                                        25             1,184             1,360                50
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (16)             (136)             (250)              (34)
----------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                      U.S. SMALL
                                                 SMALL CAP       TRUST SMALL        U.S. SMALL           COMPANY
                                                    GROWTH        CAP EQUITY           COMPANY     OPPORTUNITIES
                                                      FUND              FUND              FUND              FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                        236            39,471            81,599             1,053
    Futures                                             --                --               242                --
Change in net unrealized
appreciation/depreciation of:
    Investments                                         95              (348)          (78,569)             (382)
    Futures                                             --                --                90                --

Net realized and unrealized gain (loss)
on investments and futures                             331            39,123             3,362               671
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                            $           315   $        38,987   $         3,112   $           637
----------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :       $            --^  $             2   $             5   $            --^
----------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS               FOR THE PERIODS INDICATED                (UNAUDITED)
 (Amounts in thousands)

                                                      DYNAMIC SMALL CAP FUND                 MID CAP EQUITY FUND
                                           ---------------------------------   ---------------------------------
                                            1/1/04 Through        Year Ended    1/1/04 Through        Year Ended
                                                   6/30/04          12/31/03           6/30/04          12/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)               $        (1,335)  $        (2,278)  $           595   $           779
Net realized gain (loss) on
investments                                         13,505             6,539            17,961             6,558
Change in net unrealized appreciation/
depreciation of investments                         (3,596)           47,379            (2,167)           39,408
----------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                  8,574            51,640            16,389            46,745
----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                   --                --              (582)             (782)
Net realized gain on
investment transactions                                 --                --                --            (5,709)
----------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                 --                --              (582)           (6,491)
----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                  8,598           (12,619)             (819)           15,181
----------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets             17,172            39,021            14,988            55,435
----------------------------------------------------------------------------------------------------------------
Beginning of period                                191,365           152,344           194,066           138,631
----------------------------------------------------------------------------------------------------------------
End of period                              $       208,537   $       191,365   $       209,054   $       194,066
----------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                          $        (1,359)  $           (24)  $             3   $           (10)
----------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                         MID CAP GROWTH FUND                  MID CAP VALUE FUND
                                           ---------------------------------   ---------------------------------
                                            1/1/04 Through        Year Ended    1/1/04 Through        Year Ended
                                                   6/30/04          12/31/03           6/30/04          12/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)               $          (133)  $          (629)  $         2,923   $         2,226
Net realized gain (loss) on
investments                                          6,591            (1,935)           20,871             5,402
Change in net unrealized appreciation/
depreciation of investments                         (1,368)           21,065            66,752           102,487
----------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                  5,090            18,501            90,546           110,115
----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                   --                --                --            (2,288)
Net realized gain on
investment transactions                                 --                --                --            (4,605)
----------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                 --                --                --            (6,893)
----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                 (6,134)          (14,090)          872,909           631,214
----------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets             (1,044)            4,411           963,455           734,436
----------------------------------------------------------------------------------------------------------------
Beginning of period                                 60,567            56,156           856,329           121,893
----------------------------------------------------------------------------------------------------------------
End of period                              $        59,523   $        60,567   $     1,819,784   $       856,329
----------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                          $          (134)  $            (1)  $         2,922   $            (1)
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       SMALL CAP EQUITY FUND               SMALL CAP GROWTH FUND
                                           ---------------------------------   ---------------------------------
                                            1/1/04 Through        Year Ended    1/1/04 Through        Year Ended
                                                   6/30/04          12/31/03           6/30/04          12/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)               $        (1,221)  $        (2,067)  $           (16)  $           (21)
Net realized gain (loss) on
investments                                         74,344            34,654               236              (334)
Change in net unrealized appreciation/
depreciation of investments                            910           173,648                95             1,296
----------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                 74,033           206,235               315               941
----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net Investment Income                                   --                --                --                --
----------------------------------------------------------------------------------------------------------------
Net realized gain on
investment transactions                                 --                --                --                --
----------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                 --                --                --                --
----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                (41,553)          (62,159)                3             1,655
----------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets             32,480           144,076               318             2,596
----------------------------------------------------------------------------------------------------------------
Beginning of period                                746,465           602,389             4,396             1,800
----------------------------------------------------------------------------------------------------------------
End of period                              $       778,945   $       746,465   $         4,714   $         4,396
----------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                          $        (1,311)  $           (90)  $           (16)  $            --^
----------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                 TRUST SMALL CAP EQUITY FUND             U.S. SMALL COMPANY FUND
                                           ---------------------------------   ---------------------------------
                                            1/1/04 Through        Year Ended    1/1/04 Through        Year Ended
                                                   6/30/04          12/31/03           6/30/04          12/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)               $          (136)  $           121   $          (250)  $           853
Net realized gain (loss) on
investments and futures                             39,471            18,926            81,841             7,207
Change in net unrealized appreciation
(depreciation) of investments
and futures                                           (348)           77,999           (78,479)          105,478
----------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                 38,987            97,046             3,112           113,538
----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                   --              (111)               --            (1,000)
Net realized gain on
investment transactions                                 --            (5,840)               --                --
----------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                 --            (5,951)               --            (1,000)
----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                (63,402)           35,795          (113,565)         (186,555)
----------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets            (24,415)          126,890          (110,453)          (74,017)
----------------------------------------------------------------------------------------------------------------
Beginning of period                                385,953           259,063           339,458           413,475
----------------------------------------------------------------------------------------------------------------
End of period                              $       361,538   $       385,953   $       229,005   $       339,458
----------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                          $          (197)  $           (61)  $          (251)  $            (1)
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                  U.S. SMALL COMPANY
                                                  OPPORTUNITIES FUND
                                           ---------------------------------
                                            1/1/04 through        Year Ended
                                                   6/30/04          12/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)               $           (34)  $          (137)
Net realized gain (loss) on
investments                                          1,053            (3,387)
Change in net unrealized appreciation
(depreciation) of investments                         (382)            3,777
----------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                    637               253
----------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                   --                --
Net realized gain on
investment transactions                                 --                --
----------------------------------------------------------------------------
    Total distributions to shareholders                 --                --
----------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                 (2,619)          (45,370)
----------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets             (1,982)          (45,117)
----------------------------------------------------------------------------
Beginning of period                                  9,733            54,850
----------------------------------------------------------------------------
End of period                              $         7,751   $         9,733
----------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                          $           (35)  $            (1)
----------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL
STATEMENTS                                                           (UNAUDITED)

1. ORGANIZATION

J.P. Morgan Funds ("JPMF"), J.P. Morgan Institutional Funds ("JPMIF"), J.P. Morgan Mutual Fund Group ("JPMMFG"), J.P. Morgan Mutual Fund Select Group ("JPMMFSG") and J.P. Morgan Mutual Fund Investment Trust ("JPMMFIT") were organized as Massachusetts business trusts and J.P. Morgan Fleming Mutual Fund Group, Inc. ("JPMFMFG") was organized as a Maryland corporation. JPMF, JPMIF, JPMMFG, JPMMFSG, JPMMFIT and JPMFMFG (collectively, the "Trusts") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Trusts were organized on the following dates:

            TRUST  DATE
             JPMF  November 4, 1992
            JPMIF  November 4, 1992
           JPMMFG  May 11, 1987
          JPMMFSG  October 1, 1996
          JPMMFIT  September 23, 1997
          JPMFMFG  August 19, 1997

The following are nine separate portfolios of the Trusts (collectively, the "Funds"):

                                                            FUND  CLASSES OFFERED
                        JPMorgan Dynamic Small Cap Fund ("DSCF")  Class A, Class B, Class C and Select
                           JPMorgan Mid Cap Equity Fund ("MCEF")  Select
                           JPMorgan Mid Cap Growth Fund ("MCGF")  Class A and Class B
                            JPMorgan Mid Cap Value Fund ("MCVF")  Class A, Class B, Class C, Institutional and Select
                         JPMorgan Small Cap Equity Fund ("SCEF")  Class A, Class B and Select
                         JPMorgan Small Cap Growth Fund ("SCGF")  Class A, Institutional and Select
                  JPMorgan Trust Small Cap Equity Fund ("TSCEF")  Select
                      JPMorgan U.S. Small Company Fund ("USSCF")  Institutional and Select
       JPMorgan U.S. Small Company Opportunities Fund ("USSCOF")  Select

USSCOF is a separate series of JPMF. USSCF is a separate series of JPMIF. SCEF and DSCF are separate series of JPMMFG. MCEF and TSCEF are separate series of JPMMFSG. MCGF is a separate series of JPMMFIT. MCVF and SCGF are separate series of JPMFMFG. On September 12, 2003, SCGF Class B and Class C shares merged into Class A shares and Class B and Class C shares closed.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class shares and Select Class shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares for which front-end charges have been waived may be subject to redemption charges as described in the Funds' prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, each of the Funds applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund's advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities, and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes; i.e., to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the

Funds' credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2004, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITIES ON LOAN -- For all of the Funds, the Board of Trustees has approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB"), an affiliate of the Funds, acting as lending agent to certain borrowers. By lending investment securities, the Funds attempt to increase net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times, to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund also continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. JPMCB invests the cash collateral on behalf of the Funds in accordance with investment guidelines contained in the securities lending agreement.

At June 30, 2004, the market value of securities loaned and the amount of collateral received were as follows (amounts in thousands):

                 MARKET VALUE OF        MARKET VALUE OF
               SECURITIES LOANED    COLLATERAL RECEIVED
DSCF                   $  45,381              $  45,870
MCEF                      12,691                 12,986
MCGF                       9,451                  9,612
MCVF                     101,650                103,365
SCEF                     139,945                140,960
SCGF                       1,103                  1,124
TSCEF                     88,655                 89,806
USSCOF                     1,167                  1,262

JPMCB as lending agent receives a fee equal to 0.05% (0.06% prior to January 31, 2004) of the average dollar value of loans of U.S. securities outstanding during a given month and 0.10% (0.1142% prior to January 31, 2004) of the average dollar value of loans on non-U.S. securities outstanding during a given month from the Funds as detailed below (amounts in thousands):

DSCF                 $   9
MCEF                     2
MCGF                     2
MCVF                    13
SCEF                    39
SCGF                    --^
TSCEF                    4
USSCF                    2
USSCOF                  --^

^ Amount rounds to less than one thousand.

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Fund from any loss resulting from a borrower's failure to return a loaned security when due.

E. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

F. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

G. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

H. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

I. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management ("JPMIM" or the "Advisor") acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of J.P Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P Morgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                    INVESTMENT
              ADVISORY FEE (%)
FUND
DSCF                     0.65%
MCEF                     0.65%
MCGF                     0.65%
MCVF                     0.70%
SCEF                     0.65%
SCGF                     0.80%
TSCEF                    0.65%
USSCF                    0.60%
USSCOF                   0.60%

The Advisors waived fees as outlined in Note 3.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                      CLASS A   CLASS B   CLASS C
FUND
DSCF                     0.25      0.75      0.75
MCGF                     0.25      0.75       n/a
MCVF                     0.25      0.75      0.75
SCEF                     0.25      0.75       n/a
SCGF                     0.25       n/a       n/a

In addition, JPMFD is entiltled to receive the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in 3.F.

C. SHAREHOLDER SERVICING FEE -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMCB, under which JPMCB provides account administration and personal account maintenance services to shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                              INSTITUTIONAL   SELECT
                CLASS A   CLASS B   CLASS C           CLASS    CLASS
FUND
DSCF               0.25      0.25      0.25             n/a     0.25
MCEF                n/a       n/a       n/a             n/a     0.25
MCGF               0.25      0.25       n/a             n/a      n/a
MCVF               0.25      0.25      0.25            0.10     0.25
SCEF               0.25      0.25       n/a             n/a     0.25
SCGF               0.25       n/a       n/a            0.10     0.25
TSCEF               n/a       n/a       n/a             n/a     0.25
USSCF               n/a       n/a       n/a            0.10     0.25
USSCOF              n/a       n/a       n/a             n/a     0.25

JPMCB may enter into services contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholder and administrative services

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the JPMMFG, JPMMFSG, JPMMFIT, JPMFMFG, JPMF, and JPMIF with JPMCB are terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, LP ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                              INSTITUTIONAL   SELECT
                CLASS A   CLASS B   CLASS C           CLASS    CLASS
FUND
DSCF               1.50      2.12      2.12             n/a     1.10
MCEF                n/a       n/a       n/a             n/a     1.00
MCGF               1.35      2.05       n/a             n/a      n/a
MCVF               1.25      2.00      2.00            0.75     1.00
SCEF               1.38      2.12       n/a             n/a     0.85
SCGF               1.60       n/a       n/a            0.85     1.10
USSCF               n/a       n/a       n/a            0.83     1.01
USSCOF              n/a       n/a       n/a             n/a     1.02

The contractual expense limitation agreements were in effect for the six months ended June 30, 2004 for the Funds. The expense limitation percentages in the table above are due to expire on April 30, 2005.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended June 30, 2004, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands).

Neither the Funds' service providers nor the Administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                          CONTRACTUAL WAIVERS
                  --------------------------------------------------------------------
                  INVESTMENT                    SHAREHOLDER                                 CONTRACTUAL
                    ADVISORY   ADMINISTRATION     SERVICING  DISTRIBUTION        TOTAL   REIMBURSEMENTS
FUND
DSCF              $       --       $       20    $      144    $       --   $      164        $      --
MCEF                      --               --           135            --          135               --
MCGF                      38               30            57            --          125               --
MCVF                     793              270           593            --        1,656               --
SCEF                      --               37           889            13          939               --
SCGF                      19                3             3            --           25               71
USSCF                     --               34           132            --          166               --
USSCOF                    29                7            12            --           48               25
-------------------------------------------------------------------------------------------------------
Total             $      879       $      401    $    1,965    $       13   $    3,258        $      96
-------------------------------------------------------------------------------------------------------

                                  VOLUNTARY WAIVERS
                  --------------------------------------------------
                  INVESTMENT                   SHAREHOLDER
                    ADVISORY  ADMINISTRATION     SERVICING     TOTAL
FUND
MCEF                $     --        $     36     $      63  $     99
MCVF                      59              59            --       118
TSCEF                    338              94           467       899
--------------------------------------------------------------------
Total               $    397        $    189     $     530  $  1,116
--------------------------------------------------------------------

G. OTHER Certain officers of the Trusts are officers of JPMorgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The Funds may use related party broker/dealers. For the six months ended June 30, 2004 MCEF incurred approximately $1 (in thousands), as brokerage commissions with brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended June 30, 2004 are as follows (amounts in thousands):

                SHAREHOLDER
                  SERVICING    DISTRIBUTION    TRANSFER AGENT
DSCF
Class A          $      119      $      119        $      135
Class B                  78             232                88
Class C                  34             102                38
Select                   19              --                 8
-------------------------------------------------------------
                 $      250      $      453        $      269

MCEF
Select           $      248      $       --        $       11

MCGF
Class A          $       71      $       72        $       48
Class B                   4              11                 2
-------------------------------------------------------------
                 $       75      $       83        $       50
-------------------------------------------------------------

                SHAREHOLDER
                  SERVICING    DISTRIBUTION    TRANSFER AGENT
MCVF
Class A          $      572      $      572        $      395
Class B                 105             315                72
Class C                 190             572               132
Institutional           250              --                56
Select                  154              --                14
-------------------------------------------------------------
                 $    1,271      $    1,459        $      669

SCEF
Class A          $      106      $      106        $      117
Class B                  28              83                31
Select                  802              --                19
-------------------------------------------------------------
                 $      936      $      189        $      167

SCGF
Class A          $        1      $        1        $        8
Institutional             2              --                 5
Select                   --^             --                 4
-------------------------------------------------------------
                 $        3      $        1        $       17

TSCEF
Select           $      467      $       --        $       11

USSCF
Institutional    $       65      $       --        $       11
Select                  203              --                31
-------------------------------------------------------------
                 $      268      $       --        $       42

USSCOF
Select           $       12      $       --        $       12

^ Amount rounds to less than one thousand.

5. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended June 30, 2004, and the year ended December 31, 2003 are as follows (amounts in thousands):

                          SIX MONTHS ENDED JUNE 30, 2004           YEAR ENDED DECEMBER 31, 2003
                       ------------------------------------    ------------------------------------
                                     NET                                     NET
                       INVESTMENT INCOME      REALIZED GAIN    INVESTMENT INCOME      REALIZED GAIN
MCEF
Select                      $        582       $         --         $        782       $      5,709

MCVF
Class A                     $         --       $         --         $        669       $      1,468
Class B                               --                 --                   --                389
Class C                               --                 --                   20                561
Institutional                         --                 --                1,392              1,820
Select                                --                 --                  207                367
---------------------------------------------------------------------------------------------------
                            $         --       $         --         $      2,288       $      4,605

TSCEF
Select                      $         --       $         --         $        111       $      5,840

USSCF
Institutional               $         --       $         --         $        587       $         --
Select                                --                 --                  413                 --
---------------------------------------------------------------------------------------------------
                            $         --       $         --         $      1,000       $         --
---------------------------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                               PURCHASES              SALES          PURCHASES              SALES
                         (EXCLUDING U.S.    (EXCLUDING U.S.            OF U.S.            OF U.S.
                             GOVERNMENT)        GOVERNMENT)         GOVERNMENT         GOVERNMENT
FUND
DSCF                        $     64,519       $     58,612       $         --       $         --
MCEF                             115,766            120,296                 --                 --
MCGF                              40,604             47,111                 --                 --
MCVF                           1,093,599            276,681                 --                 --
SCEF                             195,338            249,124                 --                 --
SCGF                               2,517              2,409                 --                 --
TSCEF                             81,545            150,054                 --                 --
USSCF                            285,258            407,657                 --                 --
USSCOF                             5,668              9,673                 --                 --

7. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2004, were as follows (amounts in thousands):

                                                      GROSS              GROSS     NET UNREALIZED
                               AGGREGATE         UNREALIZED         UNREALIZED      APPRECIATION/
                                    COST       APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
FUND
DSCF                        $    165,768       $     50,434       $     (6,825)      $     43,609
MCEF                             169,146             42,261             (1,032)            41,229
MCGF                              49,680             11,526               (868)            10,658
MCVF                           1,617,912            176,686             (4,499)           172,187
SCEF                             595,071            199,888            (14,454)           185,434
SCGF                               3,882              1,027               (139)               888
TSCEF                            273,143             94,647             (5,954)            88,693
USSCF                            212,551             20,467             (2,476)            17,991
USSCOF                             6,629              1,458               (220)             1,238

8. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds had entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement expired on April 15, 2004, and has been extended to April 14, 2005.

The Funds had no borrowings outstanding at June 30, 2004 nor at any time during the period then ended.

9. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of June 30, 2004, there were individual shareholders who owned 35% and 29% of SCGF.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the combined holding company changed to JPMorgan Chase & Co.

11. SUBSEQUENT EVENTS

TSCEF will undergo changes to its portfolio management team, benchmark, and investment process effective July 16, 2004.

On August 19, 2004, the Board of Trustees approved management's proposals:

1) to enter into an Administration Agreement with One Group Administrative Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co., and

2) to enter into a Distribution Agreement with One Group Dealer Services, Inc., a direct wholly-owned subsidiary of JPMorgan Chase & Co.

The foregoing changes in service providers are expected to occur effective February 19, 2005.

On August 19, 2004, the Board of Trustees of the Trust approved management's proposal to merge the JPMorgan Small Cap Growth Fund and the JPMorgan U.S. Small Company Opportunities Fund (the "Target Funds") with and into the One Group Small Cap Growth Fund. The proposed merger is contingent upon, among other things, approval by the Target Funds' shareholders and regulatory review and receipt of an opinion of counsel to the effect that the merger will qualify as a tax-free reorganization for Federal income tax purposes. If approved, the merger is expected to occur on February 18, 2005, or such later date as the parties to such merger transaction may agree.

12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                        DYNAMIC SMALL CAP FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                      $     19,230         $     33,709
    Shares redeemed                                       (13,639)             (53,209)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $      5,591         $    (19,500)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                             1,117                2,294
    Shares redeemed                                          (795)              (3,769)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        322               (1,475)
--------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                      $      6,539         $     10,241
    Shares redeemed                                        (8,917)             (12,042)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $     (2,378)        $     (1,801)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                               398                  756
    Shares redeemed                                          (550)                (932)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (152)                (176)
--------------------------------------------------------------------------------------

CLASS C SHARES
AMOUNT
    Shares sold                                      $      9,666         $     11,002
    Shares redeemed                                        (2,478)              (2,766)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $      7,188         $      8,236
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                               594                  789
    Shares redeemed                                          (153)                (209)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        441                  580
--------------------------------------------------------------------------------------

                                                        DYNAMIC SMALL CAP FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                      $      5,240         $     11,103
    Shares redeemed                                        (7,043)             (10,657)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $     (1,803)        $        446
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                               296                  806
    Shares redeemed                                          (402)                (861)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (106)                 (55)
--------------------------------------------------------------------------------------

                                                          MID CAP EQUITY FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                      $     25,225         $     38,236
    Shares issued in reinvestment
    of distributions                                           21                4,884
    Shares redeemed                                       (26,065)             (27,939)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $       (819)        $     15,181
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                               771                1,383
    Shares issued in reinvestment
    of distributions                                            1                  160
    Shares redeemed                                          (797)              (1,002)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        (25)                 541
--------------------------------------------------------------------------------------

                                                          MID CAP GROWTH FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                      $      1,241         $        829
    Shares redeemed                                        (7,158)             (14,203)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $     (5,917)        $    (13,374)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                               240                  191
    Shares redeemed                                        (1,391)              (3,409)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     (1,151)              (3,218)
--------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                      $         95         $        351
    Shares redeemed                                          (312)              (1,067)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $       (217)        $       (716)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                                19                   85
    Shares redeemed                                           (63)                (255)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        (44)                (170)
--------------------------------------------------------------------------------------

                                                          MID CAP VALUE FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                      $    376,803         $    251,409
    Shares issued in reinvestment
    of distributions                                           --                1,676
    Shares redeemed                                       (49,247)             (33,488)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $    327,556         $    219,597
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                            19,432               14,916
    Shares issued in reinvestment
    of distributions                                           --                   92
    Shares redeemed                                        (2,538)              (2,080)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     16,894               12,928
--------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                      $     31,317         $     46,760
    Shares issued in reinvestment
    of distributions                                           --                  317
    Shares redeemed                                        (4,205)              (2,807)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $     27,112         $     44,270
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                             1,638                2,882
    Shares issued in reinvestment
    of distributions                                           --                   18
    Shares redeemed                                          (220)                (177)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      1,418                2,723
--------------------------------------------------------------------------------------

CLASS C SHARES
AMOUNT
    Shares sold                                      $    103,760         $     84,896
    Shares issued in reinvestment
    of distributions                                           --                  404
    Shares redeemed                                        (8,246)              (2,423)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $     95,514         $     82,877
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                             5,412                5,088
    Shares issued in reinvestment
    of distributions                                           --                   23
    Shares redeemed                                          (430)                (152)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      4,982                4,959
--------------------------------------------------------------------------------------

                                                          MID CAP VALUE FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                      $    353,211         $    281,596
    Shares issued in reinvestment
    of distributions                                           --                2,657
    Shares redeemed                                       (38,424)             (53,554)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $    314,787         $    230,699
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                            18,035               16,975
    Shares issued in reinvestment
    of distributions                                           --                  145
    Shares redeemed                                        (1,973)              (3,357)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     16,062               13,763
--------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                      $    133,714         $     61,454
    Shares issued in reinvestment
    of distributions                                           --                  528
    Shares redeemed                                       (25,774)              (8,211)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $    107,940         $     53,771
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                             6,824                3,598
    Shares issued in reinvestment
    of distributions                                           --                   29
    Shares redeemed                                        (1,329)                (490)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                      5,495                3,137
--------------------------------------------------------------------------------------

                                                         SMALL CAP EQUITY FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                      $     12,349         $     16,547
    Shares redeemed                                       (20,493)             (29,997)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $     (8,144)        $    (13,450)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                               493                  857
    Shares redeemed                                          (817)              (1,535)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (324)                (678)
--------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                      $        978         $      2,152
    Shares redeemed                                        (3,255)              (8,560)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $     (2,277)        $     (6,408)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                                42                  119
    Shares redeemed                                          (141)                (502)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        (99)                (383)
--------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                      $     56,996         $     86,699
    Shares redeemed                                       (88,128)            (129,000)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $    (31,132)        $    (42,301)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                             2,201                4,330
    Shares redeemed                                        (3,393)              (6,457)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     (1,192)              (2,127)
--------------------------------------------------------------------------------------

                                                         SMALL CAP GROWTH FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                      $        202         $        718
    Shares redeemed                                          (260)                (156)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $        (58)        $        562
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                                24                  104
    Shares redeemed                                           (33)                 (22)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         (9)                  82
--------------------------------------------------------------------------------------

CLASS B SHARES*
AMOUNT
    Shares sold                                      $         --         $         75
    Shares redeemed                                            --                 (275)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $         --         $       (200)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                                --                   12
    Shares redeemed                                            --                  (42)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         --                  (30)
--------------------------------------------------------------------------------------

CLASS C SHARES*
AMOUNT
    Shares sold                                      $         --         $         52
    Shares redeemed                                            --                  (97)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $         --         $        (45)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                                --                    9
    Shares redeemed                                            --                  (15)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         --                   (6)
--------------------------------------------------------------------------------------

* Class ceased operations as of September 12, 2003.

                                                         SMALL CAP GROWTH FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                      $          1         $      1,620
    Shares redeemed                                            --                 (374)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $          1         $      1,246
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                                --^                 232
    Shares redeemed                                            --                  (48)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         --^                 184
--------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                      $         86         $        155
    Shares redeemed                                           (26)                 (63)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $         60         $         92
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                                11                   22
    Shares redeemed                                            (3)                 (12)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          8                   10
--------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                      TRUST SMALL CAP EQUITY FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                      $     21,384         $     78,208
    Shares issued in reinvestment
    of distributions                                           --                4,679
    Shares redeemed                                       (84,786)             (47,092)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $    (63,402)        $     35,795
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                               464                2,037
    Shares issued in reinvestment
    of distributions                                           --                  107
    Shares redeemed                                        (1,823)              (1,219)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     (1,359)                 925
--------------------------------------------------------------------------------------

                                                        U.S. SMALL COMPANY FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                      $      9,676         $     44,698
    Shares issued in reinvestment
    of distributions                                           --                  272
    Shares redeemed                                       (56,220)            (153,678)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $    (46,544)        $   (108,708)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                               688                3,883
    Shares issued in reinvestment
    of distributions                                           --                   21
    Shares redeemed                                        (4,025)             (14,211)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     (3,337)             (10,307)
--------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                      $     12,829         $     35,591
    Shares issued in reinvestment
    of distributions                                           --                  368
    Shares redeemed                                       (79,850)            (113,806)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $    (67,021)        $    (77,847)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                               906                3,163
    Shares issued in reinvestment
    of distributions                                           --                   28
    Shares redeemed                                        (5,757)              (9,973)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     (4,851)              (6,782)
--------------------------------------------------------------------------------------

                                                 U.S. SMALL COMPANY OPPORTUNITIES FUND
                                                 -------------------------------------
                                                 SIX MONTHS ENDED           YEAR ENDED
                                                    JUNE 30, 2004    DECEMBER 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                      $        843         $     12,334
    Shares redeemed                                        (3,462)             (57,704)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                               $     (2,619)        $    (45,370)
--------------------------------------------------------------------------------------
SHARES
    Shares sold                                                90                1,667
    Shares redeemed                                          (365)              (8,376)
--------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (275)              (6,709)
--------------------------------------------------------------------------------------

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS                                                 (UNAUDITED)

CLASS A SHARES

                                                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                           ------------------------------------------   ------------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                               NET ASSET            NET     SECURITIES                     DIVIDENDS
                                  VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                               BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04      $      16.81          (0.09)@         0.87           0.78             --             --             --
Year Ended 12/31/03         $      12.14          (0.16)@         4.83           4.67             --             --             --
Year Ended 12/31/02         $      15.72          (0.18)         (3.40)         (3.58)            --             --             --
11/1/01 Through 12/31/01^   $      14.21          (0.03)          1.54           1.51             --             --             --
Year Ended 10/31/01         $      24.54          (0.24)         (6.71)         (6.95)            --           3.38           3.38
Year Ended 10/31/00         $      15.98          (0.22)@         8.78           8.56             --             --             --
Year Ended 10/31/99         $      12.79          (0.15)          3.34           3.19             --             --             --

MID CAP GROWTH FUND
1/1/04 Through 6/30/04      $       4.91          (0.01)@         0.44           0.43             --             --             --
Year Ended 12/31/03         $       3.57          (0.04)@         1.38           1.34             --             --             --
Year Ended 12/31/02         $       5.06          (0.05)@        (1.44)         (1.49)            --             --             --
10/1/01 Through 12/31/01++  $       4.27          (0.01)          0.80           0.79             --             --             --
Year Ended 9/30/01          $      12.51          (0.02)@        (8.06)         (8.08)            --           0.16           0.16
10/29/99* Through 9/30/00   $      10.00          (0.09)          2.60           2.51             --             --             --

MID CAP VALUE FUND
1/1/04 Through 6/30/04      $      18.62           0.03@          1.35           1.38             --             --             --
Year Ended 12/31/03         $      14.44           0.09@          4.25           4.34           0.05           0.11           0.16
Year Ended 12/31/02         $      14.10           0.07@          0.31           0.38           0.03           0.01           0.04
10/1/01 Through 12/31/01++  $      13.43           0.02@          1.48           1.50           0.08           0.75           0.83
4/30/01** Through 9/30/01   $      14.24           0.04@         (0.85)         (0.81)            --             --             --

  ^ The Fund changed its fiscal year end from October 31 to December 31. ++ The Fund changed its fiscal year end from September 30 to December 31.
  * Commencement of operations.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                           PER SHARE OPERATING PERFORMANCE:
                           --------------------------------
                                NET ASSET
                               VALUE, END          TOTAL
                                OF PERIOD  RETURN (1)(a)
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04       $      17.59           4.64%
Year Ended 12/31/03          $      16.81          38.47%
Year Ended 12/31/02          $      12.14         (22.77%)
11/1/01 Through 12/31/01^    $      15.72          10.63%
Year Ended 10/31/01          $      14.21         (30.60%)
Year Ended 10/31/00          $      24.54          53.57%
Year Ended 10/31/99          $      15.98          24.94%

MID CAP GROWTH FUND
1/1/04 Through 6/30/04       $       5.34           8.76%
Year Ended 12/31/03          $       4.91          37.53%
Year Ended 12/31/02          $       3.57         (29.45%)
10/1/01 Through 12/31/01++   $       5.06          18.50%
Year Ended 9/30/01           $       4.27         (65.10%)
10/29/99* Through 9/30/00    $      12.51          25.12%

MID CAP VALUE FUND
1/1/04 Through 6/30/04       $      20.00           7.41%
Year Ended 12/31/03          $      18.62          30.07%
Year Ended 12/31/02          $      14.44           2.68%
10/1/01 Through 12/31/01++   $      14.10          11.20%
4/30/01** Through 9/30/01    $      13.43          (5.69%)

                                                             RATIOS/SUPPLEMENTAL DATA:
                           -----------------------------------------------------------------------------------------------------
                                                          RATIOS TO AVERAGE NET ASSETS: #
                                          -----------------------------------------------------------------------
                                                                                                   NET INVESTMENT
                            NET ASSETS,                           NET             EXPENSES          INCOME (LOSS)
                                 END OF                    INVESTMENT     WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                 PERIOD            NET         INCOME       REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                             (MILLIONS)       EXPENSES         (LOSS) AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE (a)
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04     $         99           1.50%         (1.09%)               1.72%                 (1.31%)           30%
Year Ended 12/31/03        $         89           1.50%         (1.19%)               1.86%                 (1.54%)           55%
Year Ended 12/31/02        $         82           1.50%         (1.20%)               1.82%                 (1.52%)           52%
11/1/01 Through 12/31/01^  $        125           1.50%         (1.21%)               1.63%                 (1.34%)            8%
Year Ended 10/31/01        $        120           1.50%         (1.13%)               1.64%                 (1.27%)           57%
Year Ended 10/31/00        $        154           1.50%         (0.99%)               1.76%                 (1.25%)           87%
Year Ended 10/31/99        $         78           1.49%         (0.95%)               1.89%                 (1.35%)           92%

MID CAP GROWTH FUND
1/1/04 Through 6/30/04     $         57           1.35%         (0.41%)               1.78%                 (0.84%)           68%
Year Ended 12/31/03        $         58           1.35%         (1.05%)               1.77%                 (1.47%)           69%
Year Ended 12/31/02        $         53           1.35%         (1.15%)               1.62%                 (1.42%)           39%
10/1/01 Through 12/31/01++ $        101           1.35%         (0.84%)               1.35%                 (0.84%)          135%
Year Ended 9/30/01         $         94           1.30%         (0.54%)               1.30%                 (0.54%)          159%
10/29/99* Through 9/30/00  $         33           1.16%         (0.68%)               1.20%                 (0.72%)          147%

MID CAP VALUE FUND
1/1/04 Through 6/30/04     $        633           1.25%          0.35%                1.58%                  0.02%            22%
Year Ended 12/31/03        $        275           1.25%          0.51%                1.65%                  0.11%            32%
Year Ended 12/31/02        $         26           1.25%          0.50%                1.70%                  0.05%            51%
10/1/01 Through 12/31/01++ $          5           1.25%          0.47%                3.72%!!               (2.00%)           15%
4/30/01** Through 9/30/01  $          2           1.30%          0.71%               15.30%!!              (13.29%)!!         98%

(1) Total return figures do not include the effect of any front-end sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                           ------------------------------------------   ------------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                               NET ASSET            NET     SECURITIES                     DIVIDENDS
                                  VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                               BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04      $      24.11          (0.09)@         2.50           2.41             --             --             --
Year Ended 12/31/03         $      17.68          (0.15)@         6.58           6.43             --             --             --
Year Ended 12/31/02         $      21.53          (0.15)@        (3.57)         (3.72)            --           0.13           0.13
11/1/01 Through 12/31/01^   $      19.64          (0.03)@         1.92           1.89             --             --             --
Year Ended 10/31/01         $      27.89          (0.10)         (4.26)         (4.36)            --           3.89           3.89
Year Ended 10/31/00         $      22.77          (0.20)@         7.97           7.77             --           2.65           2.65
Year Ended 10/31/99         $      20.40          (0.13)@         2.67           2.54             --           0.17           0.17

SMALL CAP GROWTH FUND
1/1/04 Through 6/30/04      $       7.67          (0.05)@         0.59           0.54             --             --             --
Year Ended 12/31/03         $       5.50          (0.09)@         2.26           2.17             --             --             --
Year Ended 12/31/02         $       9.25          (0.09)@        (3.66)         (3.75)            --             --             --
10/1/01 Through 12/31/01++  $       6.80          (0.01)          2.46           2.45             --             --             --
4/30/01** Through 9/30/01   $       9.20          (0.05)@        (2.35)         (2.40)            --             --             --

  ^ The Fund changed its fiscal year end from October 31 to December 31.
 ++ The Fund changed its fiscal year end from September 30 to December 31.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                 NET ASSET
                                VALUE, END          TOTAL
                                 OF PERIOD  RETURN (1)(a)
SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04        $      26.52          10.00%
Year Ended 12/31/03           $      24.11          36.37%
Year Ended 12/31/02           $      17.68         (17.30%)
11/1/01 Through 12/31/01^     $      21.53           9.62%
Year Ended 10/31/01           $      19.64         (16.62%)
Year Ended 10/31/00           $      27.89          37.10%
Year Ended 10/31/99           $      22.77          12.49%

SMALL CAP GROWTH FUND
1/1/04 Through 6/30/04        $       8.21           7.04%
Year Ended 12/31/03           $       7.67          39.45%
Year Ended 12/31/02           $       5.50         (40.54%)
10/1/01 Through 12/31/01++    $       9.25          36.03%
4/30/01** Through 9/30/01     $       6.80         (26.09%)

                                                              RATIOS/SUPPLEMENTAL DATA:
                            -----------------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                           -----------------------------------------------------------------------
                                                                                                    NET INVESTMENT
                             NET ASSETS,                           NET             EXPENSES          INCOME (LOSS)
                                  END OF                    INVESTMENT     WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                  PERIOD            NET         INCOME       REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                              (MILLIONS)       EXPENSES         (LOSS) AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE (a)
SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04      $         88           1.38%         (0.75%)               1.63%                 (1.00%)           26%
Year Ended 12/31/03         $         88           1.38%         (0.75%)               1.65%                 (1.02%)           38%
Year Ended 12/31/02         $         77           1.38%         (0.74%)               1.40%                 (0.76%)           51%
11/1/01 Through 12/31/01^   $         71           1.38%         (0.81%)               1.38%                 (0.81%)            6%
Year Ended 10/31/01         $         67           1.39%         (0.80%)               1.40%                 (0.81%)           47%
Year Ended 10/31/00         $         93           1.44%         (0.77%)               1.44%                 (0.77%)           75%
Year Ended 10/31/99         $         98           1.40%         (0.59%)               1.40%                 (0.59%)           92%

SMALL CAP GROWTH FUND
1/1/04 Through 6/30/04      $          1           1.60%         (1.23%)               6.23%!!               (5.86%)!!         52%
Year Ended 12/31/03         $          1           1.60%         (1.30%)              15.48%!!              (15.18%)!!        143%
Year Ended 12/31/02         $          1           1.60%         (1.39%)              21.25%!!              (21.04%)!!         76%
10/1/01 Through 12/31/01++  $         --+          1.54%         (1.27%)              12.17%!!              (11.90%)!!         25%
4/30/01** Through 9/30/01   $         --+          1.60%         (1.37%)              11.04%!!              (10.81%)!!         71%

(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Amount rounds to less than one million.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                           ------------------------------------------   ------------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                               NET ASSET            NET     SECURITIES                     DIVIDENDS
                                  VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                               BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04      $      16.01          (0.14)@         0.83           0.69             --             --             --
Year Ended 12/31/03         $      11.63          (0.24)@         4.62           4.38             --             --             --
Year Ended 12/31/02         $      15.16          (0.27)         (3.26)         (3.53)            --             --             --
11/1/01 Through 12/31/01^   $      13.72          (0.04)          1.48           1.44             --             --             --
Year Ended 10/31/01         $      23.96          (0.23)         (6.63)         (6.86)            --           3.38           3.38
Year Ended 10/31/00         $      15.71          (0.40)@         8.65           8.25             --             --             --
Year Ended 10/31/99         $      12.67          (0.27)          3.31           3.04             --             --             --

MID CAP GROWTH FUND
1/1/04 Through 6/30/04      $       4.77          (0.03)@         0.43           0.40             --             --             --
Year Ended 12/31/03         $       3.49          (0.07)@         1.35           1.28             --             --             --
Year Ended 12/31/02         $       4.99          (0.08)@        (1.42)         (1.50)            --             --             --
10/1/01 Through 12/31/01++  $       4.22          (0.02)          0.79           0.77             --             --             --
Year Ended 9/30/01          $      12.43          (0.07)@        (7.98)         (8.05)            --           0.16           0.16
10/29/99* Through 9/30/00   $      10.00          (0.17)          2.60           2.43             --             --             --

  ^ The Fund changed its fiscal year end from October 31 to December 31. ++ The Fund changed its fiscal year end from September 30 to December 31.
  * Commencement of operations.
  @ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                           PER SHARE OPERATING PERFORMANCE:
                           --------------------------------
                                NET ASSET
                               VALUE, END          TOTAL
                                OF PERIOD  RETURN (1)(a)
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04       $      16.70           4.31%
Year Ended 12/31/03          $      16.01          37.66%
Year Ended 12/31/02          $      11.63         (23.28%)
11/1/01 Through 12/31/01^    $      15.16          10.50%
Year Ended 10/31/01          $      13.72         (31.02%)
Year Ended 10/31/00          $      23.96          52.51%
Year Ended 10/31/99          $      15.71          23.99%

MID CAP GROWTH FUND
1/1/04 Through 6/30/04       $       5.17           8.39%
Year Ended 12/31/03          $       4.77          36.68%
Year Ended 12/31/02          $       3.49         (30.06%)
10/1/01 Through 12/31/01++   $       4.99          18.25%
Year Ended 9/30/01           $       4.22         (65.30%)
10/29/99* Through 9/30/00    $      12.43          24.31%

                                                             RATIOS/SUPPLEMENTAL DATA:
                           -----------------------------------------------------------------------------------------------------
                                                          RATIOS TO AVERAGE NET ASSETS: #
                                          -----------------------------------------------------------------------
                                                                                                   NET INVESTMENT
                            NET ASSETS,                           NET             EXPENSES          INCOME (LOSS)
                                 END OF                    INVESTMENT     WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                 PERIOD            NET         INCOME       REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                             (MILLIONS)       EXPENSES         (LOSS) AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE (a)
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04     $         63           2.12%         (1.71%)               2.22%                 (1.81%)           30%
Year Ended 12/31/03        $         63           2.12%         (1.81%)               2.35%                 (2.05%)           55%
Year Ended 12/31/02        $         48           2.12%         (1.82%)               2.32%                 (2.02%)           52%
11/1/01 Through 12/31/01^  $         72           2.12%         (1.83%)               2.12%                 (1.83%)            8%
Year Ended 10/31/01        $         67           2.13%         (1.75%)               2.14%                 (1.76%)           57%
Year Ended 10/31/00        $        110           2.20%         (1.69%)               2.26%                 (1.75%)           87%
Year Ended 10/31/99        $         66           2.23%         (1.69%)               2.39%                 (1.85%)           92%

MID CAP GROWTH FUND
1/1/04 Through 6/30/04     $          3           2.05%         (1.11%)               2.27%                 (1.33%)           68%
Year Ended 12/31/03        $          3           2.05%         (1.75%)               2.33%                 (2.03%)           69%
Year Ended 12/31/02        $          3           2.05%         (1.85%)               2.32%                 (2.12%)           39%
10/1/01 Through 12/31/01++ $          5           2.05%         (1.53%)               2.05%                 (1.53%)          135%
Year Ended 9/30/01         $          6           2.00%         (1.22%)               2.00%                 (1.22%)          159%
10/29/99* Through 9/30/00  $         25           1.86%         (1.38%)               1.91%                 (1.43%)          147%

(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                           ------------------------------------------   ------------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                               NET ASSET            NET     SECURITIES                     DIVIDENDS
                                  VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                               BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
MID CAP VALUE FUND
1/1/04 Through 6/30/04      $      18.37         (0.03)@          1.34           1.31             --             --             --
Year Ended 12/31/03         $      14.32         (0.03)@          4.19           4.16             --           0.11           0.11
Year Ended 12/31/02         $      14.06         (0.04)@          0.31           0.27             --           0.01           0.01
10/1/01 Through 12/31/01++  $      13.40         (0.01)@          1.47           1.46           0.05           0.75           0.80
4/30/01** Through 9/30/01   $      14.24            --@          (0.84)         (0.84)            --             --             --

SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04      $      22.34         (0.17)@          2.32           2.15             --             --             --
Year Ended 12/31/03         $      16.50         (0.27)@          6.11           5.84             --             --             --
Year Ended 12/31/02         $      20.26         (0.29)@         (3.34)         (3.63)            --           0.13           0.13
11/1/01 Through 12/31/01^   $      18.50         (0.05)@          1.81           1.76             --             --             --
Year Ended 10/31/01         $      26.73         (0.09)          (4.25)         (4.34)            --           3.89           3.89
Year Ended 10/31/00         $      22.06         (0.37)@          7.69           7.32             --           2.65           2.65
Year Ended 10/31/99         $      19.91         (0.28)@          2.60           2.32             --           0.17           0.17

  ^ The Fund changed its fiscal year end from October 31 to December 31.
 ++ The Fund changed its fiscal year end from September 30 to December 31.
 ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                           PER SHARE OPERATING PERFORMANCE:
                           --------------------------------
                                NET ASSET
                               VALUE, END          TOTAL
                                OF PERIOD  RETURN (1)(a)
MID CAP VALUE FUND
1/1/04 Through 6/30/04       $      19.68           7.13%
Year Ended 12/31/03          $      18.37          29.06%
Year Ended 12/31/02          $      14.32           1.94%
10/1/01 Through 12/31/01++   $      14.06          10.94%
4/30/01** Through 9/30/01    $      13.40          (5.90%)

SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04       $      24.49           9.62%
Year Ended 12/31/03          $      22.34          35.39%
Year Ended 12/31/02          $      16.50         (17.94%)
11/1/01 Through 12/31/01^    $      20.26           9.51%
Year Ended 10/31/01          $      18.50         (17.37%)
Year Ended 10/31/00          $      26.73          36.17%
Year Ended 10/31/99          $      22.06          11.69%

                                                             RATIOS/SUPPLEMENTAL DATA:
                           -----------------------------------------------------------------------------------------------------
                                                          RATIOS TO AVERAGE NET ASSETS: #
                                          -----------------------------------------------------------------------
                                                                                                   NET INVESTMENT
                            NET ASSETS,                           NET             EXPENSES          INCOME (LOSS)
                                 END OF                    INVESTMENT     WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                 PERIOD            NET         INCOME       REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                             (MILLIONS)       EXPENSES         (LOSS) AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE (a)
MID CAP VALUE FUND
1/1/04 Through 6/30/04     $        101           1.90%         (0.31%)               2.08%                 (0.49%)           22%
Year Ended 12/31/03        $         68           1.95%         (0.21%)               2.19%                 (0.45%)           32%
Year Ended 12/31/02        $         14           2.00%         (0.27%)               2.49%                 (0.76%)           51%
10/1/01 Through 12/31/01++ $          3           1.99%         (0.27%)               4.47%!!               (2.75%)           15%
4/30/01** Through 9/30/01  $          1           2.03%          0.01%               16.00%!!              (13.96%)!!         98%

SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04     $         22           2.12%         (1.50%)               2.13%                 (1.51%)           26%
Year Ended 12/31/03        $         22           2.12%         (1.49%)               2.21%                 (1.58%)           38%
Year Ended 12/31/02        $         23           2.12%         (1.50%)               2.16%                 (1.54%)           51%
11/1/01 Through 12/31/01^  $         42           2.12%         (1.55%)               2.12%                 (1.55%)            6%
Year Ended 10/31/01        $         39           2.13%         (1.54%)               2.14%                 (1.55%)           47%
Year Ended 10/31/00        $         57           2.17%         (1.50%)               2.17%                 (1.50%)           75%
Year Ended 10/31/99        $         57           2.12%         (1.31%)               2.12%                 (1.31%)           92%

(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                           ------------------------------------------   ------------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                               NET ASSET            NET     SECURITIES                     DIVIDENDS
                                  VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                               BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04      $      15.98         (0.14)@          0.83           0.69             --             --             --
Year Ended 12/31/03         $      11.61         (0.25)@          4.62           4.37             --             --             --
Year Ended 12/31/02         $      15.13         (0.21)          (3.31)         (3.52)            --             --             --
11/1/01 Through 12/31/01^   $      13.70         (0.04)           1.47           1.43             --             --             --
Year Ended 10/31/01         $      23.93         (0.23)          (6.62)         (6.85)            --           3.38           3.38
Year Ended 10/31/00         $      15.69         (0.35)@          8.59           8.24             --             --             --
Year Ended 10/31/99         $      12.66         (0.26)           3.29           3.03             --             --             --

MID CAP VALUE FUND
1/1/04 Through 6/30/04      $      18.41         (0.03)@          1.34           1.31             --             --             --
Year Ended 12/31/03         $      14.35         (0.03)@          4.20           4.17             --^^         0.11           0.11
Year Ended 12/31/02         $      14.09         (0.04)@          0.31           0.27             --           0.01           0.01
10/1/01 Through 12/31/01++  $      13.41         (0.01)@          1.48           1.47           0.04           0.75           0.79
4/30/01** Through 9/30/01   $      14.24            --@          (0.83)         (0.83)            --             --             --

  ^ The Fund changed its fiscal year end from October 31 to December 31. ++ The Fund changed its fiscal year end from September 30 to December 31. ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
 ^^ Amount is less than .005.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                           PER SHARE OPERATING PERFORMANCE:
                           --------------------------------
                                NET ASSET
                               VALUE, END          TOTAL
                                OF PERIOD  RETURN (1)(a)
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04       $      16.67           4.32%
Year Ended 12/31/03          $      15.98          37.64%
Year Ended 12/31/02          $      11.61         (23.26%)
11/1/01 Through 12/31/01^    $      15.13          10.44%
Year Ended 10/31/01          $      13.70         (31.02%)
Year Ended 10/31/00          $      23.93          52.52%
Year Ended 10/31/99          $      15.69          23.93%

MID CAP VALUE FUND
1/1/04 Through 6/30/04       $      19.72           7.12%
Year Ended 12/31/03          $      18.41          29.09%
Year Ended 12/31/02          $      14.35           1.94%
10/1/01 Through 12/31/01++   $      14.09          11.05%
4/30/01** Through 9/30/01    $      13.41          (5.83%)

                                                             RATIOS/SUPPLEMENTAL DATA:
                           -----------------------------------------------------------------------------------------------------
                                                          RATIOS TO AVERAGE NET ASSETS: #
                                          -----------------------------------------------------------------------
                                                                                                   NET INVESTMENT
                            NET ASSETS,                           NET             EXPENSES          INCOME (LOSS)
                                 END OF                    INVESTMENT     WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                 PERIOD            NET         INCOME       REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                             (MILLIONS)       EXPENSES         (LOSS) AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE (a)
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04     $         32           2.12%         (1.71%)               2.22%                 (1.81%)           30%
Year Ended 12/31/03        $         23           2.12%         (1.82%)               2.35%                 (2.04%)           55%
Year Ended 12/31/02        $         10           2.12%         (1.82%)               2.32%                 (2.02%)           52%
11/1/01 Through 12/31/01^  $         11           2.12%         (1.83%)               2.12%                 (1.83%)            8%
Year Ended 10/31/01        $         10           2.13%         (1.76%)               2.14%                 (1.77%)           57%
Year Ended 10/31/00        $         14           2.20%         (1.69%)               2.26%                 (1.75%)           87%
Year Ended 10/31/99        $          6           2.23%         (1.69%)               2.39%                 (1.85%)           92%

MID CAP VALUE FUND
1/1/04 Through 6/30/04     $        208           1.90%         (0.30%)               2.08%                 (0.48%)           22%
Year Ended 12/31/03        $        103           1.95%         (0.19%)               2.19%                 (0.43%)           32%
Year Ended 12/31/02        $          9           2.00%         (0.28%)               2.51%                 (0.79%)           51%
10/1/01 Through 12/31/01++ $          3           1.99%         (0.30%)               4.48%!!               (2.79%)           15%
4/30/01** Through 9/30/01  $          2           2.04%          0.03%               15.95%!!              (13.88%)!!         98%

(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SHARES

                                                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                           ------------------------------------------   ------------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                               NET ASSET            NET     SECURITIES                     DIVIDENDS
                                  VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                               BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
MID CAP VALUE FUND
1/1/04 Through 6/30/04      $      18.77           0.08@          1.37           1.45             --             --             --
Year Ended 12/31/03         $      14.52           0.17@          4.27           4.44           0.08           0.11           0.19
Year Ended 12/31/03         $      14.14           0.15@          0.30           0.45           0.06           0.01           0.07
10/1/01 Through 12/31/01^   $      13.47           0.03@          1.48           1.51           0.09           0.75           0.84
Year Ended 9/30/01          $      13.06           0.15@          1.28           1.43           0.15           0.87           1.02
Year Ended 9/30/00          $      13.56           0.11           2.59           2.70           0.09           3.11           3.20
Year Ended 9/30/99          $      10.62           0.02           3.20           3.22           0.10           0.18           0.28

SMALL CAP GROWTH FUND
1/1/04 Through 6/30/04      $       7.84          (0.02)@         0.61           0.59             --             --             --
Year Ended 12/31/03         $       5.59          (0.04)@         2.29           2.25             --             --             --
Year Ended 12/31/02         $       9.32          (0.04)@        (3.69)         (3.73)            --             --             --
10/1/01 Through 12/31/01^   $       6.83             --           2.49           2.49             --             --             --
Year Ended 8/30/01          $      15.12          (0.07)@        (6.07)         (6.14)            --           2.15           2.15
Year Ended 9/30/00          $      13.45          (0.08)          4.34           4.26           0.04           2.55           2.59
Year Ended 9/30/99          $       9.47           0.08           4.28           4.36           0.09           0.29           0.38

U.S. SMALL COMPANY FUND
1/1/04 Through 6/30/04      $      13.88          (0.01)@         0.22           0.21             --             --             --
Year Ended 12/31/03         $       9.95           0.04@          3.94           3.98           0.05             --           0.05
Year Ended 12/31/02         $      12.57           0.05          (2.61)         (2.56)          0.06             --           0.06
6/1/01 Through 12/31/01++   $      13.34           0.05@         (0.78)         (0.73)          0.04             --           0.04
Year Ended 5/31/01          $      15.11           0.08           0.03           0.11           0.09           1.79           1.88
Year Ended 5/31/00          $      11.98           0.04           3.10           3.14           0.01             --           0.01
Year Ended 5/31/99          $      15.30           0.08          (1.83)         (1.75)          0.08           1.49           1.57

  ^ The Fund changed its fiscal year end from September 30 to December 31. ++ The fund changed its fiscal year end from May 31 to December 31.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                           PER SHARE OPERATING PERFORMANCE:
                           -------------------------------
                                NET ASSET
                               VALUE, END          TOTAL
                                OF PERIOD     RETURN (a)
MID CAP VALUE FUND
1/1/04 Through 6/30/04       $      20.22           7.73%
Year Ended 12/31/03          $      18.77          30.62%
Year Ended 12/31/03          $      14.52           3.23%
10/1/01 Through 12/31/01^    $      14.14          11.30%
Year Ended 9/30/01           $      13.47          11.19%
Year Ended 9/30/00           $      13.06          23.76%
Year Ended 9/30/99           $      13.56          30.41%

SMALL CAP GROWTH FUND
1/1/04 Through 6/30/04       $       8.43           7.53%
Year Ended 12/31/03          $       7.84          40.25%
Year Ended 12/31/02          $       5.59         (40.02%)
10/1/01 Through 12/31/01^    $       9.32          36.46%
Year Ended 8/30/01           $       6.83         (45.44%)
Year Ended 9/30/00           $      15.12          36.33%
Year Ended 9/30/99           $      13.45          46.61%

U.S. SMALL COMPANY FUND
1/1/04 Through 6/30/04       $      14.09           1.51%
Year Ended 12/31/03          $      13.88          40.03%
Year Ended 12/31/02          $       9.95         (20.36%)
6/1/01 Through 12/31/01++    $      12.57          (5.50%)
Year Ended 5/31/01           $      13.34           0.94%
Year Ended 5/31/00           $      15.11          26.23%
Year Ended 5/31/99           $      11.98         (10.79%)

                                                             RATIOS/SUPPLEMENTAL DATA:
                           -----------------------------------------------------------------------------------------------------
                                                          RATIOS TO AVERAGE NET ASSETS: #
                                          -----------------------------------------------------------------------
                                                                                                   NET INVESTMENT
                            NET ASSETS,                           NET             EXPENSES          INCOME (LOSS)
                                 END OF                    INVESTMENT     WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                 PERIOD            NET         INCOME       REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                             (MILLIONS)       EXPENSES         (LOSS) AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE (a)
MID CAP VALUE FUND
1/1/04 Through 6/30/04     $        685           0.75%          0.85%                1.03%                  0.57%            22%
Year Ended 12/31/03        $        334           0.75%          1.00%                1.07%                  0.68%            32%
Year Ended 12/31/03        $         59           0.75%          1.01%                1.22%                  0.54%            51%
10/1/01 Through 12/31/01^  $          4           0.75%          0.94%                3.30%!!               (1.61%)           15%
Year Ended 9/30/01         $          4           0.75%          1.07%                3.25%!!               (1.43%)           98%
Year Ended 9/30/00         $          5           0.97%          0.84%                4.24%!!               (2.43%)           99%
Year Ended 9/30/99         $          4           1.25%          0.06%                5.11%!!               (3.80%)!!        109%

SMALL CAP GROWTH FUND
1/1/04 Through 6/30/04     $          3           0.85%         (0.48%)               4.70%                 (4.33%)           52%
Year Ended 12/31/03        $          3           0.85%         (0.58%)              10.08%!!               (9.81%)!!        143%
Year Ended 12/31/02        $          1           0.85%         (0.64%)               8.07%!!               (7.86%)!!         76%
10/1/01 Through 12/31/01^  $          2           0.85%         (0.62%)               6.66%!!               (6.43%)!!         25%
Year Ended 8/30/01         $          2           0.85%         (0.53%)               5.82%!!               (5.50%)!!         71%
Year Ended 9/30/00         $          4           1.05%         (0.61%)               5.47%!!               (5.03%)!!         88%
Year Ended 9/30/99         $          2           1.35%         (0.68%)              10.19%!!               (9.52%)!!         71%

U.S. SMALL COMPANY FUND
1/1/04 Through 6/30/04     $        112           0.83%         (0.07%)               0.95%                 (0.19%)          100%
Year Ended 12/31/03        $        183           0.83%          0.33%                0.95%                  0.21%            78%
Year Ended 12/31/02        $        214           0.83%          0.41%                0.93%                  0.31%            90%
6/1/01 Through 12/31/01++  $        269           0.82%          0.57%                0.86%                  0.53%            48%~
Year Ended 5/31/01         $        410           0.82%          0.54%                0.82%                  0.54%           110%~
Year Ended 5/31/00         $        358           0.80%          0.26%                0.82%                  0.24%           104%~
Year Ended 5/31/99         $        345           0.80%          0.55%                0.85%                  0.50%           104%~

  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
 ~ Prior to September 10, 2001, USSCF invested all of its investable assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of USSCP.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT SHARES

                                                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                           ------------------------------------------   ------------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                               NET ASSET            NET     SECURITIES                     DIVIDENDS
                                  VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                               BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04      $      17.13          (0.06)@         0.89           0.83             --             --             --
Year Ended 12/31/03         $      12.32          (0.11)@         4.92           4.81             --             --             --
Year Ended 12/31/02         $      15.89          (0.08)         (3.49)         (3.57)            --             --             --
11/1/01 Through 12/31/01^   $      14.37          (0.02)          1.54           1.52             --             --             --
Year Ended 10/31/01         $      24.65          (0.21)         (6.69)         (6.90)            --           3.38           3.38
Year Ended 10/31/00         $      15.98          (0.13)@         8.80           8.67             --             --             --
4/15/99** Through 10/31/99  $      14.11          (0.05)          1.92           1.87             --             --             --

MID CAP EQUITY FUND
1/1/04 Through 6/30/04      $      31.18           0.10           2.53           2.63           0.09             --           0.09
Year Ended 12/31/03         $      24.39           0.13           7.71           7.84           0.13           0.92           1.05
Year Ended 12/31/02         $      29.51           0.13          (4.07)         (3.94)          0.13           1.05           1.18
11/1/01 Through 12/31/01^   $      26.17           0.02           3.43           3.45           0.02           0.09           0.11
Year Ended 10/31/01         $      37.85           0.12          (5.30)         (5.18)          0.12           6.38           6.50
Year Ended 10/31/00         $      37.55           0.17           9.34           9.51           0.20           9.01           9.21
Year Ended 10/31/99         $      29.63           0.15           8.52           8.67           0.14           0.61           0.75

MID CAP VALUE FUND
1/1/04 Through 6/30/04      $      18.70           0.06@          1.36           1.42             --             --             --
Year Ended 12/31/03         $      14.48           0.12@          4.27           4.39           0.06           0.11           0.17
Year Ended 12/31/02         $      14.14           0.14@          0.27           0.41           0.06           0.01           0.07
10/31/01** Through
  12/31/01++                $      13.48           0.01@          1.49           1.50           0.09           0.75           0.84

  ^ The Fund changed its fiscal year end from October 31 to December 31. ++ The Fund changed its fiscal year end from September 30 to December 31. ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                 NET ASSET
                                VALUE, END          TOTAL
                                 OF PERIOD     RETURN (a)
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04        $      17.96           4.85%
Year Ended 12/31/03           $      17.13          39.04%
Year Ended 12/31/02           $      12.32         (22.47%)
11/1/01 Through 12/31/01^     $      15.89          10.58%
Year Ended 10/31/01           $      14.37         (30.20%)
Year Ended 10/31/00           $      24.65          54.26%
4/15/99** Through 10/31/99    $      15.98          13.25%

MID CAP EQUITY FUND
1/1/04 Through 6/30/04        $      33.72           8.45%
Year Ended 12/31/03           $      31.18          32.29%
Year Ended 12/31/02           $      24.39         (13.39%)
11/1/01 Through 12/31/01^     $      29.51          13.20%
Year Ended 10/31/01           $      26.17         (15.27%)
Year Ended 10/31/00           $      37.85          30.94%
Year Ended 10/31/99           $      37.55          29.65%

MID CAP VALUE FUND
1/1/04 Through 6/30/04        $      20.12           7.59%
Year Ended 12/31/03           $      18.70          30.34%
Year Ended 12/31/02           $      14.48           2.90%
10/31/01** Through
  12/31/01++                  $      14.14          11.18%

                                                              RATIOS/SUPPLEMENTAL DATA:
                            -----------------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                           -----------------------------------------------------------------------
                                                                                                    NET INVESTMENT
                             NET ASSETS,                           NET             EXPENSES          INCOME (LOSS)
                                  END OF                    INVESTMENT     WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                  PERIOD            NET         INCOME       REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                              (MILLIONS)       EXPENSES         (LOSS) AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE (a)
DYNAMIC SMALL CAP FUND
1/1/04 Through 6/30/04      $         15           1.10%         (0.69%)               1.29%                 (0.88%)           30%
Year Ended 12/31/03         $         16           1.10%         (0.79%)               1.28%                 (0.97%)           55%
Year Ended 12/31/02         $         12           1.10%         (0.79%)               1.22%                 (0.91%)           52%
11/1/01 Through 12/31/01^   $          8           1.10%         (0.82%)              10.33%!!              (10.05%)!!          8%
Year Ended 10/31/01         $         --+          1.12%         (0.76%)              12.21%!!              (11.86%)!!         57%
Year Ended 10/31/00         $         --+          1.10%         (0.59%)              15.48%!!              (14.97%)!!         87%
4/15/99** Through 10/31/99  $         --+          1.91%         (0.96%)              34.70%!!              (33.75%)!!         92%

MID CAP EQUITY FUND
1/1/04 Through 6/30/04      $        209           0.90%          0.60%                1.14%                  0.36%            59%
Year Ended 12/31/03         $        194           0.90%          0.48%                1.14%                  0.24%            62%
Year Ended 12/31/02         $        139           0.77%          0.51%                1.14%                  0.14%            84%
11/1/01 Through 12/31/01^   $        155           0.60%          0.38%                1.15%                 (0.17%)            2%
Year Ended 10/31/01         $        133           0.55%          0.38%                1.15%                 (0.22%)           55%
Year Ended 10/31/00         $        164           0.41%          0.52%                1.14%                 (0.21%)           84%
Year Ended 10/31/99         $        129           0.07%          0.44%                0.93%                 (0.42%)          101%

MID CAP VALUE FUND
1/1/04 Through 6/30/04      $        193           1.00%          0.60%                1.18%                  0.42%            22%
Year Ended 12/31/03         $         76           1.00%          0.74%                1.24%                  0.50%            32%
Year Ended 12/31/02         $         14           1.00%          0.96%                1.71%                  0.25%            51%
10/31/01** Through
  12/31/01++                $         --+          0.99%          0.58%                3.68%!!               (2.11%)!!         15%

SEE NOTES TO FINANCIAL STATEMENTS.

  + Amounts round to less than one million.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                                                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                           ------------------------------------------   ------------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                               NET ASSET            NET     SECURITIES                     DIVIDENDS
                                  VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                               BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04      $      25.18          (0.03)@         2.63           2.60             --             --             --
Year Ended 12/31/03         $      18.37          (0.04)@         6.85           6.81             --             --             --
Year Ended 12/31/02         $      22.25          (0.04)@        (3.71)         (3.75)            --           0.13           0.13
11/1/01 Through 12/31/01^   $      20.27          (0.01)@         1.99           1.98             --             --             --
Year Ended 10/31/01         $      28.52          (0.10)         (4.26)         (4.36)            --           3.89           3.89
Year Ended 10/31/00         $      23.10          (0.05)@         8.12           8.07             --           2.65           2.65
Year Ended 10/31/99         $      20.59          (0.02)@         2.70           2.68             --           0.17           0.17

SMALL CAP GROWTH FUND
1/1/04 Through 6/30/04      $       7.79          (0.03)@         0.59           0.56             --             --             --
Year Ended 12/31/03         $       5.56          (0.05)@         2.28           2.23             --             --             --
Year Ended 12/31/02         $       9.30          (0.06)@        (3.68)         (3.74)            --             --             --
10/31/01** Through
  12/31/01++                $       7.77          (0.01)          1.54           1.53             --             --             --

TRUST SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04      $      44.39          (0.02)          4.92           4.90             --             --             --
Year Ended 12/31/03         $      33.35           0.02          11.70          11.72           0.01           0.67           0.68
Year Ended 12/31/02         $      40.46           0.04          (6.86)         (6.82)          0.03           0.26           0.29
11/1/01 Through 12/31/01^   $      36.65           0.01           3.81           3.82           0.01             --           0.01
Year Ended 10/31/01         $      51.12           0.10          (7.61)         (7.51)          0.14           6.82           6.96
Year Ended 10/31/00         $      47.66           0.08          12.44          12.52           0.08           8.98           9.06
Year Ended 10/31/99         $      52.73           0.64          (2.50)         (1.86)          0.64           2.57           3.21

  ^ The Fund changed its fiscal year end from October 31 to December 31. ++ The Fund changed its fiscal year end from September 30 to December 31. ** Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                           PER SHARE OPERATING PERFORMANCE:
                           --------------------------------
                                NET ASSET
                               VALUE, END          TOTAL
                                OF PERIOD  RETURN (1)(a)
SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04       $      27.78          10.33%
Year Ended 12/31/03          $      25.18          37.07%
Year Ended 12/31/02          $      18.37         (16.87%)
11/1/01 Through 12/31/01^    $      22.25           9.77%
Year Ended 10/31/01          $      20.27         (16.19%)
Year Ended 10/31/00          $      28.52          37.94%
Year Ended 10/31/99          $      23.10          13.06%

SMALL CAP GROWTH FUND
1/1/04 Through 6/30/04       $       8.35           7.19%
Year Ended 12/31/03          $       7.79          40.11%
Year Ended 12/31/02          $       5.56         (40.22%)
10/31/01** Through
  12/31/01++                 $       9.30          19.69%

TRUST SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04       $      49.29          11.04%
Year Ended 12/31/03          $      44.39          35.20%
Year Ended 12/31/02          $      33.35         (16.94%)
11/1/01 Through 12/31/01^    $      40.46          10.42%
Year Ended 10/31/01          $      36.65         (15.47%)
Year Ended 10/31/00          $      51.12          30.16%
Year Ended 10/31/99          $      47.66          (4.20%)

                                                              RATIOS/SUPPLEMENTAL DATA:
                            -----------------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                           -----------------------------------------------------------------------
                                                                                                    NET INVESTMENT
                             NET ASSETS,                           NET             EXPENSES          INCOME (LOSS)
                                  END OF                    INVESTMENT     WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                  PERIOD            NET         INCOME       REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                              (MILLIONS)       EXPENSES         (LOSS) AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE (a)
SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04      $        669           0.85%         (0.23%)               1.11%                 (0.49%)           26%
Year Ended 12/31/03         $        636           0.85%         (0.22%)               1.12%                 (0.49%)           38%
Year Ended 12/31/02         $        502           0.85%         (0.22%)               1.09%                 (0.46%)           51%
11/1/01 Through 12/31/01^   $        532           0.88%         (0.31%)               1.10%                 (0.53%)            6%
Year Ended 10/31/01         $        390           0.88%         (0.30%)               1.12%                 (0.54%)           47%
Year Ended 10/31/00         $        383           0.88%         (0.20%)               1.13%                 (0.45%)           75%
Year Ended 10/31/99         $        269           0.88%         (0.07%)               1.13%                 (0.32%)           92%

SMALL CAP GROWTH FUND
1/1/04 Through 6/30/04      $         --+          1.10%         (0.72%)               7.65%                 (7.27%)           52%
Year Ended 12/31/03         $         --+          1.10%         (0.81%)              24.96%!!              (24.67%)!!        143%
Year Ended 12/31/02         $         --+          1.10%         (0.89%)              24.20%!!              (23.99%)!!         76%
10/31/01** Through
  12/31/01++                $         --+          1.10%         (0.88%)               9.40%!!               (9.18%)!!         25%

TRUST SMALL CAP EQUITY FUND
1/1/04 Through 6/30/04      $        362           0.63%         (0.07%)               1.11%                 (0.55%)           22%
Year Ended 12/31/03         $        386           0.60%          0.04%                1.10%                 (0.46%)           48%
Year Ended 12/31/02         $        259           0.51%          0.10%                1.11%                 (0.50%)           52%
11/1/01 Through 12/31/01^   $        317           0.40%          0.09%                1.12%                 (0.63%)            7%
Year Ended 10/31/01         $        299           0.34%          0.28%                1.13%                 (0.51%)           50%
Year Ended 10/31/00         $        380           0.50%          0.19%                1.07%                 (0.38%)           76%
Year Ended 10/31/99         $        339           0.04%          1.16%                0.86%                  0.34%            55%

(a) Not annualized for periods less than one year.
  + Amount rounds to less than one million.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:                  LESS DISTRIBUTIONS:
                                           ------------------------------------------   ------------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                               NET ASSET            NET     SECURITIES                     DIVIDENDS
                                  VALUE,     INVESTMENT          (BOTH     TOTAL FROM       FROM NET  DISTRIBUTIONS
                               BEGINNING         INCOME   REALIZED AND     INVESTMENT     INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS         INCOME          GAINS  DISTRIBUTIONS
U.S. SMALL COMPANY FUND+
1/1/04 Through 6/30/04      $      13.90          (0.02)@         0.22           0.20             --             --             --
Year Ended 12/31/03         $       9.97           0.02@          3.94           3.96           0.03             --           0.03
Year Ended 12/31/02         $      12.57           0.03          (2.60)         (2.57)          0.03             --           0.03
6/1/01 Through 12/31/01^    $      13.43           0.04@         (0.79)         (0.75)          0.05           0.06           0.11
Year Ended 5/31/01          $      14.45           0.05           0.04           0.09           0.03           1.08           1.11
Year Ended 5/31/00          $      11.49             --           2.97           2.97           0.01             --           0.01
Year Ended 5/31/99          $      14.76           0.04          (1.76)         (1.72)          0.04           1.51           1.55

U.S. SMALL COMPANY
OPPORTUNITIES FUND
1/1/04 Through 6/30/04      $       9.02          (0.04)          0.66           0.62             --             --             --
Year Ended 12/31/03         $       7.04          (0.13)          2.11           1.98             --             --             --
Year Ended 12/31/02         $      10.48          (0.09)         (3.35)         (3.44)            --             --             --
6/1/01 Through 12/31/01^    $      12.19          (0.04)         (1.67)         (1.71)            --             --             --
Year Ended 5/31/01          $      15.90          (0.07)         (2.29)         (2.36)            --           1.35           1.35
Year Ended 5/31/00          $      12.17             --           3.73           3.73             --             --             --
Year Ended 5/31/99          $      12.57          (0.01)         (0.08)         (0.09)            --           0.31           0.31

  + On September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split
  ^ The fund changed its fiscal year end from May 31 to December 31.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                 NET ASSET
                                VALUE, END          TOTAL
                                 OF PERIOD     RETURN (a)
U.S. SMALL COMPANY FUND+
1/1/04 Through 6/30/04        $      14.10           1.44%
Year Ended 12/31/03           $      13.90          39.72%
Year Ended 12/31/02           $       9.97         (20.48%)
6/1/01 Through 12/31/01^      $      12.57          (5.56%)
Year Ended 5/31/01            $      13.43           0.75%
Year Ended 5/31/00            $      14.45          25.90%
Year Ended 5/31/99            $      11.49         (10.95%)

U.S. SMALL COMPANY
OPPORTUNITIES FUND
1/1/04 Through 6/30/04        $       9.64           6.87%
Year Ended 12/31/03           $       9.02          28.13%
Year Ended 12/31/02           $       7.04         (32.82%)
6/1/01 Through 12/31/01^      $      10.48         (14.03%)
Year Ended 5/31/01            $      12.19         (15.51%)
Year Ended 5/31/00            $      15.90          30.65%
Year Ended 5/31/99            $      12.17          (0.49%)

                                                              RATIOS/SUPPLEMENTAL DATA:
                            -----------------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                           -----------------------------------------------------------------------
                                                                                                    NET INVESTMENT
                             NET ASSETS,                           NET             EXPENSES          INCOME (LOSS)
                                  END OF                    INVESTMENT     WITHOUT WAIVERS,       WITHOUT WAIVERS,      PORTFOLIO
                                  PERIOD            NET         INCOME       REIMBURSEMENTS         REIMBURSEMENTS       TURNOVER
                              (MILLIONS)       EXPENSES         (LOSS) AND EARNINGS CREDITS   AND EARNINGS CREDITS       RATE (a)
U.S. SMALL COMPANY FUND+
1/1/04 Through 6/30/04      $        117           1.01%         (0.25%)               1.12%                 (0.36%)          100%
Year Ended 12/31/03         $        156           1.01%          0.15%                1.11%                  0.05%            78%
Year Ended 12/31/02         $        199           1.01%          0.23%                1.10%                  0.14%            90%
6/1/01 Through 12/31/01^    $        286           1.01%          0.39%                1.04%                  0.36%            48%~
Year Ended 5/31/01          $        296           1.01%          0.35%                1.01%                  0.35%           110%~
Year Ended 5/31/00          $        285           1.00%          0.05%                1.00%                  0.05%           104%~
Year Ended 5/31/99          $        187           1.02%          0.34%                1.02%                  0.34%           104%~

U.S. SMALL COMPANY
OPPORTUNITIES FUND
1/1/04 Through 6/30/04      $          8           1.02%(o)      (0.70%)               2.54%                 (2.22%)           59%
Year Ended 12/31/03         $         10           1.02%         (0.62%)               1.68%                 (1.28%)          207%
Year Ended 12/31/02         $         55           1.02%         (0.66%)               1.17%                 (0.81%)          100%
6/1/01 Through 12/31/01^    $        195           1.02%         (0.50%)               1.07%                 (0.55%)           55%
Year Ended 5/31/01          $        339           0.99%         (0.35%)               0.99%                 (0.35%)          117%
Year Ended 5/31/00          $        529           0.99%         (0.47%)               0.99%                 (0.47%)          132%
Year Ended 5/31/99          $        286           1.07%         (0.42%)               1.07%                 (0.42%)          116%

  # Short periods have been annualized.
(o) Excludes interest expense for custody overdraft of 1 basis point.
  ~ Prior to September 10, 2001, USSCF invested all of its investable assets in The U.S. Small Company Portfolio ("USSCP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of USSCP.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International
    Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
    Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS
Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

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[JPMORGAM FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

A list of portfolio holdings is available thirty days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-348-4782 to obtain further information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at http://www.sec.gov.

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JPMorgan Funds Fulfillment Center                                   PRSRT STD
      6112 W. 73rd Street                                         U.S. POSTAGE
    Bedford Park, IL 60638                                            PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004 All rights reserved. August 2004.

                                                                     SAN-MSC-604
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ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

   (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

       (2) If the registrant provides the disclosure required by paragraph
       (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

       (3) If the registrant provides the disclosure required by paragraph
       (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

   (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

   (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

   (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

   (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

       (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

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   (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

   (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

       (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

       (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

       File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

       (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

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ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

THE COMMITTEE SHALL REVIEW NOMINEES RECOMMENDED TO THE BOARD BY SHAREHOLDERS AND SHALL EVALUATE SUCH NOMINEES IN THE SAME MANNER AS IT EVALUATES NOMINEES IDENTIFIED BY THE COMMITTEE.

ITEM 10. CONTROLS AND PROCEDURES.

       (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

       (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

       (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

       (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

       (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

       (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

       (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30A-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

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                                   SIGNATURES

                           [See General Instruction F]

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    J.P. Morgan Funds
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date                            August 24, 2004
    ----------------------------------------------------------------------------

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date                            August 24, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*       /s/ George C.W. Gatch
                         -------------------------------------------------------
                                George C.W. Gatch, President

Date                            August 24, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.